PART B
STATEMENT OF ADDITIONAL INFORMATION
April 27, 2020
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Defined Income Variable Annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Annuity is purchased by making an initial purchase payment of $25,000 or more. Subject to certain restrictions, you can make additional purchase payments of not less than $100 at any time during the accumulation phase.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prudential Defined Income Variable Annuity prospectus dated April 27, 2020. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
TABLE OF CONTENTS

PAGE
Company	2
Experts	2
Principal Underwriter	2
Payments Made to Promote Sale of Our Products	2
Cyber Security Risk	2
Determination of Accumulation Unit Values	3
Historical Income Growth Rates and Income Percentages	5
Separate Account Financial Information	A1
Company Financial Information	B1
Pruco Life Insurance Company of New Jersey 213 Washington Street Newark, NY 07102-2992	Prudential Annuity Service Center P.O. Box 7960 Philadelphia, PA 19176 Newark, NY 07102-2992 Telephone: (888) Pru-2888

COMPANY
Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.
Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The financial statements of Pruco Life Insurance Company of New Jersey as of December 31, 2019 and 2018, and for each of the three years in the period ended December 31, 2019 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates presented and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life of New Jersey, PAD received commissions of $77,870,844.85, $73,232,387.43 and $62,132,654.93 in 2019, 2018, and 2017, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2018) received payment with respect to annuity business during 2018 (or as to which a payment amount was accrued during 2018). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2019, non-cash compensation received by Firms and Entities ranged from $1.00 to $433,912.73. During 2019, cash compensation received by Firms ranged from $1.10 to $18,272,777.70.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life of New Jersey is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life of New Jersey and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life of New Jersey. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life of New Jersey, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life of New Jersey may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life of New Jersey in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life of New Jersey, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life of New Jersey cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
In March 2017, the New York Department of Financial Services’ (DFS) new cybersecurity regulation went into effect. The regulation requires financial institutions regulated by the New York DFS, including Pruco Life of New Jersey, to establish a cybersecurity program. The regulation includes specific technical safeguards as well as requirements regarding governance, incident planning, data management, system testing, vendor oversight and regulator notification. In addition, in October 2017, the NAIC adopted the Insurance Data Security Model Law that is consistent with the New York regulation. The Model Law in turn is expected to form the basis for legislation in other states. We are monitoring regulatory guidance and rulemaking in this area, and may be subject to increased compliance costs and regulatory requirements.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:

(a)	is the net result of:

(1)
the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

(2)	any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b)	is the net result of:

(1)
the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

(2)	any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c)
is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values. This information reflects Sub-Account names as of December 31, 2019. Please refer to the Investment Options section of the prospectus for information on name changes.
HISTORICAL INCOME GROWTH RATES AND INCOME PERCENTAGES
The rates below apply for applications signed between April 1, 2020 and April 30, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after May 1, 2020 . Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	2.70%	2.20%	66	5.05%	4.55%
46	2.70%	2.20%	67	5.10%	4.60%
47	2.70%	2.20%	68	5.10%	4.60%
48	2.70%	2.20%	69	5.15%	4.65%
49	2.80%	2.30%	70	5.20%	4.70%
50	2.90%	2.40%	71	5.30%	4.80%
51	3.00%	2.50%	72	5.35%	4.85%
52	3.05%	2.55%	73	5.45%	4.95%
53	3.20%	2.70%	74	5.50%	5.00%
54	3.30%	2.80%	75	5.55%	5.05%
55	3.45%	2.95%	76	5.60%	5.10%
56	3.60%	3.10%	77	5.65%	5.15%
57	3.70%	3.20%	78	5.75%	5.25%
58	3.90%	3.40%	79	5.80%	5.30%
59	4.05%	3.55%	80	5.80%	5.30%
60	4.30%	3.80%	81	5.90%	5.40%
61	4.40%	3.90%	82	6.00%	5.50%
62	4.45%	3.95%	83	6.10%	5.60%
63	4.65%	4.15%	84	6.20%	5.70%
64	4.80%	4.30%	85+	6.30%	5.80%
65	5.00%	4.50%

The rates below apply for applications signed between March 15, 2020 and March 31, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after April 1, 2020 . Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.65% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.35%	2.85%	66	5.70%	5.20%
46	3.35%	2.85%	67	5.75%	5.25%
47	3.35%	2.85%	68	5.75%	5.25%
48	3.35%	2.85%	69	5.80%	5.30%
49	3.45%	2.95%	70	5.85%	5.35%
50	3.55%	3.05%	71	5.95%	5.45%
51	3.65%	3.15%	72	6.00%	5.50%
52	3.70%	3.20%	73	6.10%	5.60%
53	3.85%	3.35%	74	6.15%	5.65%
54	3.95%	3.45%	75	6.20%	5.70%
55	4.10%	3.60%	76	6.25%	5.75%
56	4.25%	3.75%	77	6.30%	5.80%
57	4.35%	3.85%	78	6.40%	5.90%
58	4.55%	4.05%	79	6.45%	5.95%
59	4.70%	4.20%	80	6.45%	5.95%
60	4.95%	4.45%	81	6.55%	6.05%
61	5.05%	4.55%	82	6.65%	6.15%
62	5.10%	4.60%	83	6.75%	6.25%
63	5.30%	4.80%	84	6.85%	6.35%
64	5.45%	4.95%	85+	6.95%	6.45%
65	5.65%	5.15%

T he rates below apply for applications signed between November 15, 2019 and March 14, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after March 15, 2020 . Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.75% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.60%	3.10%	66	5.80%	5.30%
46	3.75%	3.25%	67	5.85%	5.35%
47	3.85%	3.35%	68	5.85%	5.35%
48	4.00%	3.50%	69	5.90%	5.40%
49	4.15%	3.65%	70	5.95%	5.45%
50	4.20%	3.70%	71	6.05%	5.55%
51	4.30%	3.80%	72	6.10%	5.60%
52	4.40%	3.90%	73	6.20%	5.70%
53	4.55%	4.05%	74	6.25%	5.75%
54	4.65%	4.15%	75	6.35%	5.85%
55	4.75%	4.25%	76	6.40%	5.90%
56	4.85%	4.35%	77	6.45%	5.95%
57	4.95%	4.45%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.60%	6.10%
59	5.10%	4.60%	80	6.65%	6.15%
60	5.20%	4.70%	81	6.75%	6.25%
61	5.30%	4.80%	82	6.85%	6.35%
62	5.40%	4.90%	83	6.95%	6.45%
63	5.55%	5.05%	84	7.05%	6.55%
64	5.65%	5.15%	85+	7.15%	6.65%
65	5.75%	5.25%

The rates below apply for applications signed between October 15, 2019 and November 14, 2019.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after November 15, 2019 . Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.60%	3.10%	66	5.80%	5.30%
46	3.75%	3.25%	67	5.85%	5.35%
47	3.85%	3.35%	68	5.85%	5.35%
48	4.00%	3.50%	69	5.90%	5.40%
49	4.15%	3.65%	70	5.95%	5.45%
50	4.20%	3.70%	71	6.05%	5.55%
51	4.30%	3.80%	72	6.10%	5.60%
52	4.40%	3.90%	73	6.20%	5.70%
53	4.55%	4.05%	74	6.25%	5.75%
54	4.65%	4.15%	75	6.35%	5.85%
55	4.75%	4.25%	76	6.40%	5.90%
56	4.85%	4.35%	77	6.45%	5.95%
57	4.95%	4.45%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.60%	6.10%
59	5.10%	4.60%	80	6.65%	6.15%
60	5.20%	4.70%	81	6.75%	6.25%
61	5.30%	4.80%	82	6.85%	6.35%
62	5.40%	4.90%	83	6.95%	6.45%
63	5.55%	5.05%	84	7.05%	6.55%
64	5.65%	5.15%	85+	7.15%	6.65%
65	5.75%	5.25%

The rates below apply for applications signed between September 15, 2019 and October 14, 2019.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after October 15, 2019 . Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.70%	3.20%	66	5.90%	5.40%
46	3.85%	3.35%	67	5.95%	5.45%
47	3.95%	3.45%	68	5.95%	5.45%
48	4.10%	3.60%	69	6.00%	5.50%
49	4.25%	3.75%	70	6.05%	5.55%
50	4.30%	3.80%	71	6.15%	5.65%
51	4.40%	3.90%	72	6.20%	5.70%
52	4.50%	4.00%	73	6.30%	5.80%
53	4.65%	4.15%	74	6.35%	5.85%
54	4.75%	4.25%	75	6.45%	5.95%
55	4.85%	4.35%	76	6.50%	6.00%
56	4.95%	4.45%	77	6.55%	6.05%
57	5.05%	4.55%	78	6.65%	6.15%
58	5.10%	4.60%	79	6.70%	6.20%
59	5.20%	4.70%	80	6.75%	6.25%
60	5.30%	4.80%	81	6.85%	6.35%
61	5.40%	4.90%	82	6.95%	6.45%
62	5.50%	5.00%	83	7.05%	6.55%
63	5.65%	5.15%	84	7.15%	6.65%
64	5.75%	5.25%	85+	7.25%	6.75%
65	5.85%	5.35%

The rates below apply for applications signed between July 15, 2019 and September 14, 2019.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after September 15, 2019 . Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.85%	3.35%	66	6.05%	5.55%
46	4.00%	3.50%	67	6.10%	5.60%
47	4.10%	3.60%	68	6.10%	5.60%
48	4.25%	3.75%	69	6.15%	5.65%
49	4.40%	3.90%	70	6.20%	5.70%
50	4.45%	3.95%	71	6.30%	5.80%
51	4.55%	4.05%	72	6.35%	5.85%
52	4.65%	4.15%	73	6.45%	5.95%
53	4.80%	4.30%	74	6.50%	6.00%
54	4.90%	4.40%	75	6.60%	6.10%
55	5.00%	4.50%	76	6.65%	6.15%
56	5.10%	4.60%	77	6.70%	6.20%
57	5.20%	4.70%	78	6.80%	6.30%
58	5.25%	4.75%	79	6.85%	6.35%
59	5.35%	4.85%	80	6.90%	6.40%
60	5.45%	4.95%	81	7.00%	6.50%
61	5.55%	5.05%	82	7.10%	6.60%
62	5.65%	5.15%	83	7.20%	6.70%
63	5.80%	5.30%	84	7.30%	6.80%
64	5.90%	5.40%	85+	7.40%	6.90%
65	6.00%	5.50%

The rates below apply for applications signed between May 15, 2019 and July 14, 2019.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after July 15, 2019 . Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	4.00%	3.50%	66	6.20%	5.70%
46	4.15%	3.65%	67	6.25%	5.75%
47	4.25%	3.75%	68	6.25%	5.75%
48	4.40%	3.90%	69	6.30%	5.80%
49	4.55%	4.05%	70	6.35%	5.85%
50	4.60%	4.10%	71	6.45%	5.95%
51	4.70%	4.20%	72	6.50%	6.00%
52	4.80%	4.30%	73	6.60%	6.10%
53	4.95%	4.45%	74	6.65%	6.15%
54	5.05%	4.55%	75	6.75%	6.25%
55	5.15%	4.65%	76	6.80%	6.30%
56	5.25%	4.75%	77	6.85%	6.35%
57	5.35%	4.85%	78	6.95%	6.45%
58	5.40%	4.90%	79	7.00%	6.50%
59	5.50%	5.00%	80	7.05%	6.55%
60	5.60%	5.10%	81	7.15%	6.65%
61	5.70%	5.20%	82	7.25%	6.75%
62	5.80%	5.30%	83	7.35%	6.85%
63	5.95%	5.45%	84	7.45%	6.95%
64	6.05%	5.55%	85+	7.55%	7.05%
65	6.15%	5.65%

The rates below apply for applications signed between January 15, 2019 and May 14, 2019
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after May 15, 2019 . Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	4.15%	3.65%	66	6.35%	5.85%
46	4.30%	3.80%	67	6.40%	5.90%
47	4.40%	3.90%	68	6.40%	5.90%
48	4.55%	4.05%	69	6.45%	5.95%
49	4.70%	4.20%	70	6.50%	6.00%
50	4.75%	4.25%	71	6.60%	6.10%
51	4.85%	4.35%	72	6.65%	6.15%
52	4.95%	4.45%	73	6.75%	6.25%
53	5.10%	4.60%	74	6.80%	6.30%
54	5.20%	4.70%	75	6.90%	6.40%
55	5.30%	4.80%	76	6.95%	6.45%
56	5.40%	4.90%	77	7.00%	6.50%
57	5.50%	5.00%	78	7.10%	6.60%
58	5.55%	5.05%	79	7.15%	6.65%
59	5.65%	5.15%	80	7.20%	6.70%
60	5.75%	5.25%	81	7.30%	6.80%
61	5.85%	5.35%	82	7.40%	6.90%
62	5.95%	5.45%	83	7.50%	7.00%
63	6.10%	5.60%	84	7.60%	7.10%
64	6.20%	5.70%	85+	7.70%	7.20%
65	6.30%	5.80%

The rates below apply for applications signed between December 15, 2018 and January 14, 2019.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after January 15, 2019. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	4.15%	3.65%	66	6.35%	5.85%
46	4.30%	3.80%	67	6.40%	5.90%
47	4.40%	3.90%	68	6.40%	5.90%
48	4.55%	4.05%	69	6.45%	5.95%
49	4.70%	4.20%	70	6.50%	6.00%
50	4.75%	4.25%	71	6.60%	6.10%
51	4.85%	4.35%	72	6.65%	6.15%
52	4.95%	4.45%	73	6.75%	6.25%
53	5.10%	4.60%	74	6.80%	6.30%
54	5.20%	4.70%	75	6.90%	6.40%
55	5.30%	4.80%	76	6.95%	6.45%
56	5.40%	4.90%	77	7.00%	6.50%
57	5.50%	5.00%	78	7.10%	6.60%
58	5.55%	5.05%	79	7.15%	6.65%
59	5.65%	5.15%	80	7.20%	6.70%
60	5.75%	5.25%	81	7.30%	6.80%
61	5.85%	5.35%	82	7.40%	6.90%
62	5.95%	5.45%	83	7.50%	7.00%
63	6.10%	5.60%	84	7.60%	7.10%
64	6.20%	5.70%	85+	7.70%	7.20%
65	6.30%	5.80%

The rates below apply for applications signed between August 15, 2018 and December 14, 2018.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after December 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00% Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	4.10%	3.60%	66	6.30%	5.80%
46	4.25%	3.75%	67	6.35%	5.85%
47	4.35%	3.85%	68	6.35%	5.85%
48	4.50%	4.00%	69	6.40%	5.90%
49	4.65%	4.15%	70	6.45%	5.95%
50	4.70%	4.20%	71	6.55%	6.05%
51	4.80%	4.30%	72	6.60%	6.10%
52	4.90%	4.40%	73	6.70%	6.20%
53	5.05%	4.55%	74	6.75%	6.25%
54	5.15%	4.65%	75	6.85%	6.35%
55	5.25%	4.75%	76	6.90%	6.40%
56	5.35%	4.85%	77	6.95%	6.45%
57	5.45%	4.95%	78	7.05%	6.55%
58	5.50%	5.00%	79	7.10%	6.60%
59	5.60%	5.10%	80	7.15%	6.65%
60	5.70%	5.20%	81	7.25%	6.75%
61	5.80%	5.30%	82	7.35%	6.85%
62	5.90%	5.40%	83	7.45%	6.95%
63	6.05%	5.55%	84	7.55%	7.05%
64	6.15%	5.65%	85+	7.65%	7.15%
65	6.25%	5.75%

The rates below apply for applications signed between June 15, 2018 and August 14, 2018.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after August 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.95%	3.45%	66	6.15%	5.65%
46	4.10%	3.60%	67	6.20%	5.70%
47	4.20%	3.70%	68	6.20%	5.70%
48	4.35%	3.85%	69	6.25%	5.75%
49	4.50%	4.00%	70	6.30%	5.80%
50	4.55%	4.05%	71	6.40%	5.90%
51	4.65%	4.15%	72	6.45%	5.95%
52	4.75%	4.25%	73	6.55%	6.05%
53	4.90%	4.40%	74	6.60%	6.10%
54	5.00%	4.50%	75	6.70%	6.20%
55	5.10%	4.60%	76	6.75%	6.25%
56	5.20%	4.70%	77	6.80%	6.30%
57	5.30%	4.80%	78	6.90%	6.40%
58	5.35%	4.85%	79	6.95%	6.45%
59	5.45%	4.95%	80	7.00%	6.50%
60	5.55%	5.05%	81	7.10%	6.60%
61	5.65%	5.15%	82	7.20%	6.70%
62	5.75%	5.25%	83	7.30%	6.80%
63	5.90%	5.40%	84	7.40%	6.90%
64	6.00%	5.50%	85+	7.50%	7.00%
65	6.10%	5.60%

The rates below apply for applications signed between March 15, 2018 and June 14, 2018.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after June 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.85%	3.35%	66	6.05%	5.55%
46	4.00%	3.50%	67	6.10%	5.60%
47	4.10%	3.60%	68	6.10%	5.60%
48	4.25%	3.75%	69	6.15%	5.65%
49	4.40%	3.90%	70	6.20%	5.70%
50	4.45%	3.95%	71	6.30%	5.80%
51	4.55%	4.05%	72	6.35%	5.85%
52	4.65%	4.15%	73	6.45%	5.95%
53	4.80%	4.30%	74	6.50%	6.00%
54	4.90%	4.40%	75	6.60%	6.10%
55	5.00%	4.50%	76	6.65%	6.15%
56	5.10%	4.60%	77	6.70%	6.20%
57	5.20%	4.70%	78	6.80%	6.30%
58	5.25%	4.75%	79	6.85%	6.35%
59	5.35%	4.85%	80	6.90%	6.40%
60	5.45%	4.95%	81	7.00%	6.50%
61	5.55%	5.05%	82	7.10%	6.60%
62	5.65%	5.15%	83	7.20%	6.70%
63	5.80%	5.30%	84	7.30%	6.80%
64	5.90%	5.40%	85+	7.40%	6.90%
65	6.00%	5.50%

The rates below apply for applications signed between February 15, 2018 and March 14, 2018.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after March 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.60%	3.10%	66	5.80%	5.30%
46	3.75%	3.25%	67	5.85%	5.35%
47	3.85%	3.35%	68	5.85%	5.35%
48	4.00%	3.50%	69	5.90%	5.40%
49	4.15%	3.65%	70	5.95%	5.45%
50	4.20%	3.70%	71	6.05%	5.55%
51	4.30%	3.80%	72	6.10%	5.60%
52	4.40%	3.90%	73	6.20%	5.70%
53	4.55%	4.05%	74	6.25%	5.75%
54	4.65%	4.15%	75	6.35%	5.85%
55	4.75%	4.25%	76	6.40%	5.90%
56	4.85%	4.35%	77	6.45%	5.95%
57	4.95%	4.45%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.60%	6.10%
59	5.10%	4.60%	80	6.65%	6.15%
60	5.20%	4.70%	81	6.75%	6.25%
61	5.30%	4.80%	82	6.85%	6.35%
62	5.40%	4.90%	83	6.95%	6.45%
63	5.55%	5.05%	84	7.05%	6.55%
64	5.65%	5.15%	85+	7.15%	6.65%
65	5.75%	5.25%

The rates below apply for applications signed between December 15, 2016 and February 14, 2018.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after February 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.35%	2.85%	66	5.55%	5.05%
46	3.50%	3.00%	67	5.60%	5.10%
47	3.60%	3.10%	68	5.60%	5.10%
48	3.75%	3.25%	69	5.65%	5.15%
49	3.90%	3.40%	70	5.70%	5.20%
50	3.95%	3.45%	71	5.80%	5.30%
51	4.05%	3.55%	72	5.85%	5.35%
52	4.15%	3.65%	73	5.95%	5.45%
53	4.30%	3.80%	74	6.00%	5.50%
54	4.40%	3.90%	75	6.10%	5.60%
55	4.50%	4.00%	76	6.15%	5.65%
56	4.60%	4.10%	77	6.20%	5.70%
57	4.70%	4.20%	78	6.30%	5.80%
58	4.75%	4.25%	79	6.35%	5.85%
59	4.85%	4.35%	80	6.40%	5.90%
60	4.95%	4.45%	81	6.50%	6.00%
61	5.05%	4.55%	82	6.60%	6.10%
62	5.15%	4.65%	83	6.70%	6.20%
63	5.30%	4.80%	84	6.80%	6.30%
64	5.40%	4.90%	85+	6.90%	6.40%
65	5.50%	5.00%

The rates below apply for applications signed between September 15, 2016 and December 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after December 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.45%	4.95%
46	3.40%	2.90%	67	5.50%	5.00%
47	3.50%	3.00%	68	5.50%	5.00%
48	3.65%	3.15%	69	5.55%	5.05%
49	3.80%	3.30%	70	5.60%	5.10%
50	3.85%	3.35%	71	5.70%	5.20%
51	3.95%	3.45%	72	5.75%	5.25%
52	4.05%	3.55%	73	5.85%	5.35%
53	4.20%	3.70%	74	5.90%	5.40%
54	4.30%	3.80%	75	6.00%	5.50%
55	4.40%	3.90%	76	6.05%	5.55%
56	4.50%	4.00%	77	6.10%	5.60%
57	4.60%	4.10%	78	6.20%	5.70%
58	4.65%	4.15%	79	6.25%	5.75%
59	4.75%	4.25%	80	6.30%	5.80%
60	4.85%	4.35%	81	6.40%	5.90%
61	4.95%	4.45%	82	6.50%	6.00%
62	5.05%	4.55%	83	6.60%	6.10%
63	5.20%	4.70%	84	6.70%	6.20%
64	5.30%	4.80%	85+	6.80%	6.30%
65	5.40%	4.90%

The rates below apply for applications signed between June 15, 2016 and September 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after September 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.75%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.20%	5.70%
53	4.25%	3.75%	74	6.25%	5.75%
54	4.40%	3.90%	75	6.30%	5.80%
55	4.55%	4.05%	76	6.40%	5.90%
56	4.65%	4.15%	77	6.50%	6.00%
57	4.80%	4.30%	78	6.60%	6.10%
58	4.95%	4.45%	79	6.70%	6.20%
59	5.05%	4.55%	80	6.80%	6.30%
60	5.15%	4.65%	81	6.90%	6.40%
61	5.25%	4.75%	82	7.00%	6.50%
62	5.35%	4.85%	83	7.10%	6.60%
63	5.45%	4.95%	84	7.20%	6.70%
64	5.55%	5.05%	85+	7.30%	6.80%
65	5.75%	5.25%

The rates below apply for applications signed between March 15, 2016 and June 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after June 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
6.00%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%	66	6.05%	5.55%
46	3.65%	3.15%	67	6.10%	5.60%
47	3.75%	3.25%	68	6.15%	5.65%
48	3.90%	3.40%	69	6.20%	5.70%
49	4.05%	3.55%	70	6.25%	5.75%
50	4.15%	3.65%	71	6.30%	5.80%
51	4.30%	3.80%	72	6.35%	5.85%
52	4.45%	3.95%	73	6.45%	5.95%
53	4.50%	4.00%	74	6.50%	6.00%
54	4.65%	4.15%	75	6.55%	6.05%
55	4.80%	4.30%	76	6.65%	6.15%
56	4.90%	4.40%	77	6.75%	6.25%
57	5.05%	4.55%	78	6.85%	6.35%
58	5.20%	4.70%	79	6.95%	6.45%
59	5.30%	4.80%	80	7.05%	6.55%
60	5.40%	4.90%	81	7.15%	6.65%
61	5.50%	5.00%	82	7.25%	6.75%
62	5.60%	5.10%	83	7.35%	6.85%
63	5.70%	5.20%	84	7.45%	6.95%
64	5.80%	5.30%	85+	7.55%	7.05%
65	6.00%	5.50%

The rates below apply for applications signed between February 15, 2016 and March 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after March 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
6.00%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%	66	6.05%	5.55%
46	3.65%	3.15%	67	6.10%	5.60%
47	3.75%	3.25%	68	6.15%	5.65%
48	3.90%	3.40%	69	6.20%	5.70%
49	4.05%	3.55%	70	6.25%	5.75%
50	4.15%	3.65%	71	6.30%	5.80%
51	4.30%	3.80%	72	6.35%	5.85%
52	4.45%	3.95%	73	6.45%	5.95%
53	4.50%	4.00%	74	6.50%	6.00%
54	4.65%	4.15%	75	6.55%	6.05%
55	4.80%	4.30%	76	6.65%	6.15%
56	4.90%	4.40%	77	6.75%	6.25%
57	5.05%	4.55%	78	6.85%	6.35%
58	5.20%	4.70%	79	6.95%	6.45%
59	5.30%	4.80%	80	7.05%	6.55%
60	5.40%	4.90%	81	7.15%	6.65%
61	5.50%	5.00%	82	7.25%	6.75%
62	5.60%	5.10%	83	7.35%	6.85%
63	5.70%	5.20%	84	7.45%	6.95%
64	5.80%	5.30%	85+	7.55%	7.05%
65	6.00%	5.50%

The rates below apply for applications signed between January 15, 2016 and February 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after February 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
6.00%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%	66	6.05%	5.55%
46	3.65%	3.15%	67	6.10%	5.60%
47	3.75%	3.25%	68	6.15%	5.65%
48	3.90%	3.40%	69	6.20%	5.70%
49	4.05%	3.55%	70	6.25%	5.75%
50	4.15%	3.65%	71	6.30%	5.80%
51	4.30%	3.80%	72	6.35%	5.85%
52	4.45%	3.95%	73	6.45%	5.95%
53	4.50%	4.00%	74	6.50%	6.00%
54	4.65%	4.15%	75	6.55%	6.05%
55	4.80%	4.30%	76	6.65%	6.15%
56	4.90%	4.40%	77	6.75%	6.25%
57	5.05%	4.55%	78	6.85%	6.35%
58	5.20%	4.70%	79	6.95%	6.45%
59	5.30%	4.80%	80	7.05%	6.55%
60	5.40%	4.90%	81	7.15%	6.65%
61	5.50%	5.00%	82	7.25%	6.75%
62	5.60%	5.10%	83	7.35%	6.85%
63	5.70%	5.20%	84	7.45%	6.95%
64	5.80%	5.30%	85+	7.55%	7.05%
65	6.00%	5.50%

The rates below apply for applications signed between December 15, 2015 and January 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after January 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
6.00%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%	66	6.05%	5.55%
46	3.65%	3.15%	67	6.10%	5.60%
47	3.75%	3.25%	68	6.15%	5.65%
48	3.90%	3.40%	69	6.20%	5.70%
49	4.05%	3.55%	70	6.25%	5.75%
50	4.15%	3.65%	71	6.30%	5.80%
51	4.30%	3.80%	72	6.35%	5.85%
52	4.45%	3.95%	73	6.45%	5.95%
53	4.50%	4.00%	74	6.50%	6.00%
54	4.65%	4.15%	75	6.55%	6.05%
55	4.80%	4.30%	76	6.65%	6.15%
56	4.90%	4.40%	77	6.75%	6.25%
57	5.05%	4.55%	78	6.85%	6.35%
58	5.20%	4.70%	79	6.95%	6.45%
59	5.30%	4.80%	80	7.05%	6.55%
60	5.40%	4.90%	81	7.15%	6.65%
61	5.50%	5.00%	82	7.25%	6.75%
62	5.60%	5.10%	83	7.35%	6.85%
63	5.70%	5.20%	84	7.45%	6.95%
64	5.80%	5.30%	85+	7.55%	7.05%
65	6.00%	5.50%
The rates below apply for applications signed between November 15, 2015 and December 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after December 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between October 15, 2015 and November 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after November 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between September 15, 2015 and October 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after October 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between August 15, 2015 and September 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after September 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between July 15, 2015 and August 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after August 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%
The rates below apply for applications signed between June 15, 2015 and July 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after July 15, 2015.  Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between May 15, 2015 and June 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after June 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between April 27, 2015 and May 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after May 15, 2015.  Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between April 15, 2015 and April 26, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after April 27, 2015.   Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MARCH 15, 2015 AND APRIL 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after APRIL 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 15, 2015 AND MARCH 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after MARCH 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2015 AND FEBRUARY 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after FEBRUARY 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%
THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 15, 2014 AND JANUARY 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JANUARY 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 15, 2014 AND MAY 14, 2014.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after MAY 15, 2014. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.40%	2.90%	66	5.95%	5.45%
46	3.55%	3.05%	67	6.00%	5.50%
47	3.65%	3.15%	68	6.05%	5.55%
48	3.80%	3.30%	69	6.10%	5.60%
49	3.95%	3.45%	70	6.15%	5.65%
50	4.05%	3.55%	71	6.20%	5.70%
51	4.20%	3.70%	72	6.25%	5.75%
52	4.35%	3.85%	73	6.30%	5.80%
53	4.45%	3.95%	74	6.35%	5.85%
54	4.60%	4.10%	75	6.40%	5.90%
55	4.75%	4.25%	76	6.50%	6.00%
56	4.85%	4.35%	77	6.60%	6.10%
57	5.00%	4.50%	78	6.70%	6.20%
58	5.15%	4.65%	79	6.80%	6.30%
59	5.25%	4.75%	80	6.90%	6.40%
60	5.40%	4.90%	81	7.00%	6.50%
61	5.50%	5.00%	82	7.10%	6.60%
62	5.60%	5.10%	83	7.20%	6.70%
63	5.70%	5.20%	84	7.30%	6.80%
64	5.80%	5.30%	85+	7.40%	6.90%
65	5.90%	5.40%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2013 AND FEBRUARY 14, 2014.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after FEBRUARY 15, 2014. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%	66	6.05%	5.55%
46	3.65%	3.15%	67	6.10%	5.60%
47	3.75%	3.25%	68	6.15%	5.65%
48	3.90%	3.40%	69	6.20%	5.70%
49	4.05%	3.55%	70	6.25%	5.75%
50	4.15%	3.65%	71	6.30%	5.80%
51	4.30%	3.80%	72	6.35%	5.85%
52	4.45%	3.95%	73	6.40%	5.90%
53	4.55%	4.05%	74	6.45%	5.95%
54	4.70%	4.20%	75	6.50%	6.00%
55	4.85%	4.35%	76	6.60%	6.10%
56	4.95%	4.45%	77	6.70%	6.20%
57	5.10%	4.60%	78	6.80%	6.30%
58	5.25%	4.75%	79	6.90%	6.40%
59	5.35%	4.90%	80	7.00%	6.50%
60	5.50%	5.00%	81	7.10%	6.60%
61	5.60%	5.10%	82	7.20%	6.70%
62	5.70%	5.20%	83	7.30%	6.80%
63	5.80%	5.30%	84	7.40%	6.90%
64	5.90%	5.40%	85+	7.50%	7.00%
65	6.00%	5.50%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 1, 2013 AND OCTOBER 14, 2013.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after October 15, 2013. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.35%	2.85%	66	5.90%	5.40%
46	3.50%	3.00%	67	5.95%	5.45%
47	3.60%	3.10%	68	6.00%	5.50%
48	3.75%	3.25%	69	6.05%	5.55%
49	3.90%	3.40%	70	6.10%	5.60%
50	4.00%	3.50%	71	6.15%	5.65%
51	4.15%	3.65%	72	6.20%	5.70%
52	4.30%	3.80%	73	6.25%	5.75%
53	4.40%	3.90%	74	6.30%	5.80%
54	4.55%	4.05%	75	6.35%	5.85%
55	4.70%	4.20%	76	6.45%	5.95%
56	4.80%	4.30%	77	6.55%	6.05%
57	4.95%	4.45%	78	6.65%	6.15%
58	5.10%	4.60%	79	6.75%	6.25%
59	5.20%	4.70%	80	6.85%	6.35%
60	5.35%	4.85%	81	6.95%	6.45%
61	5.45%	4.95%	82	7.05%	6.55%
62	5.55%	5.05%	83	7.15%	6.65%
63	5.65%	5.15%	84	7.25%	6.75%
64	5.75%	5.25%	85+	7.35%	6.85%
65	5.85%	5.35%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 15, 2013 AND AUGUST 31, 2013.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after SEPTEMBER 1, 2013. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.15%	2.65%	66	5.70%	5.20%
46	3.30%	2.80%	67	5.75%	5.25%
47	3.40%	2.90%	68	5.80%	5.30%
48	3.55%	3.05%	69	5.85%	5.35%
49	3.70%	3.20%	70	5.90%	5.40%
50	3.80%	3.30%	71	5.95%	5.45%
51	3.95%	3.45%	72	6.00%	5.50%
52	4.10%	3.60%	73	6.05%	5.55%
53	4.20%	3.70%	74	6.10%	5.60%
54	4.35%	3.85%	75	6.15%	5.65%
55	4.50%	4.00%	76	6.25%	5.75%
56	4.60%	4.10%	77	6.35%	5.85%
57	4.75%	4.25%	78	6.45%	5.95%
58	4.90%	4.40%	79	6.55%	6.05%
59	5.00%	4.50%	80	6.65%	6.15%
60	5.15%	4.65%	81	6.75%	6.25%
61	5.25%	4.75%	82	6.85%	6.35%
62	5.35%	4.85%	83	6.95%	6.45%
63	5.45%	4.95%	84	7.05%	6.55%
64	5.55%	5.05%	85+	7.15%	6.65%
65	5.65%	5.15%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 17, 2013 AND JULY 14, 2013.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JULY 15, 2013. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.00%	2.50%	66	5.55%	5.05%
46	3.15%	2.65%	67	5.60%	5.10%
47	3.25%	2.75%	68	5.65%	5.15%
48	3.40%	2.90%	69	5.70%	5.20%
49	3.55%	3.05%	70	5.75%	5.25%
50	3.65%	3.15%	71	5.80%	5.30%
51	3.80%	3.30%	72	5.85%	5.35%
52	3.95%	3.45%	73	5.90%	5.40%
53	4.05%	3.55%	74	5.95%	5.45%
54	4.20%	3.70%	75	6.00%	5.50%
55	4.35%	3.85%	76	6.10%	5.60%
56	4.45%	3.95%	77	6.20%	5.70%
57	4.60%	4.10%	78	6.30%	5.80%
58	4.75%	4.25%	79	6.40%	5.90%
59	4.85%	4.35%	80	6.50%	6.00%
60	5.00%	4.50%	81	6.60%	6.10%
61	5.10%	4.60%	82	6.70%	6.20%
62	5.20%	4.70%	83	6.80%	6.30%
63	5.30%	4.80%	84	6.90%	6.40%
64	5.40%	4.90%	85+	7.00%	6.0%
65	5.50%	5.00%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 1, 2013 AND JUNE 16, 2013.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JUNE 17, 2013. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.00%	2.50%	66	5.10%	4.60%
46	3.10%	2.60%	67	5.20%	4.70%
47	3.20%	2.70%	68	5.30%	4.80%
48	3.30%	2.80%	69	5.40%	4.90%
49	3.40%	2.90%	70	5.50%	5.00%
50	3.50%	3.00%	71	5.60%	5.10%
51	3.60%	3.10%	72	5.70%	5.20%
52	3.70%	3.20%	73	5.80%	5.30%
53	3.80%	3.30%	74	5.90%	5.40%
54	3.90%	3.40%	75	600%	5.50%
55	4.00%	3.50%	76	6.10%	5.60%
56	4.10%	3.60%	77	6.20%	5.70%
57	4.20%	3.70%	78	6.30%	5.80%
58	4.30%	3.80%	79	6.40%	5.90%
59	4.40%	3.90%	80	6.50%	6.00%
60	4.50%	4.00%	81	6.60%	6.10%
61	4.60%	4.10%	82	6.70%	6.20%
62	4.70%	4.20%	83	6.80%	6.30%
63	4.80%	4.30%	84	6.90%	6.40%
64	4.90%	4.40%	85+	7.00%	6.00%
65	5.00%	4.50%

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362
Net Assets	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362

NET ASSETS, representing:
Accumulation units	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362
	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362

Units outstanding	4,619,847	4,326,412	3,905,194	4,885,878	2,266,883

Portfolio shares held	554,317	877,095	274,836	530,873	2,040,964
Portfolio net asset value per share	$10.00	$14.55	$63.18	$35.99	$5.77
Investment in portfolio shares, at cost	$5,543,166	$9,929,354	$7,598,615	$10,419,923	$10,707,374

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$110,634	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	81,590	184,240	237,719	273,791	175,874
NET INVESTMENT INCOME (LOSS)	29,044	(184,240)	(237,719)	(273,791)	(175,874)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	486,196	1,106,794	1,036,963	73,379
Net change in unrealized appreciation (depreciation) on investments	—	893,605	3,082,402	3,220,896	1,725,467
NET GAIN (LOSS) ON INVESTMENTS	—	1,379,801	4,189,196	4,257,859	1,798,846

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$29,044	$1,195,561	$3,951,477	$3,984,068	$1,622,972

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139
Net Assets	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139

NET ASSETS, representing:
Accumulation units	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139
	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139

Units outstanding	5,676,245	1,262,884	4,496,474	925,004	747,722

Portfolio shares held	435,609	104,145	308,490	168,736	102,890
Portfolio net asset value per share	$74.24	$41.49	$81.62	$43.03	$15.62
Investment in portfolio shares, at cost	$21,600,145	$2,085,747	$7,532,282	$4,679,899	$1,450,957

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$35,957

EXPENSES
Charges for mortality and expense risk,
and for administration	343,752	60,071	342,503	74,082	20,953
NET INVESTMENT INCOME (LOSS)	(343,752)	(60,071)	(342,503)	(74,082)	15,004

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	64,140
Net realized gain (loss) on shares redeemed	827,049	296,506	2,272,139	235,388	10,147
Net change in unrealized appreciation (depreciation) on investments	6,022,830	800,285	4,535,390	988,498	259,641
NET GAIN (LOSS) ON INVESTMENTS	6,849,879	1,096,791	6,807,529	1,223,886	333,928

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,506,127	$1,036,720	$6,465,026	$1,149,804	$348,932

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854
Net Assets	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854

NET ASSETS, representing:
Accumulation units	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854
	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854

Units outstanding	1,407,891	2,126,680	1,321,617	1,226,900	368,759

Portfolio shares held	232,714	212,215	137,245	137,915	53,437
Portfolio net asset value per share	$27.13	$34.95	$40.79	$33.29	$29.49
Investment in portfolio shares, at cost	$5,374,343	$6,045,804	$4,029,520	$4,465,607	$1,194,974

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$136,983	$65,927	$23,710	$81,102	$11,393

EXPENSES
Charges for mortality and expense risk,
and for administration	82,187	97,506	71,924	59,506	20,235
NET INVESTMENT INCOME (LOSS)	54,796	(31,579)	(48,214)	21,596	(8,842)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	373,142	801,194	534,905	—	148,665
Net realized gain (loss) on shares redeemed	51,571	130,953	93,581	(37,140)	22,068
Net change in unrealized appreciation (depreciation) on investments	800,144	756,329	878,394	983,805	222,644
NET GAIN (LOSS) ON INVESTMENTS	1,224,857	1,688,476	1,506,880	946,665	393,377

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,279,653	$1,656,897	$1,458,666	$968,261	$384,535

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425
Net Assets	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425

NET ASSETS, representing:
Accumulation units	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425
	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425

Units outstanding	1,331,254	430,174	540,942	821,087	507,113

Portfolio shares held	119,258	161,222	124,075	84,882	140,262
Portfolio net asset value per share	$59.40	$11.72	$17.29	$38.06	$8.48
Investment in portfolio shares, at cost	$3,847,359	$1,198,365	$2,377,642	$1,207,603	$1,368,947

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$37,661	$—	$—	$17,775

EXPENSES
Charges for mortality and expense risk,
and for administration	91,374	24,809	29,701	43,617	17,657
NET INVESTMENT INCOME (LOSS)	(91,374)	12,852	(29,701)	(43,617)	118

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	573,893	104,910	298,243	—	55,958
Net realized gain (loss) on shares redeemed	286,661	74,747	(38,743)	280,528	(114,094)
Net change in unrealized appreciation (depreciation) on investments	1,194,171	207,605	307,696	507,385	381,690
NET GAIN (LOSS) ON INVESTMENTS	2,054,725	387,262	567,196	787,913	323,554

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,963,351	$400,114	$537,495	$744,296	$323,672

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509
Net Assets	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509

NET ASSETS, representing:
Accumulation units	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509
	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509

Units outstanding	223,600	1,957,520	193,503	1,596,173	825,908

Portfolio shares held	7,727	251,574	13,296	366,601	198,762
Portfolio net asset value per share	$57.28	$27.86	$39.64	$18.77	$9.28
Investment in portfolio shares, at cost	$303,642	$3,348,876	$363,618	$2,784,216	$1,241,685

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$1,491	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	5,776	105,181	7,601	102,359	27,529
NET INVESTMENT INCOME (LOSS)	(5,776)	(105,181)	(6,110)	(102,359)	(27,529)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	52,936	—	51,487	—	—
Net realized gain (loss) on shares redeemed	22,144	343,032	8,257	489,507	73,763
Net change in unrealized appreciation (depreciation) on investments	47,138	1,020,838	80,901	1,556,388	423,010
NET GAIN (LOSS) ON INVESTMENTS	122,218	1,363,870	140,645	2,045,895	496,773

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$116,442	$1,258,689	$134,535	$1,943,536	$469,244

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$30,263,469	$167,939,344	$77,914,802	$32,616,152
Net Assets	$—	$30,263,469	$167,939,344	$77,914,802	$32,616,152

NET ASSETS, representing:
Accumulation units	$—	$30,263,469	$167,939,344	$77,914,802	$32,616,152
	$—	$30,263,469	$167,939,344	$77,914,802	$32,616,152

Units outstanding	—	1,279,393	11,393,534	4,341,700	2,021,819

Portfolio shares held	—	2,092,909	8,077,891	4,524,669	2,866,094
Portfolio net asset value per share	$—	$14.46	$20.79	$17.22	$11.38
Investment in portfolio shares, at cost	$—	$22,145,752	$123,285,190	$68,214,156	$26,395,311

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	04/26/2019**	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	266,745	397,916	2,589,552	824,337	400,517
NET INVESTMENT INCOME (LOSS)	(266,745)	(397,916)	(2,589,552)	(824,337)	(400,517)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,913,480	2,627,709	6,527,845	1,158,500	1,520,573
Net change in unrealized appreciation (depreciation) on investments	(5,127,547)	5,163,356	15,386,321	7,785,263	2,849,948
NET GAIN (LOSS) ON INVESTMENTS	7,785,933	7,791,065	21,914,166	8,943,763	4,370,521

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,519,188	$7,393,149	$19,324,614	$8,119,426	$3,970,004

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$20,943,904	$9,382,994	$15,037,721	$66,739,554	$38,666,095
Net Assets	$20,943,904	$9,382,994	$15,037,721	$66,739,554	$38,666,095

NET ASSETS, representing:
Accumulation units	$20,943,904	$9,382,994	$15,037,721	$66,739,554	$38,666,095
	$20,943,904	$9,382,994	$15,037,721	$66,739,554	$38,666,095

Units outstanding	822,193	447,919	734,242	2,650,573	1,732,230

Portfolio shares held	867,961	365,951	519,079	5,684,800	1,168,866
Portfolio net asset value per share	$24.13	$25.64	$28.97	$11.74	$33.08
Investment in portfolio shares, at cost	$14,307,583	$7,162,474	$12,303,107	$46,252,431	$27,758,312

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	288,154	140,833	215,823	962,943	527,322
NET INVESTMENT INCOME (LOSS)	(288,154)	(140,833)	(215,823)	(962,943)	(527,322)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,598,983	679,524	676,062	6,435,557	2,685,142
Net change in unrealized appreciation (depreciation) on investments	4,067,348	865,907	2,034,267	10,035,850	6,386,953
NET GAIN (LOSS) ON INVESTMENTS	5,666,331	1,545,431	2,710,329	16,471,407	9,072,095

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,378,177	$1,404,598	$2,494,506	$15,508,464	$8,544,773

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio
ASSETS
Investment in the portfolios, at fair value	$58,793,071	$24,748,221	$33,971,697	$24,433,615	$33,140,113
Net Assets	$58,793,071	$24,748,221	$33,971,697	$24,433,615	$33,140,113

NET ASSETS, representing:
Accumulation units	$58,793,071	$24,748,221	$33,971,697	$24,433,615	$33,140,113
	$58,793,071	$24,748,221	$33,971,697	$24,433,615	$33,140,113

Units outstanding	1,896,519	808,851	1,556,303	2,325,732	1,169,251

Portfolio shares held	920,367	741,631	962,371	2,158,447	949,573
Portfolio net asset value per share	$63.88	$33.37	$35.30	$11.32	$34.90
Investment in portfolio shares, at cost	$34,685,413	$16,002,783	$26,377,924	$23,265,234	$24,815,511

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	821,027	310,153	463,291	284,445	404,706
NET INVESTMENT INCOME (LOSS)	(821,027)	(310,153)	(463,291)	(284,445)	(404,706)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,458,295	2,289,558	1,611,277	292,470	2,532,387
Net change in unrealized appreciation (depreciation) on investments	8,015,083	4,486,303	4,235,829	740,847	4,024,636
NET GAIN (LOSS) ON INVESTMENTS	14,473,378	6,775,861	5,847,106	1,033,317	6,557,023

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,652,351	$6,465,708	$5,383,815	$748,872	$6,152,317

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$27,207,851	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660
Net Assets	$27,207,851	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660

NET ASSETS, representing:
Accumulation units	$27,207,851	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660
	$27,207,851	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660

Units outstanding	2,633,915	66,786,868	1,614,585	1,837,297	1,540,933

Portfolio shares held	1,208,164	35,681,411	1,514,853	825,111	1,396,988
Portfolio net asset value per share	$22.52	$33.51	$24.12	$32.34	$11.40
Investment in portfolio shares, at cost	$24,655,054	$783,826,750	$25,066,396	$21,105,569	$15,367,939

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	377,498	17,999,325	490,831	409,104	200,303
NET INVESTMENT INCOME (LOSS)	(377,498)	(17,999,325)	(490,831)	(409,104)	(200,303)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	193,311	53,326,646	2,803,043	1,339,988	141,459
Net change in unrealized appreciation (depreciation) on investments	3,453,620	161,726,756	6,115,409	4,586,814	76,278
NET GAIN (LOSS) ON INVESTMENTS	3,646,931	215,053,402	8,918,452	5,926,802	217,737

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,269,433	$197,054,077	$8,427,621	$5,517,698	$17,434

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$151,270,095	$763,571,333	$271,525,344	$762,061,024	$475,783,265
Net Assets	$151,270,095	$763,571,333	$271,525,344	$762,061,024	$475,783,265

NET ASSETS, representing:
Accumulation units	$151,270,095	$763,571,333	$271,525,344	$762,061,024	$475,783,265
	$151,270,095	$763,571,333	$271,525,344	$762,061,024	$475,783,265

Units outstanding	10,000,155	41,083,525	19,466,804	43,886,605	31,602,913

Portfolio shares held	8,683,702	35,090,594	16,844,004	37,210,011	26,344,588
Portfolio net asset value per share	$17.42	$21.76	$16.12	$20.48	$18.06
Investment in portfolio shares, at cost	$109,252,969	$501,703,885	$210,122,639	$491,949,805	$351,056,497

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,264,493	11,611,844	4,402,472	11,671,327	7,440,780
NET INVESTMENT INCOME (LOSS)	(2,264,493)	(11,611,844)	(4,402,472)	(11,671,327)	(7,440,780)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,162,795	37,774,123	8,598,652	44,923,541	24,904,851
Net change in unrealized appreciation (depreciation) on investments	21,908,929	103,541,916	28,728,910	84,094,280	38,779,182
NET GAIN (LOSS) ON INVESTMENTS	26,071,724	141,316,039	37,327,562	129,017,821	63,684,033

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$23,807,231	$129,704,195	$32,925,090	$117,346,494	$56,243,253

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio
ASSETS
Investment in the portfolios, at fair value	$394,717,531	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155
Net Assets	$394,717,531	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155

NET ASSETS, representing:
Accumulation units	$394,717,531	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155
	$394,717,531	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155

Units outstanding	25,119,485	65,524,882	36,239,627	3,187,195	2,483,844

Portfolio shares held	24,009,582	63,945,237	30,455,333	2,304,014	23,074,155
Portfolio net asset value per share	$16.44	$18.27	$21.63	$46.15	$1.00
Investment in portfolio shares, at cost	$275,980,905	$894,285,091	$411,757,380	$66,157,838	$23,074,155

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$427,927

EXPENSES
Charges for mortality and expense risk,
and for administration	5,963,683	17,738,143	9,920,296	1,427,507	318,505
NET INVESTMENT INCOME (LOSS)	(5,963,683)	(17,738,143)	(9,920,296)	(1,427,507)	109,422

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,321,510	35,575,694	32,285,111	11,282,186	—
Net change in unrealized appreciation (depreciation) on investments	51,485,967	156,356,039	91,012,598	12,758,194	—
NET GAIN (LOSS) ON INVESTMENTS	67,807,477	191,931,733	123,297,709	24,040,380	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$61,843,794	$174,193,590	$113,377,413	$22,612,873	$109,422
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$27,923,218	$191,074,981	$14,999,156	$24,731,561	$109,751,462
Net Assets	$27,923,218	$191,074,981	$14,999,156	$24,731,561	$109,751,462

NET ASSETS, representing:
Accumulation units	$27,923,218	$191,074,981	$14,999,156	$24,731,561	$109,751,462
	$27,923,218	$191,074,981	$14,999,156	$24,731,561	$109,751,462

Units outstanding	1,037,796	15,500,039	1,154,347	1,444,099	7,403,926

Portfolio shares held	526,357	12,910,472	698,936	1,204,655	13,191,281
Portfolio net asset value per share	$53.05	$14.80	$21.46	$20.53	$8.32
Investment in portfolio shares, at cost	$19,552,538	$167,663,098	$12,920,631	$18,076,508	$102,716,558

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	397,776	2,887,983	177,937	295,913	3,275,046
NET INVESTMENT INCOME (LOSS)	(397,776)	(2,887,983)	(177,937)	(295,913)	(3,275,046)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,347,320	5,155,927	311,769	1,259,661	23,138,442
Net change in unrealized appreciation (depreciation) on investments	4,440,078	11,279,611	2,089,555	4,994,484	(356,647)
NET GAIN (LOSS) ON INVESTMENTS	6,787,398	16,435,538	2,401,324	6,254,145	22,781,795

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,389,622	$13,547,555	$2,223,387	$5,958,232	$19,506,749

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$128,739,295	$—	$8,790,411	$25,713,559	$34,288,722
Net Assets	$128,739,295	$—	$8,790,411	$25,713,559	$34,288,722

NET ASSETS, representing:
Accumulation units	$128,739,295	$—	$8,790,411	$25,713,559	$34,288,722
	$128,739,295	$—	$8,790,411	$25,713,559	$34,288,722

Units outstanding	9,418,388	—	489,964	2,445,952	1,474,662

Portfolio shares held	9,156,422	—	588,381	2,610,514	1,369,905
Portfolio net asset value per share	$14.06	$—	$14.94	$9.85	$25.03
Investment in portfolio shares, at cost	$112,370,616	$—	$6,717,513	$22,888,005	$25,923,247

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019**	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,794,814	155,456	125,997	370,557	468,446
NET INVESTMENT INCOME (LOSS)	(1,794,814)	(155,456)	(125,997)	(370,557)	(468,446)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,292,254	275,406	514,019	317,140	2,217,673
Net change in unrealized appreciation (depreciation) on investments	11,081,571	(105,294)	1,295,180	2,487,023	4,018,566
NET GAIN (LOSS) ON INVESTMENTS	14,373,825	170,112	1,809,199	2,804,163	6,236,239

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,579,011	$14,656	$1,683,202	$2,433,606	$5,767,793

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
ASSETS
Investment in the portfolios, at fair value	$406,369,627	$231,136,216	$220,936,202	$387,423	$72,737
Net Assets	$406,369,627	$231,136,216	$220,936,202	$387,423	$72,737

NET ASSETS, representing:
Accumulation units	$406,369,627	$231,136,216	$220,936,202	$387,423	$72,737
	$406,369,627	$231,136,216	$220,936,202	$387,423	$72,737

Units outstanding	26,974,702	14,054,368	16,100,311	13,672	3,481

Portfolio shares held	25,461,756	12,833,771	14,459,176	4,669	1,509
Portfolio net asset value per share	$15.96	$18.01	$15.28	$82.97	$48.21
Investment in portfolio shares, at cost	$292,286,936	$165,376,837	$176,594,464	$289,683	$75,142

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$1,290

EXPENSES
Charges for mortality and expense risk,
and for administration	6,031,104	3,420,589	3,243,208	5,105	1,310
NET INVESTMENT INCOME (LOSS)	(6,031,104)	(3,420,589)	(3,243,208)	(5,105)	(20)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	16,161	13,648
Net realized gain (loss) on shares redeemed	13,234,132	7,602,655	5,396,178	10,485	(1,573)
Net change in unrealized appreciation (depreciation) on investments	50,854,727	30,664,836	24,986,534	42,535	8,573
NET GAIN (LOSS) ON INVESTMENTS	64,088,859	38,267,491	30,382,712	69,181	20,648

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$58,057,755	$34,846,902	$27,139,504	$64,076	$20,628

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$337,907	$357,469	$352,060	$139,954	$316,058
Net Assets	$337,907	$357,469	$352,060	$139,954	$316,058

NET ASSETS, representing:
Accumulation units	$337,907	$357,469	$352,060	$139,954	$316,058
	$337,907	$357,469	$352,060	$139,954	$316,058

Units outstanding	21,881	12,908	16,860	6,611	16,618

Portfolio shares held	7,336	4,772	4,442	3,245	7,498
Portfolio net asset value per share	$46.06	$74.91	$79.25	$43.13	$42.15
Investment in portfolio shares, at cost	$190,528	$288,881	$309,631	$140,029	$307,763

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$1,916	$—	$—	$—	$611

EXPENSES
Charges for mortality and expense risk,
and for administration	5,083	4,460	6,130	2,331	4,477
NET INVESTMENT INCOME (LOSS)	(3,167)	(4,460)	(6,130)	(2,331)	(3,866)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	17,998	44,311	60,393	13,297	10,127
Net realized gain (loss) on shares redeemed	22,638	6,437	47,299	1,710	(1,391)
Net change in unrealized appreciation (depreciation) on investments	52,246	7,027	12,211	25,967	47,418
NET GAIN (LOSS) ON INVESTMENTS	92,882	57,775	119,903	40,974	56,154

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$89,715	$53,315	$113,773	$38,643	$52,288

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
ASSETS
Investment in the portfolios, at fair value	$136,712	$135,042	$228,181	$22,980	$159,406
Net Assets	$136,712	$135,042	$228,181	$22,980	$159,406

NET ASSETS, representing:
Accumulation units	$136,712	$135,042	$228,181	$22,980	$159,406
	$136,712	$135,042	$228,181	$22,980	$159,406

Units outstanding	8,688	5,841	11,524	1,902	8,762

Portfolio shares held	2,102	3,767	4,688	729	3,160
Portfolio net asset value per share	$65.05	$35.85	$48.67	$31.53	$50.44
Investment in portfolio shares, at cost	$116,695	$136,612	$219,759	$23,424	$141,230

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$2,265	$—	$—	$1,300	$2,647

EXPENSES
Charges for mortality and expense risk,
and for administration	1,989	2,096	3,117	572	2,236
NET INVESTMENT INCOME (LOSS)	276	(2,096)	(3,117)	728	411

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,830	15,914	—	—	9,937
Net realized gain (loss) on shares redeemed	2,303	3,803	(565)	(831)	3,276
Net change in unrealized appreciation (depreciation) on investments	20,373	9,733	38,680	4,350	11,725
NET GAIN (LOSS) ON INVESTMENTS	28,506	29,450	38,115	3,519	24,938

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$28,782	$27,354	$34,998	$4,247	$25,349

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
ASSETS
Investment in the portfolios, at fair value	$230,721	$239,676	$10,875,262	$32,554,732	$4,076,336
Net Assets	$230,721	$239,676	$10,875,262	$32,554,732	$4,076,336

NET ASSETS, representing:
Accumulation units	$230,721	$239,676	$10,875,262	$32,554,732	$4,076,336
	$230,721	$239,676	$10,875,262	$32,554,732	$4,076,336

Units outstanding	9,323	14,127	915,732	1,133,491	322,365

Portfolio shares held	3,585	5,035	1,531,727	803,622	262,144
Portfolio net asset value per share	$64.35	$47.60	$7.10	$40.51	$15.55
Investment in portfolio shares, at cost	$216,311	$214,876	$10,681,368	$22,085,375	$3,922,834

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$2,264	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,145	3,208	149,756	404,587	120,939
NET INVESTMENT INCOME (LOSS)	(3,145)	(944)	(149,756)	(404,587)	(120,939)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	48,206	23,421	—	—	—
Net realized gain (loss) on shares redeemed	1,487	3,093	54,677	2,469,095	316,364
Net change in unrealized appreciation (depreciation) on investments	1,367	20,703	151,479	5,694,144	(58,875)
NET GAIN (LOSS) ON INVESTMENTS	51,060	47,217	206,156	8,163,239	257,489

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$47,915	$46,273	$56,400	$7,758,652	$136,550

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$49,933	$557,701	$3,322,718	$66,031,276	$155,802,514
Net Assets	$49,933	$557,701	$3,322,718	$66,031,276	$155,802,514

NET ASSETS, representing:
Accumulation units	$49,933	$557,701	$3,322,718	$66,031,276	$155,802,514
	$49,933	$557,701	$3,322,718	$66,031,276	$155,802,514

Units outstanding	2,849	104,446	283,851	4,023,949	11,474,268

Portfolio shares held	27,436	17,488	231,065	3,490,025	9,974,553
Portfolio net asset value per share	$1.82	$31.89	$14.38	$18.92	$15.62
Investment in portfolio shares, at cost	$80,782	$414,852	$3,098,077	$53,355,789	$115,540,631

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$1,844	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	775	8,749	94,599	417,499	2,350,657
NET INVESTMENT INCOME (LOSS)	1,069	(8,749)	(94,599)	(417,499)	(2,350,657)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	18,623	63,037	—	—	—
Net realized gain (loss) on shares redeemed	(419)	2,280	171,306	999,300	4,637,407
Net change in unrealized appreciation (depreciation) on investments	(13,590)	88,338	70,519	10,374,777	19,465,290
NET GAIN (LOSS) ON INVESTMENTS	4,614	153,655	241,825	11,374,077	24,102,697

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,683	$144,906	$147,226	$10,956,578	$21,752,040

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
ASSETS
Investment in the portfolios, at fair value	$164,146	$35,623,059	$543,471	$75,360,742	$1,034,780
Net Assets	$164,146	$35,623,059	$543,471	$75,360,742	$1,034,780

NET ASSETS, representing:
Accumulation units	$164,146	$35,623,059	$543,471	$75,360,742	$1,034,780
	$164,146	$35,623,059	$543,471	$75,360,742	$1,034,780

Units outstanding	6,474	2,968,124	53,583	4,961,321	89,112

Portfolio shares held	6,180	2,660,423	44,878	4,326,105	84,679
Portfolio net asset value per share	$26.56	$13.39	$12.11	$17.42	$12.22
Investment in portfolio shares, at cost	$124,607	$32,211,048	$447,928	$58,401,501	$912,381

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$824	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,584	378,170	15,162	1,002,158	6,736
NET INVESTMENT INCOME (LOSS)	(1,760)	(378,170)	(15,162)	(1,002,158)	(6,736)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	17,030	—	—	—	—
Net realized gain (loss) on shares redeemed	783	797,587	60,215	1,835,910	8,232
Net change in unrealized appreciation (depreciation) on investments	21,543	2,141,894	(12,285)	11,206,354	116,063
NET GAIN (LOSS) ON INVESTMENTS	39,356	2,939,481	47,930	13,042,264	124,295

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$37,596	$2,561,311	$32,768	$12,040,106	$117,559

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$20,655,454	$1,098,051	$3,165,263	$17,385,877	$2,116,571,955
Net Assets	$20,655,454	$1,098,051	$3,165,263	$17,385,877	$2,116,571,955

NET ASSETS, representing:
Accumulation units	$20,655,454	$1,098,051	$3,165,263	$17,385,877	$2,116,571,955
	$20,655,454	$1,098,051	$3,165,263	$17,385,877	$2,116,571,955

Units outstanding	1,033,296	107,375	264,152	893,894	174,543,032

Portfolio shares held	884,223	94,092	258,600	790,267	153,042,079
Portfolio net asset value per share	$23.36	$11.67	$12.24	$22.00	$13.83
Investment in portfolio shares, at cost	$16,490,271	$1,020,347	$2,874,971	$13,073,286	$1,741,524,151

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	220,029	42,277	24,021	218,228	34,614,882
NET INVESTMENT INCOME (LOSS)	(220,029)	(42,277)	(24,021)	(218,228)	(34,614,882)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	794,692	152,806	(2,604)	1,096,145	1,690,250
Net change in unrealized appreciation (depreciation) on investments	3,550,872	19,400	454,005	2,813,652	294,984,344
NET GAIN (LOSS) ON INVESTMENTS	4,345,564	172,206	451,401	3,909,797	296,674,594

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,125,535	$129,929	$427,380	$3,691,569	$262,059,712

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,149,089	$1,804,267	$718,971	$244,962,775	$5,096,061
Net Assets	$2,149,089	$1,804,267	$718,971	$244,962,775	$5,096,061

NET ASSETS, representing:
Accumulation units	$2,149,089	$1,804,267	$718,971	$244,962,775	$5,096,061
	$2,149,089	$1,804,267	$718,971	$244,962,775	$5,096,061

Units outstanding	117,637	95,655	61,906	16,860,533	389,549

Portfolio shares held	104,173	83,454	54,385	15,464,822	371,433
Portfolio net asset value per share	$20.63	$21.62	$13.22	$15.84	$13.72
Investment in portfolio shares, at cost	$1,684,667	$1,405,824	$664,318	$201,429,036	$4,169,694

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	18,167	12,732	30,039	2,965,540	28,081
NET INVESTMENT INCOME (LOSS)	(18,167)	(12,732)	(30,039)	(2,965,540)	(28,081)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,858	39,535	142,747	765,078	95,240
Net change in unrealized appreciation (depreciation) on investments	329,720	296,361	(8,800)	40,547,081	742,599
NET GAIN (LOSS) ON INVESTMENTS	395,578	335,896	133,947	41,312,159	837,839

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$377,411	$323,164	$103,908	$38,346,619	$809,758

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,229,046	$15,829,465	$2,759,127	$4,021,143	$6,441,666
Net Assets	$10,229,046	$15,829,465	$2,759,127	$4,021,143	$6,441,666

NET ASSETS, representing:
Accumulation units	$10,229,046	$15,829,465	$2,759,127	$4,021,143	$6,441,666
	$10,229,046	$15,829,465	$2,759,127	$4,021,143	$6,441,666

Units outstanding	714,650	1,170,474	273,312	285,089	580,859

Portfolio shares held	682,391	1,107,730	266,840	274,107	560,145
Portfolio net asset value per share	$14.99	$14.29	$10.34	$14.67	$11.50
Investment in portfolio shares, at cost	$7,995,995	$13,147,612	$2,589,563	$3,192,309	$5,839,615

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	58,523	86,183	15,878	21,900	39,840
NET INVESTMENT INCOME (LOSS)	(58,523)	(86,183)	(15,878)	(21,900)	(39,840)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	170,501	155,193	14,290	38,644	76,204
Net change in unrealized appreciation (depreciation) on investments	1,584,097	1,798,522	150,646	766,505	445,001
NET GAIN (LOSS) ON INVESTMENTS	1,754,598	1,953,715	164,936	805,149	521,205

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,696,075	$1,867,532	$149,058	$783,249	$481,365
\

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
ASSETS
Investment in the portfolios, at fair value	$452,458	$2,107,704	$1,898,253	$53,391,583	$10,189,255
Net Assets	$452,458	$2,107,704	$1,898,253	$53,391,583	$10,189,255

NET ASSETS, representing:
Accumulation units	$452,458	$2,107,704	$1,898,253	$53,391,583	$10,189,255
	$452,458	$2,107,704	$1,898,253	$53,391,583	$10,189,255

Units outstanding	49,146	155,093	191,121	4,211,030	977,547

Portfolio shares held	48,185	149,165	187,946	3,905,749	884,484
Portfolio net asset value per share	$9.39	$14.13	$10.10	$13.67	$11.52
Investment in portfolio shares, at cost	$476,864	$1,625,974	$1,833,132	$45,015,471	$9,650,985

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,712	11,353	8,832	710,403	258,282
NET INVESTMENT INCOME (LOSS)	(2,712)	(11,353)	(8,832)	(710,403)	(258,282)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,163)	40,750	3,412	406,013	899,710
Net change in unrealized appreciation (depreciation) on investments	(13,326)	426,833	66,850	7,237,832	400,353
NET GAIN (LOSS) ON INVESTMENTS	(15,489)	467,583	70,262	7,643,845	1,300,063

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(18,201)	$456,230	$61,430	$6,933,442	$1,041,781

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,988,036	$813,833	$—	$861,408	$2,298,223
Net Assets	$1,988,036	$813,833	$—	$861,408	$2,298,223

NET ASSETS, representing:
Accumulation units	$1,988,036	$813,833	$—	$861,408	$2,298,223
	$1,988,036	$813,833	$—	$861,408	$2,298,223

Units outstanding	176,306	72,348	—	75,864	194,594

Portfolio shares held	170,063	69,499	—	73,063	190,250
Portfolio net asset value per share	$11.69	$11.71	$—	$11.79	$12.08
Investment in portfolio shares, at cost	$1,831,821	$756,943	$—	$789,096	$2,045,608

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	06/28/2019**	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,864	4,058	979	4,782	12,919
NET INVESTMENT INCOME (LOSS)	(10,864)	(4,058)	(979)	(4,782)	(12,919)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,233	2,285	1,691	10,411	18,408
Net change in unrealized appreciation (depreciation) on investments	103,027	49,739	462	38,630	288,364
NET GAIN (LOSS) ON INVESTMENTS	126,260	52,024	2,153	49,041	306,772

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$115,396	$47,966	$1,174	$44,259	$293,853

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$1,085,455	$2,215,545	$—	$—
Net Assets	$—	$1,085,455	$2,215,545	$—	$—

NET ASSETS, representing:
Accumulation units	$—	$1,085,455	$2,215,545	$—	$—
	$—	$1,085,455	$2,215,545	$—	$—

Units outstanding	—	94,335	222,461	—	—

Portfolio shares held	—	86,011	217,423	—	—
Portfolio net asset value per share	$—	$12.62	$10.19	$—	$—
Investment in portfolio shares, at cost	$—	$1,006,176	$2,141,562	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	06/28/2019**	12/31/2019	12/31/2019	06/28/2019**	01/25/2019**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,170	6,055	12,481	2,327	606
NET INVESTMENT INCOME (LOSS)	(1,170)	(6,055)	(12,481)	(2,327)	(606)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(4,127)	4,046	4,766	106,560	126,940
Net change in unrealized appreciation (depreciation) on investments	18,113	152,164	99,489	(24,889)	(72,582)
NET GAIN (LOSS) ON INVESTMENTS	13,986	156,210	104,255	81,671	54,358

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,816	$150,155	$91,774	$79,344	$53,752

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$5,332,212	$2,482,236	$5,539,254	$484,541	$1,061,929
Net Assets	$5,332,212	$2,482,236	$5,539,254	$484,541	$1,061,929

NET ASSETS, representing:
Accumulation units	$5,332,212	$2,482,236	$5,539,254	$484,541	$1,061,929
	$5,332,212	$2,482,236	$5,539,254	$484,541	$1,061,929

Units outstanding	427,246	198,648	531,908	36,732	100,738

Portfolio shares held	368,247	223,223	490,634	36,542	95,070
Portfolio net asset value per share	$14.48	$11.12	$11.29	$13.26	$11.17
Investment in portfolio shares, at cost	$5,162,993	$2,298,978	$5,062,852	$397,796	$969,318

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$65,763	$72,244	$—	$9,562	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	34,422	14,560	176,149	6,674	39,522
NET INVESTMENT INCOME (LOSS)	31,341	57,684	(176,149)	2,888	(39,522)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	210,071	6,081	—	—	—
Net realized gain (loss) on shares redeemed	27,099	12,372	635,981	7,283	355,477
Net change in unrealized appreciation (depreciation) on investments	606,493	215,216	394,082	73,739	(83,533)
NET GAIN (LOSS) ON INVESTMENTS	843,663	233,669	1,030,063	81,022	271,944

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$875,004	$291,353	$853,914	$83,910	$232,422

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,001,807	$74,239,429	$1,942,445	$27,462,520	$18,354,476
Net Assets	$4,001,807	$74,239,429	$1,942,445	$27,462,520	$18,354,476

NET ASSETS, representing:
Accumulation units	$4,001,807	$74,239,429	$1,942,445	$27,462,520	$18,354,476
	$4,001,807	$74,239,429	$1,942,445	$27,462,520	$18,354,476

Units outstanding	376,784	6,508,627	173,249	2,254,409	1,561,045

Portfolio shares held	362,154	6,356,115	169,794	2,221,887	1,538,514
Portfolio net asset value per share	$11.05	$11.68	$11.44	$12.36	$11.93
Investment in portfolio shares, at cost	$3,905,500	$66,180,633	$1,956,384	$25,475,123	$17,240,798

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio
	1/1/2019	1/1/2019	1/2/2019*	1/28/2019*	1/28/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	44,003	731,228	18,767	164,217	105,319
NET INVESTMENT INCOME (LOSS)	(44,003)	(731,228)	(18,767)	(164,217)	(105,319)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,334	56,778	(7,590)	18,572	3,739
Net change in unrealized appreciation (depreciation) on investments	91,651	9,425,619	(13,939)	1,987,397	1,113,677
NET GAIN (LOSS) ON INVESTMENTS	117,985	9,482,397	(21,529)	2,005,969	1,117,416

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$73,982	$8,751,169	$(40,296)	$1,841,752	$1,012,097

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

SUBACCOUNT
AST Dimensional Global Core Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,576
Net Assets	$8,576

NET ASSETS, representing:
Accumulation units	$8,576
$8,576

Units outstanding	833

Portfolio shares held	831
Portfolio net asset value per share	$10.32
Investment in portfolio shares, at cost	$8,518

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

SUBACCOUNT
AST Dimensional Global Core Allocation Portfolio
11/18/2019*
to
12/31/2019

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4
NET INVESTMENT INCOME (LOSS)	(4)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	—
Net change in unrealized appreciation (depreciation) on investments	58
NET GAIN (LOSS) ON INVESTMENTS	58

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$54

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$29,044	$(184,240)	$(237,719)	$(273,791)	$(175,874)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	486,196	1,106,794	1,036,963	73,379
Net change in unrealized appreciation (depreciation) on investments	—	893,605	3,082,402	3,220,896	1,725,467
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,044	1,195,561	3,951,477	3,984,068	1,622,972

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,463	1,254	38,079	60,573	35,378
Annuity payments	(1,147)	(86,659)	(65,576)	(78,998)	(124,438)
Surrenders, withdrawals and death benefits	(977,941)	(1,866,134)	(1,560,374)	(1,894,956)	(1,225,951)
Net transfers between other subaccounts
or fixed rate option	238,187	121,750	(222,907)	(154,199)	(163,600)
Miscellaneous transactions	(1,460)	160	(6,979)	(5,484)	(133)
Other charges	(5,414)	(3,662)	(8,026)	(19,254)	(13,399)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(699,312)	(1,833,291)	(1,825,783)	(2,092,318)	(1,492,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(670,268)	(637,730)	2,125,694	1,891,750	130,829

NET ASSETS
Beginning of period	6,213,434	13,399,464	15,238,467	17,214,366	11,645,533
End of period	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362

Beginning units	5,292,009	4,972,262	4,371,001	5,460,664	2,557,491
Units issued	317,774	159,742	14,201	59,922	30,027
Units redeemed	(989,936)	(805,592)	(480,008)	(634,708)	(320,635)
Ending units	4,619,847	4,326,412	3,905,194	4,885,878	2,266,883

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(343,752)	$(60,071)	$(342,503)	$(74,082)	$15,004
Capital gains distributions received	—	—	—	—	64,140
Net realized gain (loss) on shares redeemed	827,049	296,506	2,272,139	235,388	10,147
Net change in unrealized appreciation (depreciation) on investments	6,022,830	800,285	4,535,390	988,498	259,641
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,506,127	1,036,720	6,465,026	1,149,804	348,932

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,719,728	2,084	21,285	1,353,641	—
Annuity payments	(58,980)	(522)	(50,268)	(11,044)	—
Surrenders, withdrawals and death benefits	(2,215,752)	(470,954)	(2,573,872)	(346,209)	(115,355)
Net transfers between other subaccounts
or fixed rate option	1,886,329	(16,433)	(318,698)	123,020	(27,612)
Miscellaneous transactions	7,775	(5,475)	1,333	(303)	(27)
Other charges	(36,843)	(3,255)	(15,136)	(11,992)	(251)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,302,257	(494,555)	(2,935,356)	1,107,113	(143,245)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,808,384	542,165	3,529,670	2,256,917	205,687

NET ASSETS
Beginning of period	20,531,253	3,778,794	21,649,322	5,003,796	1,401,452
End of period	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139

Beginning units	5,459,734	1,455,883	5,051,540	831,879	821,571
Units issued	1,042,322	11,802	33,790	206,003	10,240
Units redeemed	(825,811)	(204,801)	(588,856)	(112,878)	(84,089)
Ending units	5,676,245	1,262,884	4,496,474	925,004	747,722

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$54,796	$(31,579)	$(48,214)	$21,596	$(8,842)
Capital gains distributions received	373,142	801,194	534,905	—	148,665
Net realized gain (loss) on shares redeemed	51,571	130,953	93,581	(37,140)	22,068
Net change in unrealized appreciation (depreciation) on investments	800,144	756,329	878,394	983,805	222,644
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,279,653	1,656,897	1,458,666	968,261	384,535

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,071	18,068	13,415	4,381	2,227
Annuity payments	(4,563)	(12,029)	—	—	(11,324)
Surrenders, withdrawals and death benefits	(223,860)	(491,522)	(268,668)	(368,126)	(47,027)
Net transfers between other subaccounts
or fixed rate option	(21,450)	(36,568)	(37,634)	(2,203)	(13,918)
Miscellaneous transactions	365	72	(6)	341	(1)
Other charges	(1,195)	(1,771)	(1,247)	(1,252)	(376)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(234,632)	(523,750)	(294,140)	(366,859)	(70,419)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,045,021	1,133,147	1,164,526	601,402	314,116

NET ASSETS
Beginning of period	5,268,523	6,283,767	4,433,711	3,989,799	1,261,738
End of period	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854

Beginning units	1,464,459	2,291,230	1,399,058	1,334,864	387,107
Units issued	13,457	8,570	4,542	32,818	906
Units redeemed	(70,025)	(173,120)	(81,983)	(140,782)	(19,254)
Ending units	1,407,891	2,126,680	1,321,617	1,226,900	368,759

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(91,374)	$12,852	$(29,701)	$(43,617)	$118
Capital gains distributions received	573,893	104,910	298,243	—	55,958
Net realized gain (loss) on shares redeemed	286,661	74,747	(38,743)	280,528	(114,094)
Net change in unrealized appreciation (depreciation) on investments	1,194,171	207,605	307,696	507,385	381,690
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,963,351	400,114	537,495	744,296	323,672

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,468	3,692	1,839	367	1,902
Annuity payments	(4,814)	(24,493)	(1,761)	(85,529)	(58,375)
Surrenders, withdrawals and death benefits	(398,050)	(160,746)	(219,385)	(252,372)	(343,851)
Net transfers between other subaccounts
or fixed rate option	(29,232)	(5,302)	(40,313)	(96,771)	(40,280)
Miscellaneous transactions	147	(20)	(17)	(71)	(17)
Other charges	(1,718)	(381)	(524)	(507)	(309)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(429,199)	(187,250)	(260,161)	(434,883)	(440,930)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,534,152	212,864	277,334	309,413	(117,258)

NET ASSETS
Beginning of period	5,549,770	1,676,664	1,867,922	2,921,183	1,306,683
End of period	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425

Beginning units	1,420,850	478,153	609,960	945,238	720,713
Units issued	24,043	7,177	5,476	1,567	1,944
Units redeemed	(113,639)	(55,156)	(74,494)	(125,718)	(215,544)
Ending units	1,331,254	430,174	540,942	821,087	507,113

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(5,776)	$(105,181)	$(6,110)	$(102,359)	$(27,529)
Capital gains distributions received	52,936	—	51,487	—	—
Net realized gain (loss) on shares redeemed	22,144	343,032	8,257	489,507	73,763
Net change in unrealized appreciation (depreciation) on investments	47,138	1,020,838	80,901	1,556,388	423,010
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	116,442	1,258,689	134,535	1,943,536	469,244

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	2,201	—	8,767	1,595
Annuity payments	—	(27,586)	—	(27,350)	—
Surrenders, withdrawals and death benefits	(57,102)	(456,594)	(11,748)	(505,036)	(189,472)
Net transfers between other subaccounts
or fixed rate option	4,622	63,475	(7,499)	(211,450)	(59,403)
Miscellaneous transactions	(41)	519	—	(394)	(3,206)
Other charges	(69)	(16,972)	(915)	(13,122)	(2,989)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(52,590)	(434,957)	(20,162)	(748,585)	(253,475)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,852	823,732	114,373	1,194,951	215,769

NET ASSETS
Beginning of period	378,743	6,185,109	412,692	5,686,150	1,628,740
End of period	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509

Beginning units	253,543	2,086,442	202,010	1,767,575	964,649
Units issued	3,723	54,090	14	12,093	6,943
Units redeemed	(33,666)	(183,012)	(8,521)	(183,495)	(145,684)
Ending units	223,600	1,957,520	193,503	1,596,173	825,908

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	04/26/2019**	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(266,745)	$(397,916)	$(2,589,552)	$(824,337)	$(400,517)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,913,480	2,627,709	6,527,845	1,158,500	1,520,573
Net change in unrealized appreciation (depreciation) on investments	(5,127,547)	5,163,356	15,386,321	7,785,263	2,849,948
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,519,188	7,393,149	19,324,614	8,119,426	3,970,004

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	372,538	1,638,902	4,034,830	1,875,806	2,113,117
Annuity payments	—	(6,554)	(63,400)	(3,282)	(17,082)
Surrenders, withdrawals and death benefits	(1,642,097)	(2,528,652)	(10,543,354)	(4,896,703)	(2,718,419)
Net transfers between other subaccounts
or fixed rate option	(57,014,397)	(1,121,742)	9,619,605	59,373,779	969,920
Miscellaneous transactions	(70)	(12)	(4,713)	(4,296)	337
Other charges	(165,340)	(243,987)	(1,759,708)	(506,229)	(234,145)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(58,449,366)	(2,262,045)	1,283,260	55,839,075	113,728

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,930,178)	5,131,104	20,607,874	63,958,501	4,083,732

NET ASSETS
Beginning of period	50,930,178	25,132,365	147,331,470	13,956,301	28,532,420
End of period	$—	$30,263,469	$167,939,344	$77,914,802	$32,616,152

Beginning units	3,117,045	1,359,928	11,258,620	962,348	1,997,465
Units issued	218,243	371,941	1,822,127	4,384,171	557,072
Units redeemed	(3,335,288)	(452,476)	(1,687,213)	(1,004,819)	(532,718)
Ending units	—	1,279,393	11,393,534	4,341,700	2,021,819

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(288,154)	$(140,833)	$(215,823)	$(962,943)	$(527,322)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,598,983	679,524	676,062	6,435,557	2,685,142
Net change in unrealized appreciation (depreciation) on investments	4,067,348	865,907	2,034,267	10,035,850	6,386,953
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,378,177	1,404,598	2,494,506	15,508,464	8,544,773

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	629,012	79,528	256,279	2,136,859	867,363
Annuity payments	—	(1,841)	—	(6,926)	(16,993)
Surrenders, withdrawals and death benefits	(1,509,235)	(584,849)	(998,760)	(4,969,556)	(2,705,700)
Net transfers between other subaccounts
or fixed rate option	1,745,404	765,877	1,319,141	316,376	1,744,713
Miscellaneous transactions	(1,697)	(809)	789	(1,570)	4,871
Other charges	(169,136)	(79,695)	(120,535)	(565,092)	(313,594)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	694,348	178,211	456,914	(3,089,909)	(419,340)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,072,525	1,582,809	2,951,420	12,418,555	8,125,433

NET ASSETS
Beginning of period	14,871,379	7,800,185	12,086,301	54,320,999	30,540,662
End of period	$20,943,904	$9,382,994	$15,037,721	$66,739,554	$38,666,095

Beginning units	772,368	437,242	707,790	2,749,901	1,743,492
Units issued	276,497	168,948	270,186	768,820	539,432
Units redeemed	(226,672)	(158,271)	(243,734)	(868,148)	(550,694)
Ending units	822,193	447,919	734,242	2,650,573	1,732,230

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(821,027)	$(310,153)	$(463,291)	$(284,445)	$(404,706)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,458,295	2,289,558	1,611,277	292,470	2,532,387
Net change in unrealized appreciation (depreciation) on investments	8,015,083	4,486,303	4,235,829	740,847	4,024,636
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,652,351	6,465,708	5,383,815	748,872	6,152,317

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	579,018	1,217,138	878,026	2,913,015	635,587
Annuity payments	—	—	(3,751)	(447,587)	—
Surrenders, withdrawals and death benefits	(4,375,175)	(1,478,341)	(2,543,997)	(2,138,077)	(1,327,482)
Net transfers between other subaccounts
or fixed rate option	3,419,676	1,364,320	3,436,589	2,917,421	1,857,633
Miscellaneous transactions	(3,191)	395	(634)	(1,124)	(836)
Other charges	(481,636)	(180,042)	(279,047)	(161,647)	(247,541)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(861,308)	923,470	1,487,186	3,082,001	917,361

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,791,043	7,389,178	6,871,001	3,830,873	7,069,678

NET ASSETS
Beginning of period	46,002,028	17,359,043	27,100,696	20,602,742	26,070,435
End of period	$58,793,071	$24,748,221	$33,971,697	$24,433,615	$33,140,113

Beginning units	1,915,488	763,496	1,469,914	2,033,398	1,138,228
Units issued	526,263	283,810	428,520	968,234	425,981
Units redeemed	(545,232)	(238,455)	(342,131)	(675,900)	(394,958)
Ending units	1,896,519	808,851	1,556,303	2,325,732	1,169,251

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(377,498)	$(17,999,325)	$(490,831)	$(409,104)	$(200,303)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	193,311	53,326,646	2,803,043	1,339,988	141,459
Net change in unrealized appreciation (depreciation) on investments	3,453,620	161,726,756	6,115,409	4,586,814	76,278
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,269,433	197,054,077	8,427,621	5,517,698	17,434

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	499,475	26,817,355	862,615	161,560	630,679
Annuity payments	—	(469,941)	(13,804)	—	(3,480)
Surrenders, withdrawals and death benefits	(1,783,995)	(81,798,532)	(2,541,113)	(1,618,925)	(873,683)
Net transfers between other subaccounts
or fixed rate option	5,213,608	29,443,538	(109,888)	1,733,484	2,078,626
Miscellaneous transactions	(964)	23,080	(711)	464	(118)
Other charges	(235,473)	(12,712,153)	(301,630)	(251,735)	(133,810)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,692,651	(38,696,653)	(2,104,531)	24,848	1,698,214

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,962,084	158,357,424	6,323,090	5,542,546	1,715,648

NET ASSETS
Beginning of period	20,245,767	1,037,326,664	30,215,160	21,141,538	14,210,012
End of period	$27,207,851	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660

Beginning units	2,264,362	68,595,679	1,709,504	1,837,554	1,383,930
Units issued	1,001,679	6,701,187	374,183	635,859	441,475
Units redeemed	(632,126)	(8,509,998)	(469,102)	(636,116)	(284,472)
Ending units	2,633,915	66,786,868	1,614,585	1,837,297	1,540,933

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,264,493)	$(11,611,844)	$(4,402,472)	$(11,671,327)	$(7,440,780)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,162,795	37,774,123	8,598,652	44,923,541	24,904,851
Net change in unrealized appreciation (depreciation) on investments	21,908,929	103,541,916	28,728,910	84,094,280	38,779,182
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,807,231	129,704,195	32,925,090	117,346,494	56,243,253

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,792,313	22,603,646	2,870,646	25,589,431	16,693,455
Annuity payments	(28,053)	(144,213)	(84,242)	(816,431)	(179,441)
Surrenders, withdrawals and death benefits	(7,015,312)	(39,627,479)	(16,545,747)	(59,519,053)	(47,992,500)
Net transfers between other subaccounts
or fixed rate option	5,983,944	36,831,132	32,403,786	19,003,861	22,142,242
Miscellaneous transactions	367	(8,915)	(4,753)	(2,506)	(14,881)
Other charges	(1,652,057)	(7,368,963)	(2,357,899)	(7,432,994)	(4,867,838)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,081,202	12,285,208	16,281,791	(23,177,692)	(14,218,963)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,888,433	141,989,403	49,206,881	94,168,802	42,024,290

NET ASSETS
Beginning of period	122,381,662	621,581,930	222,318,463	667,892,222	433,758,975
End of period	$151,270,095	$763,571,333	$271,525,344	$762,061,024	$475,783,265

Beginning units	9,607,346	40,024,703	18,240,805	44,994,875	32,523,557
Units issued	1,422,698	6,750,491	4,509,526	5,864,422	5,579,393
Units redeemed	(1,029,889)	(5,691,669)	(3,283,527)	(6,972,692)	(6,500,037)
Ending units	10,000,155	41,083,525	19,466,804	43,886,605	31,602,913

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(5,963,683)	$(17,738,143)	$(9,920,296)	$(1,427,507)	$109,422
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,321,510	35,575,694	32,285,111	11,282,186	—
Net change in unrealized appreciation (depreciation) on investments	51,485,967	156,356,039	91,012,598	12,758,194	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	61,843,794	174,193,590	113,377,413	22,612,873	109,422

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,014,978	20,131,702	14,024,171	6,404,994	1,970,809
Annuity payments	(169,528)	(109,367)	(153,252)	(23,031)	—
Surrenders, withdrawals and death benefits	(26,828,233)	(71,825,641)	(43,257,082)	(9,022,851)	(80,262,257)
Net transfers between other subaccounts
or fixed rate option	18,908,601	76,618,772	14,358,437	2,248,111	74,981,377
Miscellaneous transactions	8,497	15,870	(858)	9,375	(545)
Other charges	(4,196,601)	(12,604,750)	(6,974,656)	(816,096)	(156,662)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,262,286)	12,226,586	(22,003,240)	(1,199,498)	(3,467,278)

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,581,508	186,420,176	91,374,173	21,413,375	(3,357,856)

NET ASSETS
Beginning of period	335,136,023	981,859,311	567,374,679	84,916,872	26,432,011
End of period	$394,717,531	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155

Beginning units	25,093,495	64,493,332	37,242,549	3,096,538	2,871,150
Units issued	3,470,965	10,768,297	3,499,019	974,884	4,992,197
Units redeemed	(3,444,975)	(9,736,747)	(4,501,941)	(884,227)	(5,379,503)
Ending units	25,119,485	65,524,882	36,239,627	3,187,195	2,483,844

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(397,776)	$(2,887,983)	$(177,937)	$(295,913)	$(3,275,046)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,347,320	5,155,927	311,769	1,259,661	23,138,442
Net change in unrealized appreciation (depreciation) on investments	4,440,078	11,279,611	2,089,555	4,994,484	(356,647)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,389,622	13,547,555	2,223,387	5,958,232	19,506,749

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	950,122	2,862,493	733,287	904,752	—
Annuity payments	(28,251)	(30,699)	—	—	—
Surrenders, withdrawals and death benefits	(2,353,568)	(16,195,658)	(814,955)	(1,240,360)	(11,445,914)
Net transfers between other subaccounts
or fixed rate option	1,093,150	21,150,379	1,725,551	28,280	(507,610,845)
Miscellaneous transactions	3,121	(2,577)	(2,395)	(447)	(5,214)
Other charges	(217,745)	(1,736,967)	(104,366)	(209,804)	(2,552,075)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(553,171)	6,046,971	1,537,122	(517,579)	(521,614,048)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,836,451	19,594,526	3,760,509	5,440,653	(502,107,299)

NET ASSETS
Beginning of period	22,086,767	171,480,455	11,238,647	19,290,908	611,858,761
End of period	$27,923,218	$191,074,981	$14,999,156	$24,731,561	$109,751,462

Beginning units	1,038,246	15,038,927	1,023,641	1,475,982	50,427,163
Units issued	308,185	4,137,214	380,116	342,867	8,311,679
Units redeemed	(308,635)	(3,676,102)	(249,410)	(374,750)	(51,334,916)
Ending units	1,037,796	15,500,039	1,154,347	1,444,099	7,403,926

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019**	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,794,814)	$(155,456)	$(125,997)	$(370,557)	$(468,446)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,292,254	275,406	514,019	317,140	2,217,673
Net change in unrealized appreciation (depreciation) on investments	11,081,571	(105,294)	1,295,180	2,487,023	4,018,566
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,579,011	14,656	1,683,202	2,433,606	5,767,793

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,447,388	—	328,572	182,669	1,324,322
Annuity payments	(17,509)	—	—	—	(2,384)
Surrenders, withdrawals and death benefits	(10,438,489)	(784,702)	(550,337)	(1,305,816)	(2,579,710)
Net transfers between other subaccounts
or fixed rate option	10,827,604	(14,197,166)	403,611	4,869,862	3,568,274
Miscellaneous transactions	(5,365)	(175)	(219)	(816)	(688)
Other charges	(1,139,057)	(3,571)	(72,954)	(252,227)	(281,877)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,674,572	(14,985,614)	108,673	3,493,672	2,027,937

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,253,583	(14,970,958)	1,791,875	5,927,278	7,795,730

NET ASSETS
Beginning of period	114,485,712	14,970,958	6,998,536	19,786,281	26,492,992
End of period	$128,739,295	$—	$8,790,411	$25,713,559	$34,288,722

Beginning units	9,301,442	1,337,975	475,857	2,113,540	1,371,403
Units issued	2,318,886	40,129	140,772	946,088	557,278
Units redeemed	(2,201,940)	(1,378,104)	(126,665)	(613,676)	(454,019)
Ending units	9,418,388	—	489,964	2,445,952	1,474,662

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,031,104)	$(3,420,589)	$(3,243,208)	$(5,105)	$(20)
Capital gains distributions received	—	—	—	16,161	13,648
Net realized gain (loss) on shares redeemed	13,234,132	7,602,655	5,396,178	10,485	(1,573)
Net change in unrealized appreciation (depreciation) on investments	50,854,727	30,664,836	24,986,534	42,535	8,573
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	58,057,755	34,846,902	27,139,504	64,076	20,628

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,565,037	6,426,933	7,798,185	23,043	—
Annuity payments	(78,685)	—	(103,287)	—	—
Surrenders, withdrawals and death benefits	(27,671,056)	(11,200,525)	(10,773,657)	(24,287)	(20,295)
Net transfers between other subaccounts
or fixed rate option	23,243,120	12,754,555	20,194,829	55,126	(27,676)
Miscellaneous transactions	22,059	(3,981)	213	(23)	(17)
Other charges	(4,592,383)	(2,543,164)	(2,506,088)	(2,953)	(877)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,511,908)	5,433,818	14,610,195	50,906	(48,865)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,545,847	40,280,720	41,749,699	114,982	(28,237)

NET ASSETS
Beginning of period	350,823,780	190,855,496	179,186,503	272,441	100,974
End of period	$406,369,627	$231,136,216	$220,936,202	$387,423	$72,737

Beginning units	27,003,521	13,553,914	14,915,693	10,696	6,026
Units issued	3,289,957	2,088,865	3,297,528	4,172	443
Units redeemed	(3,318,776)	(1,588,411)	(2,112,910)	(1,196)	(2,988)
Ending units	26,974,702	14,054,368	16,100,311	13,672	3,481

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,167)	$(4,460)	$(6,130)	$(2,331)	$(3,866)
Capital gains distributions received	17,998	44,311	60,393	13,297	10,127
Net realized gain (loss) on shares redeemed	22,638	6,437	47,299	1,710	(1,391)
Net change in unrealized appreciation (depreciation) on investments	52,246	7,027	12,211	25,967	47,418
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	89,715	53,315	113,773	38,643	52,288

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	15,494	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(63,623)	(42,090)	(46,813)	(11,926)	(16,097)
Net transfers between other subaccounts
or fixed rate option	3,957	117,503	(142,622)	(80,321)	67,083
Miscellaneous transactions	—	(3)	(86)	—	(26)
Other charges	(3,362)	(2,736)	(3,745)	(1,533)	(2,629)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(63,028)	88,168	(193,266)	(93,780)	48,331

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,687	141,483	(79,493)	(55,137)	100,619

NET ASSETS
Beginning of period	311,220	215,986	431,553	195,091	215,439
End of period	$337,907	$357,469	$352,060	$139,954	$316,058

Beginning units	26,264	8,520	26,594	11,255	13,737
Units issued	1,998	6,266	3,555	1,427	5,804
Units redeemed	(6,381)	(1,878)	(13,289)	(6,071)	(2,923)
Ending units	21,881	12,908	16,860	6,611	16,618

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$276	$(2,096)	$(3,117)	$728	$411
Capital gains distributions received	5,830	15,914	—	—	9,937
Net realized gain (loss) on shares redeemed	2,303	3,803	(565)	(831)	3,276
Net change in unrealized appreciation (depreciation) on investments	20,373	9,733	38,680	4,350	11,725
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,782	27,354	34,998	4,247	25,349

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(4,646)	(5,439)	(18,192)	(21,195)
Net transfers between other subaccounts
or fixed rate option	(9,015)	(59,990)	46,181	2,331	85,026
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,220)	(1,211)	(1,799)	(370)	(1,359)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,235)	(65,847)	38,943	(16,231)	62,472

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,547	(38,493)	73,941	(11,984)	87,821

NET ASSETS
Beginning of period	118,165	173,535	154,240	34,964	71,585
End of period	$136,712	$135,042	$228,181	$22,980	$159,406

Beginning units	9,378	8,799	9,396	3,272	4,763
Units issued	500	1,034	3,026	263	5,898
Units redeemed	(1,190)	(3,992)	(898)	(1,633)	(1,899)
Ending units	8,688	5,841	11,524	1,902	8,762

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,145)	$(944)	$(149,756)	$(404,587)	$(120,939)
Capital gains distributions received	48,206	23,421	—	—	—
Net realized gain (loss) on shares redeemed	1,487	3,093	54,677	2,469,095	316,364
Net change in unrealized appreciation (depreciation) on investments	1,367	20,703	151,479	5,694,144	(58,875)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	47,915	46,273	56,400	7,758,652	136,550

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	1,929,289	—
Annuity payments	—	—	—	(4,037)	—
Surrenders, withdrawals and death benefits	(925)	(17,558)	(1,982,237)	(2,213,060)	(506,543)
Net transfers between other subaccounts
or fixed rate option	13,843	89,182	11,311,563	856,445	(1,489,319)
Miscellaneous transactions	—	—	9	(2,897)	17
Other charges	(2,434)	(2,019)	(206)	(237,041)	(2,215)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,484	69,605	9,329,129	328,699	(1,998,060)

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,399	115,878	9,385,529	8,087,351	(1,861,510)

NET ASSETS
Beginning of period	172,322	123,798	1,489,733	24,467,381	5,937,846
End of period	$230,721	$239,676	$10,875,262	$32,554,732	$4,076,336

Beginning units	8,822	9,317	128,055	1,076,927	496,283
Units issued	1,217	7,474	1,025,531	353,476	247,580
Units redeemed	(716)	(2,664)	(237,854)	(296,912)	(421,498)
Ending units	9,323	14,127	915,732	1,133,491	322,365

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$1,069	$(8,749)	$(94,599)	$(417,499)	$(2,350,657)
Capital gains distributions received	18,623	63,037	—	—	—
Net realized gain (loss) on shares redeemed	(419)	2,280	171,306	999,300	4,637,407
Net change in unrealized appreciation (depreciation) on investments	(13,590)	88,338	70,519	10,374,777	19,465,290
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,683	144,906	147,226	10,956,578	21,752,040

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	7,796,712	6,165,526
Annuity payments	—	—	—	—	(25,333)
Surrenders, withdrawals and death benefits	—	—	(75,192)	(3,135,950)	(11,772,651)
Net transfers between other subaccounts
or fixed rate option	4,912	(803)	(1,564,379)	(2,274,088)	7,676,998
Miscellaneous transactions	—	—	—	1,818	3,469
Other charges	(25)	—	(1,296)	(307,855)	(1,696,029)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,887	(803)	(1,640,867)	2,080,637	351,980

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,570	144,103	(1,493,641)	13,037,215	22,104,020

NET ASSETS
Beginning of period	39,363	413,598	4,816,359	52,994,061	133,698,494
End of period	$49,933	$557,701	$3,322,718	$66,031,276	$155,802,514

Beginning units	2,550	104,602	429,009	3,831,913	11,402,260
Units issued	301	45	94,002	636,240	1,348,625
Units redeemed	(2)	(201)	(239,160)	(444,204)	(1,276,617)
Ending units	2,849	104,446	283,851	4,023,949	11,474,268

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,760)	$(378,170)	$(15,162)	$(1,002,158)	$(6,736)
Capital gains distributions received	17,030	—	—	—	—
Net realized gain (loss) on shares redeemed	783	797,587	60,215	1,835,910	8,232
Net change in unrealized appreciation (depreciation) on investments	21,543	2,141,894	(12,285)	11,206,354	116,063
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,596	2,561,311	32,768	12,040,106	117,559

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,262,636	—	9,571,922	230,418
Annuity payments	—	(112,506)	—	(29,365)	(1,099)
Surrenders, withdrawals and death benefits	—	(3,597,466)	(399,462)	(3,981,313)	(47,390)
Net transfers between other subaccounts
or fixed rate option	(565)	5,484,901	(179,152)	7,221,315	11,128
Miscellaneous transactions	—	(1,543)	20	4,850	(7)
Other charges	(11)	(254,238)	(371)	(777,994)	(4,280)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(576)	4,781,784	(578,965)	12,009,415	188,770

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,020	7,343,095	(546,197)	24,049,521	306,329

NET ASSETS
Beginning of period	127,126	28,279,964	1,089,668	51,311,221	728,451
End of period	$164,146	$35,623,059	$543,471	$75,360,742	$1,034,780

Beginning units	6,496	2,550,988	109,728	4,069,073	71,628
Units issued	25	1,253,533	331	1,519,417	26,419
Units redeemed	(47)	(836,397)	(56,476)	(627,169)	(8,935)
Ending units	6,474	2,968,124	53,583	4,961,321	89,112

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(220,029)	$(42,277)	$(24,021)	$(218,228)	$(34,614,882)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	794,692	152,806	(2,604)	1,096,145	1,690,250
Net change in unrealized appreciation (depreciation) on investments	3,550,872	19,400	454,005	2,813,652	294,984,344
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,125,535	129,929	427,380	3,691,569	262,059,712

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,345,903	—	442,075	871,965	515,016,217
Annuity payments	—	—	(2,170)	—	—
Surrenders, withdrawals and death benefits	(1,208,701)	(1,023,809)	(189,038)	(903,381)	(96,580,514)
Net transfers between other subaccounts
or fixed rate option	2,326,428	(2,136,279)	133,002	2,155,829	—
Miscellaneous transactions	35	(5)	(98)	253	(5,788)
Other charges	(132,785)	(360)	(12,096)	(121,435)	(231,230)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,330,880	(3,160,453)	371,675	2,003,231	418,198,685

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,456,415	(3,030,524)	799,055	5,694,800	680,258,397

NET ASSETS
Beginning of period	14,199,039	4,128,575	2,366,208	11,691,077	1,436,313,558
End of period	$20,655,454	$1,098,051	$3,165,263	$17,385,877	$2,116,571,955

Beginning units	893,489	433,526	231,465	770,298	137,939,994
Units issued	443,846	32,386	72,144	380,480	37,935,530
Units redeemed	(304,039)	(358,537)	(39,457)	(256,884)	(1,332,492)
Ending units	1,033,296	107,375	264,152	893,894	174,543,032

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(18,167)	$(12,732)	$(30,039)	$(2,965,540)	$(28,081)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,858	39,535	142,747	765,078	95,240
Net change in unrealized appreciation (depreciation) on investments	329,720	296,361	(8,800)	40,547,081	742,599
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	377,411	323,164	103,908	38,346,619	809,758

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	286,641	457,716	—	51,593,297	829,516
Annuity payments	—	—	—	(12,809)	—
Surrenders, withdrawals and death benefits	(160,639)	(140,375)	(427,766)	(3,929,340)	(237,157)
Net transfers between other subaccounts
or fixed rate option	(104,319)	(27,073)	(1,425,988)	32,763,241	(369,414)
Miscellaneous transactions	1,779	414	(4)	(9,299)	1,123
Other charges	(7,269)	(6,408)	(313)	(2,575,195)	(26,281)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	16,193	284,274	(1,854,071)	77,829,895	197,787

TOTAL INCREASE (DECREASE) IN NET ASSETS	393,604	607,438	(1,750,163)	116,176,514	1,007,545

NET ASSETS
Beginning of period	1,755,485	1,196,829	2,469,134	128,786,261	4,088,516
End of period	$2,149,089	$1,804,267	$718,971	$244,962,775	$5,096,061

Beginning units	114,787	74,529	227,318	10,900,423	369,233
Units issued	31,730	33,798	39,720	6,317,606	77,155
Units redeemed	(28,880)	(12,672)	(205,132)	(357,496)	(56,839)
Ending units	117,637	95,655	61,906	16,860,533	389,549

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(58,523)	$(86,183)	$(15,878)	$(21,900)	$(39,840)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	170,501	155,193	14,290	38,644	76,204
Net change in unrealized appreciation (depreciation) on investments	1,584,097	1,798,522	150,646	766,505	445,001
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,696,075	1,867,532	149,058	783,249	481,365

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	869,764	1,968,147	132,276	353,790	646,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(446,788)	(886,334)	(203,075)	(108,150)	(612,361)
Net transfers between other subaccounts
or fixed rate option	1,496,194	60,629	(147,836)	(40,545)	(1,277)
Miscellaneous transactions	188	785	55	—	215
Other charges	(54,378)	(81,298)	(15,986)	(21,097)	(38,340)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,864,980	1,061,929	(234,566)	183,998	(5,624)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,561,055	2,929,461	(85,508)	967,247	475,741

NET ASSETS
Beginning of period	6,667,991	12,900,004	2,844,635	3,053,896	5,965,925
End of period	$10,229,046	$15,829,465	$2,759,127	$4,021,143	$6,441,666

Beginning units	562,717	1,077,038	297,180	268,817	580,670
Units issued	221,571	181,350	24,890	34,008	98,149
Units redeemed	(69,638)	(87,914)	(48,758)	(17,736)	(97,960)
Ending units	714,650	1,170,474	273,312	285,089	580,859

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,712)	$(11,353)	$(8,832)	$(710,403)	$(258,282)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,163)	40,750	3,412	406,013	899,710
Net change in unrealized appreciation (depreciation) on investments	(13,326)	426,833	66,850	7,237,832	400,353
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,201)	456,230	61,430	6,933,442	1,041,781

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,924	245,274	697,246	6,372,169	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(18,325)	(67,549)	(79,490)	(1,184,138)	(1,773,411)
Net transfers between other subaccounts
or fixed rate option	(12,449)	(161,013)	141,850	6,462,473	(6,240,807)
Miscellaneous transactions	—	9	10	(171)	371
Other charges	(2,555)	(10,224)	(8,029)	(630,405)	(2,485)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,405)	6,497	751,587	11,019,928	(8,016,332)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,606)	462,727	813,017	17,953,370	(6,974,551)

NET ASSETS
Beginning of period	486,064	1,644,977	1,085,236	35,438,213	17,163,806
End of period	$452,458	$2,107,704	$1,898,253	$53,391,583	$10,189,255

Beginning units	50,898	153,369	114,622	3,257,536	1,787,719
Units issued	3,353	20,173	95,451	1,281,459	581,637
Units redeemed	(5,105)	(18,449)	(18,952)	(327,965)	(1,391,809)
Ending units	49,146	155,093	191,121	4,211,030	977,547

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	06/28/2019**	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(10,864)	$(4,058)	$(979)	$(4,782)	$(12,919)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,233	2,285	1,691	10,411	18,408
Net change in unrealized appreciation (depreciation) on investments	103,027	49,739	462	38,630	288,364
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	115,396	47,966	1,174	44,259	293,853

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	236,554	126,600	16,096	238,941	286,308
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(110,326)	(25,807)	(2,249)	(32,296)	(91,069)
Net transfers between other subaccounts
or fixed rate option	(63,702)	162,365	(376,936)	(81,998)	17,122
Miscellaneous transactions	10	7	(5)	—	—
Other charges	(10,417)	(3,584)	(949)	(4,250)	(12,315)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	52,119	259,581	(364,043)	120,397	200,046

TOTAL INCREASE (DECREASE) IN NET ASSETS	167,515	307,547	(362,869)	164,656	493,899

NET ASSETS
Beginning of period	1,820,521	506,286	362,869	696,752	1,804,324
End of period	$1,988,036	$813,833	$—	$861,408	$2,298,223

Beginning units	170,573	48,784	40,457	64,799	175,320
Units issued	34,742	26,546	2,137	23,106	37,065
Units redeemed	(29,009)	(2,982)	(42,594)	(12,041)	(17,791)
Ending units	176,306	72,348	—	75,864	194,594

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	06/28/2019**	12/31/2019	12/31/2019	06/28/2019**	01/25/2019**

OPERATIONS
Net investment income (loss)	$(1,170)	$(6,055)	$(12,481)	$(2,327)	$(606)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(4,127)	4,046	4,766	106,560	126,940
Net change in unrealized appreciation (depreciation) on investments	18,113	152,164	99,489	(24,889)	(72,582)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,816	150,155	91,774	79,344	53,752

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,529	160,761	378,837	32,086	4,014
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,350)	(46,933)	(133,278)	(48,676)	(6,700)
Net transfers between other subaccounts
or fixed rate option	(398,599)	(58,285)	(42,961)	(837,147)	(1,556,714)
Miscellaneous transactions	14	13	121	(5)	(9)
Other charges	(1,123)	(5,905)	(11,889)	(2,311)	(728)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(379,529)	49,651	190,830	(856,053)	(1,560,137)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(366,713)	199,806	282,604	(776,709)	(1,506,385)

NET ASSETS
Beginning of period	366,713	885,649	1,932,941	776,709	1,506,385
End of period	$—	$1,085,455	$2,215,545	$—	$—

Beginning units	42,775	89,509	203,173	73,170	134,059
Units issued	2,793	26,985	46,426	2,949	275
Units redeemed	(45,568)	(22,159)	(27,138)	(76,119)	(134,334)
Ending units	—	94,335	222,461	—	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$31,341	$57,684	$(176,149)	$2,888	$(39,522)
Capital gains distributions received	210,071	6,081	—	—	—
Net realized gain (loss) on shares redeemed	27,099	12,372	635,981	7,283	355,477
Net change in unrealized appreciation (depreciation) on investments	606,493	215,216	394,082	73,739	(83,533)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	875,004	291,353	853,914	83,910	232,422

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	574,043	265,555	—	49,903	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(236,792)	(152,765)	(931,201)	(38,629)	(211,917)
Net transfers between other subaccounts
or fixed rate option	(1,127,440)	(67,278)	(7,237,289)	11,883	(3,886,206)
Miscellaneous transactions	200	(25)	(191)	—	27,361
Other charges	(32,776)	(14,060)	(3,099)	(703)	(468)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(822,765)	31,427	(8,171,780)	22,454	(4,071,230)

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,239	322,780	(7,317,866)	106,364	(3,838,808)

NET ASSETS
Beginning of period	5,279,973	2,159,456	12,857,120	378,177	4,900,737
End of period	$5,332,212	$2,482,236	$5,539,254	$484,541	$1,061,929

Beginning units	494,628	195,355	1,345,255	34,561	509,661
Units issued	51,148	28,665	280,988	5,576	347,094
Units redeemed	(118,530)	(25,372)	(1,094,335)	(3,405)	(756,017)
Ending units	427,246	198,648	531,908	36,732	100,738

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio
	1/1/2019	1/1/2019	1/2/2019*	1/28/2019*	1/28/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(44,003)	$(731,228)	$(18,767)	$(164,217)	$(105,319)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,334	56,778	(7,590)	18,572	3,739
Net change in unrealized appreciation (depreciation) on investments	91,651	9,425,619	(13,939)	1,987,397	1,113,677
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	73,982	8,751,169	(40,296)	1,841,752	1,012,097

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	40,213,182	—	24,903,441	17,179,100
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(268,320)	(643,807)	(179,466)	(24,312)	(47,151)
Net transfers between other subaccounts
or fixed rate option	4,046,505	3,012,611	2,144,996	842,826	268,466
Miscellaneous transactions	—	7,102	17,211	582	234
Other charges	(302)	(580,327)	—	(101,769)	(58,270)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,777,883	42,008,761	1,982,741	25,620,768	17,342,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,851,865	50,759,930	1,942,445	27,462,520	18,354,476

NET ASSETS
Beginning of period	149,942	23,479,499	—	—	—
End of period	$4,001,807	$74,239,429	$1,942,445	$27,462,520	$18,354,476

Beginning units	15,549	2,482,095	—	—	—
Units issued	413,422	4,168,166	674,795	2,318,854	1,571,372
Units redeemed	(52,187)	(141,634)	(501,546)	(64,445)	(10,327)
Ending units	376,784	6,508,627	173,249	2,254,409	1,561,045

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

SUBACCOUNT
AST Dimensional Global Core Allocation Portfolio
11/18/2019*
to
12/31/2019

OPERATIONS
Net investment income (loss)	$(4)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	—
Net change in unrealized appreciation (depreciation) on investments	58
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	54

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,522
Annuity payments	—
Surrenders, withdrawals and death benefits	—
Net transfers between other subaccounts
or fixed rate option	—
Miscellaneous transactions	—
Other charges	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,522

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,576

NET ASSETS
Beginning of period	—
End of period	$8,576

Beginning units	—
Units issued	833
Units redeemed	—
Ending units	833

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$5,790	$(200,576)	$(267,642)	$(328,607)	$193,723
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	334,832	1,752,163	2,053,752	(70,449)
Net change in unrealized appreciation (depreciation) on investments	—	(392,846)	(2,312,937)	(3,911,475)	(435,732)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,790	(258,590)	(828,416)	(2,186,330)	(312,458)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,720	12,346	15,664	38,275	34,407
Annuity payments	(251,687)	(259,170)	(132,396)	(130,837)	(178,323)
Surrenders, withdrawals and death benefits	(1,237,535)	(1,811,848)	(2,836,950)	(4,825,490)	(2,262,472)
Net transfers between other subaccounts
or fixed rate option	208,203	116,806	(178,398)	(82,645)	147,406
Miscellaneous transactions	511	636	964	8,640	1,078
Other charges	(6,995)	(4,103)	(9,351)	(21,254)	(14,222)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,249,783)	(1,945,333)	(3,140,467)	(5,013,311)	(2,272,126)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,243,993)	(2,203,923)	(3,968,883)	(7,199,641)	(2,584,584)

NET ASSETS
Beginning of period	7,457,427	15,603,387	19,207,350	24,414,007	14,230,117
End of period	$6,213,434	$13,399,464	$15,238,467	$17,214,366	$11,645,533

Beginning units	6,350,227	5,696,899	5,154,163	6,701,694	3,034,797
Units issued	2,562,933	152,936	34,934	56,040	108,535
Units redeemed	(3,621,151)	(877,573)	(818,096)	(1,297,070)	(585,841)
Ending units	5,292,009	4,972,262	4,371,001	5,460,664	2,557,491

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(314,371)	$(72,604)	$(384,462)	$(66,738)	$(1,114)
Capital gains distributions received	—	—	—	—	152,670
Net realized gain (loss) on shares redeemed	2,110,647	632,688	3,766,205	333,774	59,396
Net change in unrealized appreciation (depreciation) on investments	(3,150,736)	(875,419)	(3,372,091)	(910,581)	(459,641)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,354,460)	(315,335)	9,652	(643,545)	(248,689)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,581,014	4,647	21,889	929,862	—
Annuity payments	(167,502)	(4,954)	(100,130)	(9,553)	(17,289)
Surrenders, withdrawals and death benefits	(2,719,646)	(1,292,431)	(4,552,696)	(479,182)	(265,454)
Net transfers between other subaccounts
or fixed rate option	153,801	(74,145)	(620,543)	677,678	76,056
Miscellaneous transactions	12,840	305	1,561	23	(23)
Other charges	(15,899)	(3,593)	(16,730)	(2,529)	(284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(155,392)	(1,370,171)	(5,266,649)	1,116,299	(206,994)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,509,852)	(1,685,506)	(5,256,997)	472,754	(455,683)

NET ASSETS
Beginning of period	22,041,105	5,464,300	26,906,319	4,531,042	1,857,135
End of period	$20,531,253	$3,778,794	$21,649,322	$5,003,796	$1,401,452

Beginning units	5,984,257	1,894,908	6,090,270	759,728	921,074
Units issued	963,795	11,424	45,180	167,754	35,763
Units redeemed	(1,488,318)	(450,449)	(1,083,910)	(95,603)	(135,266)
Ending units	5,459,734	1,455,883	5,051,540	831,879	821,571
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$35,511	$(38,425)	$(45,024)	$16,173	$(10,216)
Capital gains distributions received	531,896	463,817	246,626	—	165,789
Net realized gain (loss) on shares redeemed	215,257	243,385	223,531	(15,717)	41,742
Net change in unrealized appreciation (depreciation) on investments	(1,415,449)	(1,413,381)	(567,506)	(770,940)	(269,811)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(632,785)	(744,604)	(142,373)	(770,484)	(72,496)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,103	15,508	8,667	9,544	—
Annuity payments	(339,224)	(99,936)	(46,448)	(43,616)	—
Surrenders, withdrawals and death benefits	(500,875)	(754,516)	(644,466)	(341,124)	(113,123)
Net transfers between other subaccounts
or fixed rate option	658	14,707	(95,814)	69,745	(13,960)
Miscellaneous transactions	409	181	368	193	—
Other charges	(1,349)	(1,973)	(1,358)	(1,484)	(428)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(837,278)	(826,029)	(779,051)	(306,742)	(127,511)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,470,063)	(1,570,633)	(921,424)	(1,077,226)	(200,007)

NET ASSETS
Beginning of period	6,738,586	7,854,400	5,355,135	5,067,025	1,461,745
End of period	$5,268,523	$6,283,767	$4,433,711	$3,989,799	$1,261,738

Beginning units	1,671,518	2,558,949	1,625,103	1,420,966	422,911
Units issued	7,280	19,292	5,076	20,277	1,626
Units redeemed	(214,339)	(287,011)	(231,121)	(106,379)	(37,430)
Ending units	1,464,459	2,291,230	1,399,058	1,334,864	387,107

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(86,301)	$4,857	$(38,926)	$(48,206)	$(11,361)
Capital gains distributions received	425,417	125	310,796	—	268,600
Net realized gain (loss) on shares redeemed	734,323	78,102	(129,237)	267,586	(20,975)
Net change in unrealized appreciation (depreciation) on investments	(885,074)	(279,234)	(201,553)	(413,543)	(462,701)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	188,365	(196,150)	(58,920)	(194,163)	(226,437)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,150	540	—	3,562	1,940
Annuity payments	(9,448)	(2,971)	(2,981)	—	(99,945)
Surrenders, withdrawals and death benefits	(1,292,286)	(150,186)	(1,054,117)	(245,208)	(260,680)
Net transfers between other subaccounts
or fixed rate option	(62,687)	(29,032)	(5,782)	(142,879)	(97,772)
Miscellaneous transactions	(57)	1	176	(56)	46
Other charges	(1,863)	(436)	(570)	(552)	(327)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,365,191)	(182,084)	(1,063,274)	(385,133)	(456,738)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,176,826)	(378,234)	(1,122,194)	(579,296)	(683,175)

NET ASSETS
Beginning of period	6,726,596	2,054,898	2,990,116	3,500,479	1,989,858
End of period	$5,549,770	$1,676,664	$1,867,922	$2,921,183	$1,306,683

Beginning units	1,743,915	525,052	909,525	1,058,086	935,097
Units issued	24,826	1,919	5,648	11,485	5,767
Units redeemed	(347,891)	(48,818)	(305,213)	(124,333)	(220,151)
Ending units	1,420,850	478,153	609,960	945,238	720,713

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,944)	$(120,134)	$(5,807)	$(108,648)	$(30,358)
Capital gains distributions received	83,955	—	22,885	—	—
Net realized gain (loss) on shares redeemed	157,180	512,674	21,053	577,432	69,217
Net change in unrealized appreciation (depreciation) on investments	(201,296)	(1,500,664)	(54,904)	(1,035,654)	(306,096)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,895	(1,108,124)	(16,773)	(566,870)	(267,237)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	24,474	30	27,539	19,016
Annuity payments	—	(27,586)	—	(62,878)	(2,808)
Surrenders, withdrawals and death benefits	(416,308)	(742,356)	(47,935)	(845,354)	(248,624)
Net transfers between other subaccounts
or fixed rate option	(67,702)	(84,692)	(7,572)	(94,686)	21,106
Miscellaneous transactions	(25)	(260)	(1)	571	65
Other charges	(82)	(18,622)	(820)	(14,542)	(3,090)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(484,117)	(849,042)	(56,298)	(989,350)	(214,335)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(454,222)	(1,957,166)	(73,071)	(1,556,220)	(481,572)

NET ASSETS
Beginning of period	832,965	8,142,275	485,763	7,242,370	2,110,312
End of period	$378,743	$6,185,109	$412,692	$5,686,150	$1,628,740

Beginning units	562,620	2,331,536	226,785	2,025,937	1,092,745
Units issued	3,281	14,466	2,912	14,130	28,475
Units redeemed	(312,358)	(259,560)	(27,687)	(272,492)	(156,571)
Ending units	253,543	2,086,442	202,010	1,767,575	964,649

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(929,051)	$(397,696)	$(2,736,343)	$(224,568)	$(411,974)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,684,789	1,297,466	7,017,349	544,974	1,235,809
Net change in unrealized appreciation (depreciation) on investments	(7,627,291)	(2,552,968)	(15,639,282)	(2,042,530)	(1,799,590)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,871,553)	(1,653,198)	(11,358,276)	(1,722,124)	(975,755)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	912,183	1,764,053	5,870,866	1,279,091	3,071,136
Annuity payments	—	—	(46,436)	—	—
Surrenders, withdrawals and death benefits	(4,141,587)	(1,318,399)	(9,321,382)	(532,874)	(1,890,633)
Net transfers between other subaccounts
or fixed rate option	(7,239,185)	(2,732,579)	(13,706,786)	892,425	(1,410,070)
Miscellaneous transactions	269	(75)	(2,034)	(492)	38
Other charges	(557,970)	(230,931)	(1,764,516)	(131,522)	(230,789)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,026,290)	(2,517,931)	(18,970,288)	1,506,628	(460,318)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,897,843)	(4,171,129)	(30,328,564)	(215,496)	(1,436,073)

NET ASSETS
Beginning of period	67,828,021	29,303,494	177,660,034	14,171,797	29,968,493
End of period	$50,930,178	$25,132,365	$147,331,470	$13,956,301	$28,532,420

Beginning units	3,729,480	1,478,395	12,622,002	852,770	2,026,029
Units issued	237,649	281,269	842,538	246,392	458,140
Units redeemed	(850,084)	(399,736)	(2,205,920)	(136,814)	(486,704)
Ending units	3,117,045	1,359,928	11,258,620	962,348	1,997,465

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(301,941)	$(154,233)	$(239,315)	$(982,247)	$(514,466)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,553,348	698,986	1,121,881	4,140,084	2,197,916
Net change in unrealized appreciation (depreciation) on investments	(4,290,839)	(2,295,588)	(3,663,362)	(6,521,972)	(7,375,571)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,039,432)	(1,750,835)	(2,780,796)	(3,364,135)	(5,692,121)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	959,063	166,770	615,878	1,915,247	1,280,702
Annuity payments	—	—	—	—	(46,837)
Surrenders, withdrawals and death benefits	(2,103,996)	(763,108)	(1,037,315)	(4,578,374)	(1,769,900)
Net transfers between other subaccounts
or fixed rate option	(1,081,160)	(560,889)	(1,422,383)	(2,655,190)	2,179,752
Miscellaneous transactions	1,071	(33)	115	536	1,148
Other charges	(173,183)	(84,023)	(125,815)	(554,281)	(308,906)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,398,205)	(1,241,283)	(1,969,520)	(5,872,062)	1,335,959

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,437,637)	(2,992,118)	(4,750,316)	(9,236,197)	(4,356,162)

NET ASSETS
Beginning of period	19,309,016	10,792,303	16,836,617	63,557,196	34,896,824
End of period	$14,871,379	$7,800,185	$12,086,301	$54,320,999	$30,540,662

Beginning units	865,182	495,956	804,909	3,009,467	1,682,687
Units issued	245,031	52,805	147,741	443,819	416,022
Units redeemed	(337,845)	(111,519)	(244,860)	(703,385)	(355,217)
Ending units	772,368	437,242	707,790	2,749,901	1,743,492

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(880,069)	$(286,659)	$(514,425)	$(279,093)	$(400,814)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,206,197	2,436,518	2,331,117	88,438	1,997,000
Net change in unrealized appreciation (depreciation) on investments	(8,156,163)	(2,216,756)	(7,877,525)	67,806	(4,437,680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,830,035)	(66,897)	(6,060,833)	(122,849)	(2,841,494)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	671,799	937,042	1,418,486	1,834,899	1,551,917
Annuity payments	(22,079)	—	(2,758)	—	—
Surrenders, withdrawals and death benefits	(4,088,093)	(894,693)	(2,243,604)	(1,792,366)	(1,165,757)
Net transfers between other subaccounts
or fixed rate option	(7,863,851)	(86,872)	(2,618,783)	(347,884)	(77,154)
Miscellaneous transactions	(307)	312	1,354	54	78
Other charges	(504,401)	(160,725)	(296,125)	(152,803)	(232,193)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,806,932)	(204,936)	(3,741,430)	(458,100)	76,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,636,967)	(271,833)	(9,802,263)	(580,949)	(2,764,603)

NET ASSETS
Beginning of period	59,638,995	17,630,876	36,902,959	21,183,691	28,835,038
End of period	$46,002,028	$17,359,043	$27,100,696	$20,602,742	$26,070,435

Beginning units	2,373,911	764,067	1,637,849	2,080,890	1,143,077
Units issued	230,797	321,614	219,279	478,643	278,968
Units redeemed	(689,220)	(322,185)	(387,214)	(526,135)	(283,817)
Ending units	1,915,488	763,496	1,469,914	2,033,398	1,138,228

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(413,432)	$(18,599,856)	$(515,779)	$(433,749)	$(209,225)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	821,475	40,788,953	1,809,461	1,075,166	119,255
Net change in unrealized appreciation (depreciation) on investments	(5,148,853)	(101,507,442)	(5,116,272)	(5,935,504)	186,105
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,740,810)	(79,318,345)	(3,822,590)	(5,294,087)	96,135

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	647,062	42,649,462	1,159,107	135,036	691,714
Annuity payments	—	(235,309)	—	—	—
Surrenders, withdrawals and death benefits	(1,459,018)	(64,488,580)	(2,016,416)	(2,039,682)	(1,149,585)
Net transfers between other subaccounts
or fixed rate option	(3,957,277)	(55,228,069)	(1,265,773)	797,101	(1,338,747)
Miscellaneous transactions	2,459	347	721	416	(261)
Other charges	(248,771)	(12,576,197)	(305,842)	(253,197)	(140,397)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,015,545)	(89,878,346)	(2,428,203)	(1,360,326)	(1,937,276)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,756,355)	(169,196,691)	(6,250,793)	(6,654,413)	(1,841,141)

NET ASSETS
Beginning of period	30,002,122	1,206,523,355	36,465,953	27,795,951	16,051,153
End of period	$20,245,767	$1,037,326,664	$30,215,160	$21,141,538	$14,210,012

Beginning units	2,762,430	73,973,025	1,834,933	1,958,892	1,577,249
Units issued	363,783	3,329,545	240,953	428,187	243,789
Units redeemed	(861,851)	(8,706,891)	(366,382)	(549,525)	(437,108)
Ending units	2,264,362	68,595,679	1,709,504	1,837,554	1,383,930

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,258,923)	$(11,849,944)	$(4,848,695)	$(12,133,885)	$(7,785,466)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,586,128	32,690,940	16,585,524	33,411,809	19,137,617
Net change in unrealized appreciation (depreciation) on investments	(11,504,305)	(76,746,824)	(39,067,826)	(68,999,841)	(32,233,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,177,100)	(55,905,828)	(27,330,997)	(47,721,917)	(20,881,065)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,402,534	37,131,459	3,686,334	30,700,524	21,347,852
Annuity payments	(19,293)	(81,558)	(83,492)	(578,275)	(81,618)
Surrenders, withdrawals and death benefits	(6,923,019)	(43,158,761)	(18,321,312)	(45,437,834)	(33,806,551)
Net transfers between other subaccounts
or fixed rate option	(11,039,496)	(36,232,106)	(50,578,154)	(39,922,121)	(33,223,676)
Miscellaneous transactions	(2,274)	3,529	1,345	17,973	(3,259)
Other charges	(1,578,748)	(7,052,339)	(2,470,612)	(7,328,160)	(4,864,953)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,160,296)	(49,389,776)	(67,765,891)	(62,547,893)	(50,632,205)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,337,396)	(105,295,604)	(95,096,888)	(110,269,810)	(71,513,270)

NET ASSETS
Beginning of period	142,719,058	726,877,534	317,415,351	778,162,032	505,272,245
End of period	$122,381,662	$621,581,930	$222,318,463	$667,892,222	$433,758,975

Beginning units	10,482,954	42,943,788	23,441,366	48,857,191	36,076,003
Units issued	839,442	4,011,079	1,502,401	2,598,086	2,452,387
Units redeemed	(1,715,050)	(6,930,164)	(6,702,962)	(6,460,402)	(6,004,833)
Ending units	9,607,346	40,024,703	18,240,805	44,994,875	32,523,557

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,330,610)	$(19,166,600)	$(10,381,300)	$(1,408,764)	$(422)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,111,788	35,769,549	29,741,673	9,703,670	—
Net change in unrealized appreciation (depreciation) on investments	(44,354,938)	(123,151,125)	(66,509,751)	(6,319,003)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(36,573,760)	(106,548,176)	(47,149,378)	1,975,903	(422)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,823,756	27,884,716	18,910,313	5,789,853	2,539,055
Annuity payments	(6,417)	(138,927)	(48,645)	—	—
Surrenders, withdrawals and death benefits	(19,893,702)	(64,984,742)	(40,608,772)	(6,033,601)	(63,470,076)
Net transfers between other subaccounts
or fixed rate option	(29,639,346)	(110,217,323)	(37,242,325)	(2,727,653)	69,750,550
Miscellaneous transactions	(8,623)	5,779	(2,372)	2,923	76
Other charges	(4,222,034)	(12,867,794)	(6,965,721)	(772,854)	(146,553)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(38,946,366)	(160,318,291)	(65,957,522)	(3,741,332)	8,673,052

TOTAL INCREASE (DECREASE) IN NET ASSETS	(75,520,126)	(266,866,467)	(113,106,900)	(1,765,429)	8,672,630

NET ASSETS
Beginning of period	410,656,149	1,248,725,778	680,481,579	86,682,301	17,759,381
End of period	$335,136,023	$981,859,311	$567,374,679	$84,916,872	$26,432,011

Beginning units	27,846,464	74,416,651	41,197,022	3,187,695	1,958,472
Units issued	1,346,549	3,176,355	1,424,411	741,962	4,488,512
Units redeemed	(4,099,518)	(13,099,674)	(5,378,884)	(833,119)	(3,575,834)
Ending units	25,093,495	64,493,332	37,242,549	3,096,538	2,871,150

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(401,469)	$(3,062,167)	$(187,676)	$(293,925)	$(2,876,790)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,810,206	3,029,049	395,498	906,146	632,817
Net change in unrealized appreciation (depreciation) on investments	(4,853,114)	(4,649,536)	(2,681,101)	(3,951,364)	5,247,027
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,444,377)	(4,682,654)	(2,473,279)	(3,339,143)	3,003,054

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,067,289	2,449,944	848,100	1,690,044	—
Annuity payments	—	(75,126)	—	—	—
Surrenders, withdrawals and death benefits	(1,826,650)	(12,242,628)	(1,062,625)	(1,290,766)	(9,014,352)
Net transfers between other subaccounts
or fixed rate option	126,369	(15,311,186)	(93,691)	1,205,950	525,281,764
Miscellaneous transactions	832	175	818	1,512	(96)
Other charges	(213,725)	(1,780,210)	(103,902)	(206,571)	(2,144,116)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(845,885)	(26,959,031)	(411,300)	1,400,169	514,123,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,290,262)	(31,641,685)	(2,884,579)	(1,938,974)	517,126,254

NET ASSETS
Beginning of period	25,377,029	203,122,140	14,123,226	21,229,882	94,732,507
End of period	$22,086,767	$171,480,455	$11,238,647	$19,290,908	$611,858,761

Beginning units	1,070,361	17,408,451	1,066,618	1,387,880	6,924,968
Units issued	326,473	1,662,570	213,349	403,191	59,289,652
Units redeemed	(358,588)	(4,032,094)	(256,326)	(315,089)	(15,787,457)
Ending units	1,038,246	15,038,927	1,023,641	1,475,982	50,427,163

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,370,549)	$(183,717)	$(127,640)	$(402,075)	$(503,514)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,267,418	13,540	333,396	1,003,085	2,401,570
Net change in unrealized appreciation (depreciation) on investments	(2,677,961)	76,860	(716,491)	(4,693,599)	(6,839,065)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,781,092)	(93,317)	(510,735)	(4,092,589)	(4,941,009)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,629,087	—	148,244	210,912	1,038,895
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,215,222)	(3,556,213)	(357,851)	(1,548,524)	(1,898,944)
Net transfers between other subaccounts
or fixed rate option	46,182,844	17,751,564	(1,103,225)	(2,580,472)	(2,625,393)
Miscellaneous transactions	861	252	(8)	229	227
Other charges	(818,778)	(367)	(72,341)	(256,457)	(293,620)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	40,778,792	14,195,236	(1,385,181)	(4,174,312)	(3,778,835)

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,997,700	14,101,919	(1,895,916)	(8,266,901)	(8,719,844)

NET ASSETS
Beginning of period	76,488,012	869,039	8,894,452	28,053,182	35,212,836
End of period	$114,485,712	$14,970,958	$6,998,536	$19,786,281	$26,492,992

Beginning units	5,998,902	76,083	562,771	2,535,577	1,536,950
Units issued	5,275,393	1,603,751	54,888	622,954	192,991
Units redeemed	(1,972,853)	(341,859)	(141,802)	(1,044,991)	(358,538)
Ending units	9,301,442	1,337,975	475,857	2,113,540	1,371,403

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,505,092)	$(3,504,851)	$(3,426,169)	$(3,883)	$(372)
Capital gains distributions received	—	—	—	13,425	23,004
Net realized gain (loss) on shares redeemed	14,709,558	7,045,833	7,900,010	20,211	3,226
Net change in unrealized appreciation (depreciation) on investments	(47,683,361)	(23,728,031)	(23,504,207)	(33,920)	(47,399)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(39,478,895)	(20,187,049)	(19,030,366)	(4,167)	(21,541)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,559,989	13,955,136	9,632,453	—	—
Annuity payments	(41,153)	(53,751)	(69,617)	—	—
Surrenders, withdrawals and death benefits	(20,321,612)	(9,116,489)	(10,746,804)	(1,733)	(2,782)
Net transfers between other subaccounts
or fixed rate option	(36,585,657)	(15,987,751)	(29,615,737)	15,993	(29,673)
Miscellaneous transactions	(3,502)	(3,063)	(1,687)	—	—
Other charges	(4,725,140)	(2,465,199)	(2,521,807)	(2,288)	(1,191)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(49,117,075)	(13,671,117)	(33,323,199)	11,972	(33,646)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(88,595,970)	(33,858,166)	(52,353,565)	7,805	(55,187)

NET ASSETS
Beginning of period	439,419,750	224,713,662	231,540,068	264,636	156,161
End of period	$350,823,780	$190,855,496	$179,186,503	$272,441	$100,974

Beginning units	30,615,987	14,486,829	17,513,557	10,299	7,822
Units issued	1,336,736	1,421,398	1,310,026	2,306	876
Units redeemed	(4,949,202)	(2,354,313)	(3,907,890)	(1,909)	(2,672)
Ending units	27,003,521	13,553,914	14,915,693	10,696	6,026
The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,503)	$(3,330)	$(7,520)	$(4,263)	$(3,197)
Capital gains distributions received	—	15,506	—	24,557	29,913
Net realized gain (loss) on shares redeemed	18,697	18,129	26,080	1,787	(764)
Net change in unrealized appreciation (depreciation) on investments	(56,512)	(21,308)	(90,066)	(53,233)	(63,615)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(41,318)	8,997	(71,506)	(31,152)	(37,663)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,185)	(7,320)	(6,129)	(6,189)	(3,473)
Net transfers between other subaccounts
or fixed rate option	28,398	(7,677)	(72,492)	(74,303)	29,579
Miscellaneous transactions	—	—	—	—	26
Other charges	(3,031)	(2,046)	(4,825)	(2,457)	(1,938)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	24,182	(17,043)	(83,446)	(82,949)	24,194

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,136)	(8,046)	(154,952)	(114,101)	(13,469)

NET ASSETS
Beginning of period	328,356	224,032	586,505	309,192	228,908
End of period	$311,220	$215,986	$431,553	$195,091	$215,439

Beginning units	24,257	9,089	31,029	15,473	12,476
Units issued	5,281	1,379	2,799	1,549	3,840
Units redeemed	(3,274)	(1,948)	(7,234)	(5,767)	(2,579)
Ending units	26,264	8,520	26,594	11,255	13,737

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$843	$(2,854)	$(1,352)	$1,841	$402
Capital gains distributions received	14,687	13,319	7,800	—	2,243
Net realized gain (loss) on shares redeemed	1,984	6,375	108	(146)	3,115
Net change in unrealized appreciation (depreciation) on investments	(26,509)	(27,590)	(36,835)	(8,704)	(5,390)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,995)	(10,750)	(30,279)	(7,009)	370

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(2,389)	(591)	(963)	(1,240)
Net transfers between other subaccounts
or fixed rate option	(2,017)	(8,258)	139,452	(4,638)	(3,193)
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,113)	(1,656)	(876)	(395)	(680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,130)	(12,303)	137,985	(5,996)	(5,113)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,125)	(23,053)	107,706	(13,005)	(4,743)

NET ASSETS
Beginning of period	130,290	196,588	46,534	47,969	76,328
End of period	$118,165	$173,535	$154,240	$34,964	$71,585

Beginning units	9,606	9,258	2,406	3,754	5,148
Units issued	1,423	1,799	7,853	391	1,548
Units redeemed	(1,651)	(2,258)	(863)	(873)	(1,933)
Ending units	9,378	8,799	9,396	3,272	4,763

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,011)	$(997)	$(27,861)	$(394,048)	$(166,040)
Capital gains distributions received	8,692	—	—	—	—
Net realized gain (loss) on shares redeemed	5,957	3,424	8,804	3,067,904	116,822
Net change in unrealized appreciation (depreciation) on investments	(16,737)	(20,176)	(2,828)	(3,601,881)	(129,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,099)	(17,749)	(21,885)	(928,025)	(179,049)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	2,238,495	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(1,649)	(45,708)	(1,734,583)	(2,425,860)
Net transfers between other subaccounts
or fixed rate option	(25,961)	(18,728)	302,371	(422,434)	830,081
Miscellaneous transactions	—	—	—	619	1
Other charges	(2,317)	(1,475)	(201)	(227,591)	(2,550)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(28,278)	(21,852)	256,462	(145,494)	(1,598,328)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,377)	(39,601)	234,577	(1,073,519)	(1,777,377)

NET ASSETS
Beginning of period	205,699	163,399	1,255,156	25,540,900	7,715,223
End of period	$172,322	$123,798	$1,489,733	$24,467,381	$5,937,846

Beginning units	10,195	10,840	105,764	1,072,808	628,145
Units issued	895	1,265	46,105	387,578	159,629
Units redeemed	(2,268)	(2,788)	(23,814)	(383,459)	(291,491)
Ending units	8,822	9,317	128,055	1,076,927	496,283

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$4,321	$(7,915)	$(118,086)	$(353,042)	$(2,398,362)
Capital gains distributions received	10,056	47,523	—	—	—
Net realized gain (loss) on shares redeemed	82	3,564	128,209	506,744	4,486,711
Net change in unrealized appreciation (depreciation) on investments	(22,969)	(47,694)	(169,947)	(4,375,386)	(12,537,710)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,510)	(4,522)	(159,824)	(4,221,684)	(10,449,361)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	16,162,688	12,208,919
Annuity payments	—	—	—	—	(20,260)
Surrenders, withdrawals and death benefits	—	—	(926,271)	(1,568,075)	(8,766,047)
Net transfers between other subaccounts
or fixed rate option	1,984	(5,165)	(1,296,347)	854,481	(11,452,331)
Miscellaneous transactions	—	—	24	(34)	2,324
Other charges	(27)	—	(1,620)	(247,297)	(1,616,719)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,957	(5,165)	(2,224,214)	15,201,763	(9,644,114)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,553)	(9,687)	(2,384,038)	10,980,079	(20,093,475)

NET ASSETS
Beginning of period	45,916	423,285	7,200,397	42,013,982	153,791,969
End of period	$39,363	$413,598	$4,816,359	$52,994,061	$133,698,494

Beginning units	2,430	105,758	617,220	2,823,660	12,230,883
Units issued	176	—	117,110	1,246,831	1,181,891
Units redeemed	(56)	(1,156)	(305,321)	(238,578)	(2,010,514)
Ending units	2,550	104,602	429,009	3,831,913	11,402,260

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,910)	$(324,991)	$(20,955)	$(1,013,490)	$(5,967)
Capital gains distributions received	13,401	—	—	—	—
Net realized gain (loss) on shares redeemed	11,215	258,755	(8,629)	2,976,717	3,128
Net change in unrealized appreciation (depreciation) on investments	(33,792)	(446,808)	38	(8,265,006)	(55,677)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,086)	(513,044)	(29,546)	(6,301,779)	(58,516)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	2,069,363	—	4,831,010	143,453
Annuity payments	—	—	—	(33,611)	—
Surrenders, withdrawals and death benefits	(400)	(1,948,984)	(310,396)	(3,704,727)	(21,276)
Net transfers between other subaccounts
or fixed rate option	(32,319)	2,477,207	97,173	(7,602,485)	(80,619)
Miscellaneous transactions	—	251	—	631	14
Other charges	(11)	(218,825)	(355)	(743,466)	(3,414)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,730)	2,379,012	(213,578)	(7,252,648)	38,158

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,816)	1,865,968	(243,124)	(13,554,427)	(20,358)

NET ASSETS
Beginning of period	170,942	26,413,996	1,332,792	64,865,648	748,809
End of period	$127,126	$28,279,964	$1,089,668	$51,311,221	$728,451

Beginning units	7,970	2,336,855	131,168	4,640,874	68,309
Units issued	—	831,491	13,953	953,461	21,980
Units redeemed	(1,474)	(617,358)	(35,393)	(1,525,262)	(18,661)
Ending units	6,496	2,550,988	109,728	4,069,073	71,628

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(232,438)	$(93,178)	$(23,291)	$(217,399)	$(25,426,919)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,078,338	(40,626)	37,574	887,773	599,523
Net change in unrealized appreciation (depreciation) on investments	(2,707,312)	29,146	(579,497)	(1,504,994)	(73,854,608)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,861,412)	(104,658)	(565,214)	(834,620)	(98,682,004)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,104,453	—	756,673	356,695	327,332,988
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(985,819)	(1,053,695)	(144,112)	(645,697)	(73,394,061)
Net transfers between other subaccounts
or fixed rate option	(1,501,562)	1,046,373	(117,906)	(2,097,207)	—
Miscellaneous transactions	(890)	(78)	173	161	(14,560)
Other charges	(133,476)	(541)	(10,186)	(117,344)	(208,618)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,517,294)	(7,941)	484,642	(2,503,392)	253,715,749

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,378,706)	(112,599)	(80,572)	(3,338,012)	155,033,745

NET ASSETS
Beginning of period	17,577,745	4,241,174	2,446,780	15,029,089	1,281,279,813
End of period	$14,199,039	$4,128,575	$2,366,208	$11,691,077	$1,436,313,558

Beginning units	972,002	432,244	193,188	930,640	113,950,074
Units issued	303,337	291,074	96,542	135,281	24,967,594
Units redeemed	(381,850)	(289,792)	(58,265)	(295,623)	(977,674)
Ending units	893,489	433,526	231,465	770,298	137,939,994

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(14,834)	$(11,869)	$(35,224)	$(2,098,447)	$(27,174)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	48,118	28,327	(6,206)	1,204,393	54,923
Net change in unrealized appreciation (depreciation) on investments	(193,615)	(125,536)	57,018	(14,991,878)	(483,093)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(160,331)	(109,078)	15,588	(15,885,932)	(455,344)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	456,463	240,341	—	70,615,062	507,421
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(110,484)	(29,778)	(338,535)	(2,594,477)	(202,991)
Net transfers between other subaccounts
or fixed rate option	110,415	10,106	2,489,447	(27,613,922)	21,342
Miscellaneous transactions	88	198	(32)	(11,911)	583
Other charges	(6,338)	(4,837)	(99)	(1,720,260)	(25,560)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	450,144	216,030	2,150,781	38,674,492	300,795

TOTAL INCREASE (DECREASE) IN NET ASSETS	289,813	106,952	2,166,369	22,788,560	(154,549)

NET ASSETS
Beginning of period	1,465,672	1,089,877	302,765	105,997,701	4,243,065
End of period	$1,755,485	$1,196,829	$2,469,134	$128,786,261	$4,088,516

Beginning units	86,348	62,727	27,638	8,173,030	344,821
Units issued	41,499	19,663	298,207	5,948,030	57,031
Units redeemed	(13,060)	(7,861)	(98,527)	(3,220,637)	(32,619)
Ending units	114,787	74,529	227,318	10,900,423	369,233

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(45,549)	$(77,828)	$(17,565)	$(21,987)	$(36,419)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	108,264	144,242	25,877	147,127	13,025
Net change in unrealized appreciation (depreciation) on investments	(624,380)	(1,042,930)	(190,877)	(569,403)	(54,415)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(561,665)	(976,516)	(182,565)	(444,263)	(77,809)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	910,701	2,298,417	463,470	749,029	1,197,522
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(258,963)	(533,060)	(285,876)	(182,608)	(368,691)
Net transfers between other subaccounts
or fixed rate option	(161,299)	295,530	(173,555)	(608,181)	(158,444)
Miscellaneous transactions	54	(288)	(2)	1,285	71
Other charges	(41,651)	(72,978)	(17,383)	(20,396)	(35,680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	448,842	1,987,621	(13,346)	(60,871)	634,778

TOTAL INCREASE (DECREASE) IN NET ASSETS	(112,823)	1,011,105	(195,911)	(505,134)	556,969

NET ASSETS
Beginning of period	6,780,814	11,888,899	3,040,546	3,559,030	5,408,956
End of period	$6,667,991	$12,900,004	$2,844,635	$3,053,896	$5,965,925

Beginning units	527,888	921,908	299,365	273,406	518,715
Units issued	80,052	229,587	47,000	60,486	135,178
Units redeemed	(45,223)	(74,457)	(49,185)	(65,075)	(73,223)
Ending units	562,717	1,077,038	297,180	268,817	580,670

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,867)	$(10,106)	$(5,404)	$(610,917)	$(388,628)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(791)	15,960	417	364,150	(248,897)
Net change in unrealized appreciation (depreciation) on investments	(27,085)	(162,090)	(2,865)	(3,358,543)	180,414
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(30,743)	(156,236)	(7,852)	(3,605,310)	(457,111)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,450	240,291	247,566	10,116,371	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(36,574)	(20,906)	(28,106)	(580,783)	(2,548,896)
Net transfers between other subaccounts
or fixed rate option	17,591	(91,418)	90,195	(5,624,637)	3,545,871
Miscellaneous transactions	(1)	(29)	—	(486)	(16)
Other charges	(2,800)	(9,314)	(4,949)	(508,491)	(5,372)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,334)	118,624	304,706	3,401,974	991,587

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,077)	(37,612)	296,854	(203,336)	534,476

NET ASSETS
Beginning of period	529,141	1,682,589	788,382	35,641,549	16,629,330
End of period	$486,064	$1,644,977	$1,085,236	$35,438,213	$17,163,806

Beginning units	51,998	142,618	82,555	3,030,888	1,675,958
Units issued	4,492	25,030	45,247	1,131,510	1,189,076
Units redeemed	(5,592)	(14,279)	(13,180)	(904,862)	(1,077,315)
Ending units	50,898	153,369	114,622	3,257,536	1,787,719

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(10,463)	$(3,287)	$(1,697)	$(3,230)	$(8,803)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,546	253	(6)	978	7,510
Net change in unrealized appreciation (depreciation) on investments	(1,443)	(1,517)	(1,185)	20,673	(152,191)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,360)	(4,551)	(2,888)	18,421	(153,484)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	556,274	16,069	103,328	153,064	529,116
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(103,180)	(12,102)	(3,611)	(9,213)	(55,973)
Net transfers between other subaccounts
or fixed rate option	(215,740)	14,717	82,379	81,330	497,003
Miscellaneous transactions	2	(2)	—	—	586
Other charges	(10,092)	(3,076)	(1,660)	(2,961)	(7,815)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	227,264	15,606	180,436	222,220	962,917

TOTAL INCREASE (DECREASE) IN NET ASSETS	224,904	11,055	177,548	240,641	809,433

NET ASSETS
Beginning of period	1,595,617	495,231	185,321	456,111	994,891
End of period	$1,820,521	$506,286	$362,869	$696,752	$1,804,324

Beginning units	149,189	47,284	20,401	43,524	89,079
Units issued	59,817	3,412	21,517	24,334	96,905
Units redeemed	(38,433)	(1,912)	(1,461)	(3,059)	(10,664)
Ending units	170,573	48,784	40,457	64,799	175,320

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,949)	$(5,639)	$(10,931)	$(5,263)	$(8,319)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(71)	6,720	1,756	17,900	19,762
Net change in unrealized appreciation (depreciation) on investments	(20,086)	(167,123)	(65,284)	(69,624)	(95,975)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,106)	(166,042)	(74,459)	(56,987)	(84,532)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	102,852	291,493	619,750	55,565	257,784
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,778)	(39,970)	(88,937)	(69,181)	(42,901)
Net transfers between other subaccounts
or fixed rate option	7,846	26,857	(132,446)	(83,279)	51,295
Miscellaneous transactions	—	(26)	73	(90)	(5)
Other charges	(1,870)	(5,397)	(10,188)	(5,235)	(7,894)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	104,050	272,957	388,252	(102,220)	258,279

TOTAL INCREASE (DECREASE) IN NET ASSETS	81,944	106,915	313,793	(159,207)	173,747

NET ASSETS
Beginning of period	284,769	778,734	1,619,148	935,916	1,332,638
End of period	$366,713	$885,649	$1,932,941	$776,709	$1,506,385

Beginning units	31,206	66,377	163,567	82,091	112,243
Units issued	12,086	31,293	70,301	6,770	37,458
Units redeemed	(517)	(8,161)	(30,695)	(15,691)	(15,642)
Ending units	42,775	89,509	203,173	73,170	134,059

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$12,852	$(12,125)	$(295,812)	$(5,660)	$(83,630)
Capital gains distributions received	262,524	3,191	—	—	—
Net realized gain (loss) on shares redeemed	(50,633)	4,095	(238,983)	5,392	4,753
Net change in unrealized appreciation (depreciation) on investments	(751,911)	(106,226)	151,240	(93,025)	176,483
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(527,168)	(111,065)	(383,555)	(93,293)	97,606

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,617,298	399,798	—	170	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(40,599)	(82,758)	(2,134,115)	(24,950)	(363,653)
Net transfers between other subaccounts
or fixed rate option	(1,635,503)	530,883	2,396,222	35,016	5,121,001
Miscellaneous transactions	(67)	(3)	(183)	(2)	26
Other charges	(33,870)	(11,601)	(4,224)	(796)	(572)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,907,259	836,319	257,700	9,438	4,756,802

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,380,091	725,254	(125,855)	(83,855)	4,854,408

NET ASSETS
Beginning of period	3,899,882	1,434,202	12,982,975	462,032	46,329
End of period	$5,279,973	$2,159,456	$12,857,120	$378,177	$4,900,737

Beginning units	335,511	122,558	1,311,487	34,190	4,647
Units issued	330,466	82,259	942,475	5,167	842,019
Units redeemed	(171,349)	(9,462)	(908,707)	(4,796)	(337,005)
Ending units	494,628	195,355	1,345,255	34,561	509,661
The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/2/2018*	4/30/2018*
	to	to
	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(626)	$(101,329)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	879	(202,169)
Net change in unrealized appreciation (depreciation) on investments	4,656	(1,366,823)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,909	(1,670,321)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	26,288,413
Annuity payments	—	—
Surrenders, withdrawals and death benefits	(1,857)	(9,720)
Net transfers between other subaccounts
or fixed rate option	146,900	(1,077,550)
Miscellaneous transactions	—	1,079
Other charges	(10)	(52,402)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	145,033	25,149,820

TOTAL INCREASE (DECREASE) IN NET ASSETS	149,942	23,479,499

NET ASSETS
Beginning of period	—	—
End of period	$149,942	$23,479,499

Beginning units	—	—
Units issued	19,143	2,726,623
Units redeemed	(3,594)	(244,528)
Ending units	15,549	2,482,095

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A83

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
DECEMBER 31, 2019

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Discovery Choice	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3
Prudential Premier Variable Annuity Bb Series
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	Janus Henderson VIT Research Portfolio
Prudential Diversified Bond Portfolio	(Service Shares)
Prudential Equity Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio
Prudential Value Portfolio (Class I)	(Class I)
Prudential High Yield Bond Portfolio	Prudential SP International Growth Portfolio (Class I)
Prudential Stock Index Portfolio	AST Goldman Sachs Large-Cap Value Portfolio*
Prudential Global Portfolio	AST Cohen & Steers Realty Portfolio
Prudential Jennison Portfolio (Class I)	AST J.P. Morgan Strategic Opportunities Portfolio
Prudential Small Capitalization Stock Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
T. Rowe Price International Stock Portfolio	AST High Yield Portfolio
T. Rowe Price Equity Income Portfolio (Equity	AST Small-Cap Growth Opportunities Portfolio
Income Class)	AST WEDGE Capital Mid-Cap Value Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST Small-Cap Value Portfolio
Janus Henderson VIT Research Portfolio	AST Mid-Cap Growth Portfolio (formerly AST
(Institutional Shares)	Goldman Sachs Mid-Cap Growth Portfolio)
Janus Henderson VIT Overseas Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
(Institutional Shares)	AST Loomis Sayles Large-Cap Growth Portfolio
MFS® Research Series (Initial Class)	AST MFS Growth Portfolio
MFS® Growth Series (Initial Class)	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
American Century VP Value Fund (Class I)	AST BlackRock Low Duration Bond Portfolio
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	AST QMA US Equity Alpha Portfolio
Prudential Jennison 20/20 Focus Portfolio (Class I)	AST T. Rowe Price Natural Resources Portfolio
Davis Value Portfolio	AST T. Rowe Price Asset Allocation Portfolio
AB VPS Large Cap Growth Portfolio (Class B)	AST MFS Global Equity Portfolio
Prudential SP Small Cap Value Portfolio (Class I)	AST J.P. Morgan International Equity Portfolio

A84

Note 1:	General (Continued)

AST Templeton Global Bond Portfolio	AST Bond Portfolio 2023
AST Wellington Management Hedged Equity Portfolio	AST MFS Growth Allocation Portfolio (formerly
AST Capital Growth Asset Allocation Portfolio	AST New Discovery Asset Allocation Portfolio)
AST Academic Strategies Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Balanced Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Preservation Asset Allocation Portfolio	AST Bond Portfolio 2024
AST Fidelity Institutional AM℠ Quantitative Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Prudential Growth Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Advanced Strategies Portfolio	AST Multi-Sector Fixed Income Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio	AST AQR Large-Cap Portfolio
AST Government Money Market Portfolio	AST QMA Large-Cap Portfolio
AST Small-Cap Growth Portfolio	AST Bond Portfolio 2025
AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST International Value Portfolio	AST Goldman Sachs Global Growth Allocation
AST International Growth Portfolio	Portfolio
AST Investment Grade Bond Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST Western Asset Core Plus Bond Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Bond Portfolio 2019***	AST Franklin Templeton K2 Global Absolute Return
AST Cohen & Steers Global Realty Portfolio	Portfolio
(formerly AST Global Real Estate Portfolio)	AST Managed Equity Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST Managed Fixed Income Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST FQ Absolute Return Currency Portfolio
AST AllianzGI World Trends Portfolio	AST Jennison Global Infrastructure Portfolio
(formerly AST RCM World Trends Portfolio)	AST PIMCO Dynamic Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST Legg Mason Diversified Growth Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Bond Portfolio 2026
ProFund VP Consumer Services	AST AB Global Bond Portfolio
ProFund VP Consumer Goods	AST Goldman Sachs Global Income Portfolio
ProFund VP Financials	AST Morgan Stanley Multi-Asset Portfolio***
ProFund VP Health Care	AST Wellington Management Global Bond Portfolio
ProFund VP Industrials	AST Neuberger Berman Long/Short Portfolio
ProFund VP Mid-Cap Growth	AST Wellington Management Real Total Return
ProFund VP Mid-Cap Value	Portfolio***
ProFund VP Real Estate	AST QMA International Core Equity Portfolio
ProFund VP Small-Cap Growth	AST Managed Alternatives Portfolio
ProFund VP Small-Cap Value	AST Emerging Managers Diversified Portfolio***
ProFund VP Telecommunications	AST Columbia Adaptive Risk Allocation Portfolio*
ProFund VP Utilities	Blackrock Global Allocation V.I. Fund (Class III)
ProFund VP Large-Cap Growth	JPMorgan Insurance Trust Income Builder
ProFund VP Large-Cap Value	Portfolio (Class 2)
AST Bond Portfolio 2020	AST Bond Portfolio 2027
AST Jennison Large-Cap Growth Portfolio	NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2021	AST Bond Portfolio 2028
Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2029
Wells Fargo VT Omega Growth Fund (Class 1)	AST American Funds Growth Allocation Portfolio
AST Bond Portfolio 2022	AST Bond Portfolio 2030
AST Quantitative Modeling Portfolio	AST BlackRock 80/20 Target Allocation ETF Portfolio
AST BlackRock Global Strategies Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio
Wells Fargo VT Opportunity Fund (Class 1)	AST Dimensional Global Core Allocation Portfolio
AST Prudential Core Bond Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)**

*	Subaccount was no longer available for investment as of December 31, 2019.

**	Subaccount was available for investment but had no assets as of December 31, 2019, and had no activity during 2019.

***	Subaccount liquidated during the period ended December 31, 2019.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2019 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

A85

Note 1:	General (Continued)

Merger Date	Removed Portfolio	Surviving Portfolio
January 25, 2019	AST Columbia Adaptive Risk Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
April 26, 2019	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Value Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

A86

Note 3:	Fair Value Measurements (Continued)

Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2019, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:	Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2019 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$352,780	$1,133,682
Prudential Diversified Bond Portfolio	442,718	2,460,249
Prudential Equity Portfolio (Class I)	43,837	2,107,340
Prudential Value Portfolio (Class I)	209,710	2,575,819
Prudential High Yield Bond Portfolio	147,140	1,815,157
Prudential Stock Index Portfolio	11,077,183	6,118,678
Prudential Global Portfolio	30,682	585,306
Prudential Jennison Portfolio (Class I)	136,121	3,413,981
Prudential Small Capitalization Stock Portfolio	1,994,908	961,876
T. Rowe Price International Stock Portfolio	17,460	181,659
T. Rowe Price Equity Income Portfolio (Equity Income Class)	45,177	361,996
Invesco V.I. Core Equity Fund (Series I)	19,443	640,699
Janus Henderson VIT Research Portfolio (Institutional Shares)	15,188	381,252
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	96,737	523,102
MFS® Research Series (Initial Class)	2,635	93,289
MFS® Growth Series (Initial Class)	115,085	635,656
American Century VP Value Fund (Class I)	25,064	237,122
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	18,082	307,944
Prudential Jennison 20/20 Focus Portfolio (Class I)	3,324	481,824
Davis Value Portfolio	3,018	461,605
AB VPS Large Cap Growth Portfolio (Class B)	7,071	65,437
Prudential SP Small Cap Value Portfolio (Class I)	159,649	699,787
Janus Henderson VIT Research Portfolio (Service Shares)	11	27,774
SP Prudential U.S. Emerging Growth Portfolio (Class I)	34,932	885,876
Prudential SP International Growth Portfolio (Class I)	13,598	294,602
AST Goldman Sachs Large-Cap Value Portfolio	3,714,110	62,430,222
AST Cohen & Steers Realty Portfolio	7,818,175	10,478,135
AST J.P. Morgan Strategic Opportunities Portfolio	23,899,321	25,205,614
AST T. Rowe Price Large-Cap Value Portfolio	72,223,097	17,208,359

A87

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST High Yield Portfolio	$7,948,940	$8,235,728
AST Small-Cap Growth Opportunities Portfolio	5,983,959	5,577,766
AST WEDGE Capital Mid-Cap Value Portfolio	3,350,131	3,312,753
AST Small-Cap Value Portfolio	5,075,554	4,834,463
AST Mid-Cap Growth Portfolio	17,199,145	21,251,998
AST Hotchkis & Wiley Large-Cap Value Portfolio	11,054,606	12,001,269
AST Loomis Sayles Large-Cap Growth Portfolio	14,292,788	15,975,123
AST MFS Growth Portfolio	7,542,732	6,929,415
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	8,493,175	7,469,280
AST BlackRock Low Duration Bond Portfolio	9,854,695	7,057,140
AST QMA US Equity Alpha Portfolio	11,204,899	10,692,245
AST T. Rowe Price Natural Resources Portfolio	9,424,482	6,109,330
AST T. Rowe Price Asset Allocation Portfolio	102,597,829	159,293,808
AST MFS Global Equity Portfolio	7,409,149	10,004,512
AST J.P. Morgan International Equity Portfolio	8,248,752	8,633,008
AST Templeton Global Bond Portfolio	4,498,632	3,000,720
AST Wellington Management Hedged Equity Portfolio	18,743,405	15,926,697
AST Capital Growth Asset Allocation Portfolio	109,845,810	109,172,445
AST Academic Strategies Asset Allocation Portfolio	58,123,384	46,244,065
AST Balanced Asset Allocation Portfolio	89,566,416	124,415,435
AST Preservation Asset Allocation Portfolio	76,654,940	98,314,683
AST Fidelity Institutional AM℠ Quantitative Portfolio	47,419,648	55,645,616
AST Prudential Growth Allocation Portfolio	170,079,123	175,590,679
AST Advanced Strategies Portfolio	53,965,338	85,888,874
AST T. Rowe Price Large-Cap Growth Portfolio	26,417,923	29,044,927
AST Government Money Market Portfolio	44,754,621	48,540,405
AST Small-Cap Growth Portfolio	7,164,021	8,114,968
AST BlackRock/Loomis Sayles Bond Portfolio	47,725,968	44,566,981
AST International Value Portfolio	4,490,351	3,131,166
AST International Growth Portfolio	5,146,687	5,960,179
AST Investment Grade Bond Portfolio	114,746,485	639,635,579
AST Western Asset Core Plus Bond Portfolio	29,396,896	29,517,138
AST Bond Portfolio 2019	458,026	15,599,097
AST Cohen & Steers Global Realty Portfolio	2,284,942	2,302,266
AST Parametric Emerging Markets Equity Portfolio	9,202,532	6,079,418
AST Goldman Sachs Small-Cap Value Portfolio	11,799,086	10,239,596
AST AllianzGI World Trends Portfolio	42,856,295	51,399,307
AST J.P. Morgan Global Thematic Portfolio	29,512,285	27,499,056
AST Goldman Sachs Multi-Asset Portfolio	41,306,581	29,939,593
ProFund VP Consumer Services	85,628	39,826
ProFund VP Consumer Goods	7,855	58,030
ProFund VP Financials	24,247	92,357
ProFund VP Health Care	139,540	55,830
ProFund VP Industrials	65,575	264,971
ProFund VP Mid-Cap Growth	26,629	122,740

A88

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
ProFund VP Mid-Cap Value	$100,341	$56,487
ProFund VP Real Estate	7,064	19,287
ProFund VP Small-Cap Growth	21,591	89,535
ProFund VP Small-Cap Value	54,951	19,125
ProFund VP Telecommunications	2,998	19,802
ProFund VP Utilities	95,267	35,031
ProFund VP Large-Cap Growth	26,100	18,761
ProFund VP Large-Cap Value	110,925	44,528
AST Bond Portfolio 2020	12,135,487	2,956,114
AST Jennison Large-Cap Growth Portfolio	8,292,395	8,368,283
AST Bond Portfolio 2021	3,132,097	5,251,096
Wells Fargo VT International Equity Fund (Class 1)	4,897	786
Wells Fargo VT Omega Growth Fund (Class 1)	130	9,683
AST Bond Portfolio 2022	1,110,616	2,846,083
AST Quantitative Modeling Portfolio	8,821,196	7,158,058
AST BlackRock Global Strategies Portfolio	15,834,654	17,833,331
Wells Fargo VT Opportunity Fund (Class 1)	524	3,684
AST Prudential Core Bond Portfolio	14,270,392	9,866,779
AST Bond Portfolio 2023	3,208	597,335
AST MFS Growth Allocation Portfolio	20,341,622	9,334,365
AST Western Asset Emerging Markets Debt Portfolio	288,179	106,145
AST MFS Large-Cap Value Portfolio	7,646,020	5,535,169
AST Bond Portfolio 2024	331,064	3,533,794
AST AQR Emerging Markets Equity Portfolio	778,519	430,866
AST ClearBridge Dividend Growth Portfolio	6,509,663	4,724,660
AST Multi-Sector Fixed Income Portfolio	400,998,134	17,414,331
AST AQR Large-Cap Portfolio	488,644	490,618
AST QMA Large-Cap Portfolio	512,060	240,518
AST Bond Portfolio 2025	452,689	2,336,800
AST T. Rowe Price Growth Opportunities Portfolio	80,170,646	5,306,292
AST Goldman Sachs Global Growth Allocation Portfolio	892,046	722,340
AST T. Rowe Price Diversified Real Growth Portfolio	2,788,755	982,298
AST Prudential Flexible Multi-Strategy Portfolio	2,174,239	1,198,494
AST Franklin Templeton K2 Global Absolute Return Portfolio	238,619	489,063
AST Managed Equity Portfolio	415,036	252,938
AST Managed Fixed Income Portfolio	1,039,708	1,085,173
AST FQ Absolute Return Currency Portfolio	31,334	49,450
AST Jennison Global Infrastructure Portfolio	242,679	247,536
AST PIMCO Dynamic Bond Portfolio	933,653	190,899
AST Legg Mason Diversified Growth Portfolio	14,436,625	4,127,100
AST Bond Portfolio 2026	6,043,647	14,318,262
AST AB Global Bond Portfolio	373,215	331,960
AST Goldman Sachs Global Income Portfolio	292,157	36,634
AST Morgan Stanley Multi-Asset Portfolio	19,313	384,334
AST Wellington Management Global Bond Portfolio	255,000	139,385

A89

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Neuberger Berman Long/Short Portfolio	$401,511	$214,383
AST Wellington Management Real Total Return Portfolio	24,930	405,629
AST QMA International Core Equity Portfolio	286,678	243,083
AST Managed Alternatives Portfolio	455,243	276,893
AST Emerging Managers Diversified Portfolio	33,697	892,077
AST Columbia Adaptive Risk Allocation Portfolio	3,063	1,563,806
Blackrock Global Allocation V.I. Fund (Class III)	580,751	1,437,938
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	331,881	315,012
AST Bond Portfolio 2027	2,802,384	11,150,313
NVIT Emerging Markets Fund (Class D)	63,477	47,698
AST Bond Portfolio 2028	3,375,846	7,486,597
AST Bond Portfolio 2029	4,334,146	600,266
AST American Funds Growth Allocation Portfolio	42,831,583	1,554,049
AST Bond Portfolio 2030	7,036,756	5,072,782
AST BlackRock 80/20 Target Allocation ETF Portfolio	26,211,606	755,055
AST BlackRock 60/40 Target Allocation ETF Portfolio	17,377,012	139,952
AST Dimensional Global Core Allocation Portfolio	8,522	4

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and QMA LLC (formerly Quantitative Management Associates LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

A90

Note 6:	Related Party Transactions (Continued)

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

Note 7:	Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life of New Jersey.

A91

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2019	4,620	$0.92	to	$9.84	$5,543	1.91%		1.00%	to	1.75%	0.17%	to	0.91%
December 31, 2018	5,292	$0.92	to	$9.75	$6,213	1.51%		1.00%	to	1.75%	-0.24%	to	0.52%
December 31, 2017	6,350	$0.92	to	$9.70	$7,457	0.55%		1.00%	to	1.75%	-1.19%	to	-0.44%
December 31, 2016	7,027	$0.93	to	$9.74	$8,291	0.09%		1.00%	to	1.75%	-1.58%	to	-0.90%
December 31, 2015	7,672	$0.94	to	$9.83	$9,166	0.00%	(1)	1.00%	to	1.80%	-1.85%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2019	4,326	$2.40	to	$2.95	$12,762	0.00%		1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	4,972	$2.20	to	$2.70	$13,399	0.00%		1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	5,697	$2.24	to	$2.74	$15,603	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	6,274	$2.12	to	$2.60	$16,285	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	7,285	$2.05	to	$2.50	$18,162	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%

	Prudential Equity Portfolio (Class I)
December 31, 2019	3,905	$2.70	to	$4.70	$17,364	0.00%		1.35%	to	1.80%	26.60%	to	27.17%
December 31, 2018	4,371	$2.13	to	$3.70	$15,238	0.00%		1.35%	to	1.80%	-6.55%	to	-6.13%
December 31, 2017	5,154	$2.28	to	$3.94	$19,207	0.00%		1.35%	to	1.80%	23.56%	to	24.11%
December 31, 2016	5,867	$1.84	to	$3.18	$17,601	0.00%		1.35%	to	1.80%	1.95%	to	2.39%
December 31, 2015	6,571	$1.80	to	$3.11	$19,282	0.00%		1.35%	to	1.80%	0.55%	to	0.99%

	Prudential Value Portfolio (Class I)
December 31, 2019	4,886	$2.54	to	$5.13	$19,106	0.00%		1.35%	to	1.80%	23.83%	to	24.38%
December 31, 2018	5,461	$2.05	to	$4.13	$17,214	0.00%		1.35%	to	1.80%	-11.48%	to	-11.09%
December 31, 2017	6,702	$2.32	to	$4.64	$24,414	0.00%		1.35%	to	1.80%	14.92%	to	15.43%
December 31, 2016	7,755	$2.02	to	$4.03	$24,239	0.00%		1.35%	to	1.80%	9.43%	to	9.92%
December 31, 2015	8,663	$1.84	to	$3.66	$24,661	0.00%		1.35%	to	1.80%	-9.82%	to	-9.42%

	Prudential High Yield Bond Portfolio
December 31, 2019	2,267	$2.70	to	$19.13	$11,776	0.00%		1.35%	to	1.80%	14.27%	to	14.78%
December 31, 2018	2,557	$2.36	to	$16.68	$11,646	2.95%		1.35%	to	1.80%	-3.02%	to	-2.58%
December 31, 2017	3,035	$2.43	to	$17.13	$14,230	6.09%		1.35%	to	1.80%	5.90%	to	6.39%
December 31, 2016	3,347	$2.29	to	$16.11	$14,952	6.43%		1.35%	to	1.80%	14.19%	to	14.69%
December 31, 2015	3,995	$2.00	to	$14.05	$15,391	6.19%		1.35%	to	1.80%	-4.17%	to	-3.74%

	Prudential Stock Index Portfolio
December 31, 2019	5,676	$2.29	to	$12.34	$32,340	0.00%		0.48%	to	1.95%	8.05%	to	30.35%
December 31, 2018	5,460	$1.77	to	$9.47	$20,531	0.00%		0.55%	to	1.95%	-6.26%	to	-4.55%
December 31, 2017	5,984	$1.89	to	$4.31	$22,041	1.59%		1.35%	to	1.75%	19.38%	to	19.85%
December 31, 2016	6,973	$1.58	to	$3.60	$21,657	1.84%		1.35%	to	1.75%	9.92%	to	10.34%
December 31, 2015	7,938	$1.43	to	$3.26	$22,239	1.49%		1.35%	to	1.75%	-0.56%	to	-0.16%

	Prudential Global Portfolio
December 31, 2019	1,263	$1.77	to	$3.86	$4,321	0.00%		1.40%	to	1.75%	28.15%	to	28.59%
December 31, 2018	1,456	$1.38	to	$3.00	$3,779	0.00%		1.40%	to	1.75%	-8.92%	to	-8.60%
December 31, 2017	1,895	$1.51	to	$3.28	$5,464	0.00%		1.40%	to	1.75%	22.70%	to	23.12%
December 31, 2016	2,057	$1.23	to	$2.67	$4,846	0.00%		1.35%	to	1.75%	2.65%	to	3.06%
December 31, 2015	2,247	$1.19	to	$2.59	$5,125	0.00%		1.35%	to	1.80%	0.56%	to	1.01%

	Prudential Jennison Portfolio (Class I)
December 31, 2019	4,496	$2.25	to	$6.56	$25,179	0.00%		1.35%	to	1.80%	30.99%	to	31.57%
December 31, 2018	5,052	$1.71	to	$4.99	$21,649	0.00%		1.35%	to	1.80%	-2.54%	to	-2.11%
December 31, 2017	6,090	$1.75	to	$5.10	$26,906	0.00%		1.35%	to	1.80%	34.29%	to	34.88%
December 31, 2016	7,092	$1.30	to	$3.78	$23,229	0.00%		1.35%	to	1.80%	-2.64%	to	-2.22%
December 31, 2015	8,014	$1.34	to	$3.87	$26,666	0.00%		1.35%	to	1.80%	9.51%	to	10.00%

	Prudential Small Capitalization Stock Portfolio
December 31, 2019	925	$5.28	to	$10.80	$7,261	0.00%		0.48%	to	1.90%	4.55%	to	21.75%
December 31, 2018	832	$4.37	to	$8.87	$5,004	0.00%		0.55%	to	1.90%	-11.25%	to	-9.95%
December 31, 2017	760	$4.85	to	$5.97	$4,531	0.00%		1.35%	to	1.40%	11.44%	to	11.50%
December 31, 2016	843	$4.35	to	$5.36	$4,487	0.00%		1.35%	to	1.40%	24.76%	to	24.82%
December 31, 2015	947	$3.49	to	$4.29	$4,041	0.00%		1.35%	to	1.40%	-3.64%	to	-3.58%

A92

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2019	748	$2.15	to	$2.15	$1,607	2.39%	1.40%	to	1.40%	26.00%	to	26.00%
December 31, 2018	822	$1.71	to	$1.71	$1,401	1.33%	1.40%	to	1.40%	-15.40%	to	-15.40%
December 31, 2017	921	$2.02	to	$2.02	$1,857	1.12%	1.40%	to	1.40%	26.12%	to	26.12%
December 31, 2016	996	$1.60	to	$1.60	$1,593	1.04%	1.40%	to	1.40%	0.72%	to	0.72%
December 31, 2015	1,075	$1.21	to	$1.59	$1,706	0.92%	1.35%	to	1.40%	-2.28%	to	-2.23%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2019	1,408	$3.01	to	$4.48	$6,314	2.32%	1.35%	to	1.40%	24.65%	to	24.71%
December 31, 2018	1,464	$2.41	to	$3.60	$5,269	1.98%	1.35%	to	1.40%	-10.76%	to	-10.71%
December 31, 2017	1,672	$2.70	to	$4.03	$6,739	1.73%	1.35%	to	1.40%	14.42%	to	14.48%
December 31, 2016	1,844	$2.36	to	$3.52	$6,453	2.31%	1.35%	to	1.40%	17.53%	to	17.59%
December 31, 2015	2,066	$2.01	to	$3.00	$6,158	1.80%	1.35%	to	1.40%	-8.14%	to	-8.10%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2019	2,127	$1.80	to	$3.49	$7,417	0.94%	1.40%	to	1.65%	26.87%	to	27.18%
December 31, 2018	2,291	$1.42	to	$2.75	$6,284	0.88%	1.40%	to	1.65%	-10.88%	to	-10.66%
December 31, 2017	2,559	$1.59	to	$3.08	$7,854	1.03%	1.40%	to	1.65%	11.34%	to	11.62%
December 31, 2016	2,877	$1.43	to	$2.76	$7,913	0.75%	1.40%	to	1.65%	8.48%	to	8.75%
December 31, 2015	3,193	$1.32	to	$2.53	$8,076	1.12%	1.40%	to	1.65%	-7.29%	to	-7.07%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2019	1,322	$2.12	to	$4.25	$5,598	0.46%	1.35%	to	1.40%	33.65%	to	33.72%
December 31, 2018	1,399	$1.50	to	$3.18	$4,434	0.53%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	1,625	$1.57	to	$3.31	$5,355	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	1,822	$1.24	to	$2.62	$4,762	0.54%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	1,976	$1.26	to	$2.65	$5,209	0.62%	1.35%	to	1.65%	3.63%	to	3.94%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2019	1,227	$2.05	to	$3.78	$4,591	1.90%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	1,335	$1.64	to	$3.02	$3,990	1.74%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	1,421	$1.96	to	$3.60	$5,067	1.65%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	1,645	$1.52	to	$2.78	$4,518	5.06%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	1,734	$1.65	to	$3.01	$5,143	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%

	MFS® Research Series (Initial Class)
December 31, 2019	369	$4.27	to	$4.27	$1,576	0.78%	1.40%	to	1.40%	31.11%	to	31.11%
December 31, 2018	387	$3.26	to	$3.26	$1,262	0.69%	1.40%	to	1.40%	-5.70%	to	-5.70%
December 31, 2017	423	$3.46	to	$3.46	$1,462	1.34%	1.40%	to	1.40%	21.67%	to	21.67%
December 31, 2016	497	$2.84	to	$2.84	$1,412	0.77%	1.40%	to	1.40%	7.24%	to	7.24%
December 31, 2015	555	$2.65	to	$2.65	$1,470	0.72%	1.40%	to	1.40%	-0.59%	to	-0.59%

	MFS® Growth Series (Initial Class)
December 31, 2019	1,331	$2.97	to	$5.32	$7,084	0.00%	1.35%	to	1.40%	36.24%	to	36.31%
December 31, 2018	1,421	$2.06	to	$3.91	$5,550	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	1,744	$2.04	to	$3.86	$6,727	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	1,932	$1.58	to	$2.98	$5,752	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	2,093	$1.56	to	$2.95	$6,166	0.15%	1.35%	to	1.65%	5.81%	to	6.12%

	American Century VP Value Fund (Class I)
December 31, 2019	430	$3.77	to	$4.40	$1,890	2.11%	1.35%	to	1.40%	25.28%	to	25.34%
December 31, 2018	478	$2.85	to	$3.51	$1,677	1.65%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	525	$3.19	to	$3.92	$2,055	1.63%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	639	$2.98	to	$3.65	$2,317	1.73%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	702	$2.51	to	$3.07	$2,144	2.11%	1.35%	to	1.65%	-5.45%	to	-5.16%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2019	541	$2.27	to	$4.00	$2,145	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	610	$1.75	to	$3.09	$1,868	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	910	$1.88	to	$3.31	$2,990	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	976	$1.58	to	$2.76	$2,682	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	1,038	$1.54	to	$2.69	$2,775	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%

A93

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2019	821	$3.63	to	$3.94	$3,231	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	945	$2.87	to	$3.09	$2,921	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	1,058	$3.08	to	$3.32	$3,500	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	1,190	$2.40	to	$2.58	$3,064	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	1,431	$2.40	to	$2.58	$3,678	0.00%	1.35%	to	1.65%	4.54%	to	4.86%

	Davis Value Portfolio
December 31, 2019	507	$2.34	to	$2.37	$1,189	1.40%	1.35%	to	1.40%	29.36%	to	29.42%
December 31, 2018	721	$1.81	to	$1.83	$1,307	0.76%	1.35%	to	1.40%	-14.80%	to	-14.76%
December 31, 2017	935	$2.13	to	$2.15	$1,990	0.74%	1.35%	to	1.40%	20.94%	to	21.00%
December 31, 2016	1,081	$1.76	to	$1.77	$1,902	1.23%	1.35%	to	1.40%	10.34%	to	10.39%
December 31, 2015	1,240	$1.59	to	$1.61	$1,977	0.77%	1.35%	to	1.40%	0.19%	to	0.24%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2019	224	$1.98	to	$1.98	$443	0.00%	1.40%	to	1.40%	32.51%	to	32.51%
December 31, 2018	254	$1.49	to	$1.49	$379	0.00%	1.40%	to	1.40%	0.90%	to	0.90%
December 31, 2017	563	$1.48	to	$1.48	$833	0.00%	1.40%	to	1.40%	29.86%	to	29.86%
December 31, 2016	683	$1.14	to	$1.14	$779	0.00%	1.40%	to	1.40%	0.95%	to	0.95%
December 31, 2015	692	$1.13	to	$1.13	$782	0.00%	1.40%	to	1.40%	9.32%	to	9.32%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2019	1,958	$2.81	to	$3.79	$7,009	0.00%	1.35%	to	1.80%	20.61%	to	21.15%
December 31, 2018	2,086	$2.33	to	$3.13	$6,185	0.00%	1.35%	to	1.80%	-15.33%	to	-14.95%
December 31, 2017	2,332	$2.75	to	$3.69	$8,142	0.00%	1.35%	to	1.80%	10.22%	to	10.70%
December 31, 2016	2,654	$2.50	to	$3.33	$8,385	0.00%	1.35%	to	1.80%	23.25%	to	23.79%
December 31, 2015	3,128	$2.03	to	$2.69	$7,996	0.00%	1.35%	to	1.80%	-7.04%	to	-6.62%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2019	194	$1.66	to	$3.73	$527	0.31%	1.40%	to	1.75%	32.90%	to	33.36%
December 31, 2018	202	$1.25	to	$2.79	$413	0.35%	1.40%	to	1.75%	-4.52%	to	-4.19%
December 31, 2017	227	$1.30	to	$2.92	$486	0.24%	1.40%	to	1.75%	25.37%	to	25.80%
December 31, 2016	251	$1.04	to	$2.32	$427	0.38%	1.40%	to	1.75%	-1.45%	to	-1.10%
December 31, 2015	283	$1.05	to	$2.34	$468	0.47%	1.40%	to	1.75%	3.27%	to	3.63%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2019	1,596	$2.60	to	$5.80	$6,881	0.00%	1.35%	to	1.80%	35.27%	to	35.88%
December 31, 2018	1,768	$1.92	to	$4.27	$5,686	0.00%	1.35%	to	1.80%	-9.48%	to	-9.08%
December 31, 2017	2,026	$2.12	to	$4.70	$7,242	0.00%	1.35%	to	1.80%	20.27%	to	20.81%
December 31, 2016	2,245	$1.76	to	$3.89	$6,710	0.00%	1.35%	to	1.80%	2.48%	to	2.93%
December 31, 2015	2,621	$1.71	to	$3.78	$7,527	0.00%	1.35%	to	1.80%	-4.09%	to	-3.66%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2019	826	$1.21	to	$3.01	$1,845	0.00%	1.35%	to	1.80%	30.04%	to	30.62%
December 31, 2018	965	$0.93	to	$2.30	$1,629	0.00%	1.35%	to	1.80%	-14.37%	to	-13.98%
December 31, 2017	1,093	$1.08	to	$2.68	$2,110	0.00%	1.35%	to	1.80%	33.42%	to	34.00%
December 31, 2016	1,283	$0.81	to	$2.00	$1,815	0.00%	1.35%	to	1.80%	-5.28%	to	-4.86%
December 31, 2015	1,379	$0.85	to	$2.10	$2,065	0.00%	1.35%	to	1.80%	1.54%	to	1.98%

	AST Goldman Sachs Large-Cap Value Portfolio (Merged April 26, 2019)
December 31, 2019	—	$12.72	to	$24.15	$—	0.00%	0.55%	to	2.85%	13.85%	to	14.70%
December 31, 2018	3,117	$11.10	to	$21.15	$50,930	0.00%	0.55%	to	2.85%	-11.15%	to	-9.03%
December 31, 2017	3,729	$12.25	to	$23.57	$67,828	0.00%	0.55%	to	2.85%	6.63%	to	9.14%
December 31, 2016	2,985	$11.25	to	$21.90	$50,303	0.00%	0.55%	to	2.85%	8.37%	to	10.93%
December 31, 2015	3,144	$10.18	to	$20.01	$48,225	0.00%	0.55%	to	2.85%	-7.34%	to	6.09%

	AST Cohen & Steers Realty Portfolio
December 31, 2019	1,279	$10.22	to	$37.33	$30,263	0.00%	0.35%	to	2.85%	1.14%	to	30.49%
December 31, 2018	1,360	$10.86	to	$29.01	$25,132	0.00%	0.55%	to	2.85%	-7.48%	to	-5.28%
December 31, 2017	1,478	$11.50	to	$31.05	$29,303	0.00%	0.55%	to	2.85%	3.23%	to	5.66%
December 31, 2016	1,423	$10.92	to	$29.79	$27,148	0.00%	0.55%	to	2.85%	1.84%	to	4.24%
December 31, 2015	1,351	$10.51	to	$28.98	$25,076	0.00%	0.55%	to	2.85%	1.86%	to	10.36%
A94

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2019	11,394	$13.14	to	$17.59	$167,939	0.00%	0.55%	to	2.85%	11.34%	to	13.98%
December 31, 2018	11,259	$11.64	to	$15.56	$147,331	0.00%	0.55%	to	2.85%	-7.84%	to	-5.65%
December 31, 2017	12,622	$12.45	to	$16.63	$177,660	0.00%	0.55%	to	2.85%	8.95%	to	11.53%
December 31, 2016	13,084	$11.26	to	$15.04	$167,396	0.00%	0.55%	to	2.85%	0.89%	to	3.27%
December 31, 2015	13,597	$11.01	to	$14.68	$170,786	0.00%	0.55%	to	2.85%	-3.03%	to	-0.73%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2019	4,342	$10.60	to	$24.14	$77,915	0.00%	0.48%	to	2.85%	6.16%	to	25.28%
December 31, 2018	962	$10.15	to	$19.53	$13,956	0.00%	0.55%	to	2.70%	-12.16%	to	-10.21%
December 31, 2017	853	$11.32	to	$22.06	$14,172	0.00%	0.55%	to	2.70%	13.41%	to	15.91%
December 31, 2016	817	$9.78	to	$19.29	$11,983	0.00%	0.55%	to	2.70%	3.27%	to	5.55%
December 31, 2015	871	$9.28	to	$18.53	$12,193	0.00%	0.55%	to	2.70%	-8.60%	to	-6.58%

	AST High Yield Portfolio
December 31, 2019	2,022	$10.24	to	$20.46	$32,616	0.00%	0.35%	to	2.85%	2.23%	to	14.66%
December 31, 2018	1,997	$11.29	to	$18.09	$28,532	0.00%	0.55%	to	2.85%	-4.79%	to	-2.53%
December 31, 2017	2,026	$11.59	to	$18.82	$29,968	0.00%	0.55%	to	2.85%	4.42%	to	6.88%
December 31, 2016	1,860	$10.86	to	$17.85	$26,105	0.00%	0.55%	to	2.85%	12.12%	to	14.76%
December 31, 2015	1,944	$9.48	to	$15.77	$24,161	0.00%	0.55%	to	2.85%	-6.31%	to	-3.24%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2019	822	$10.90	to	$37.13	$20,944	0.00%	0.48%	to	2.70%	8.73%	to	35.73%
December 31, 2018	772	$10.82	to	$27.73	$14,871	0.00%	0.55%	to	2.70%	-13.27%	to	-11.34%
December 31, 2017	865	$12.22	to	$31.72	$19,309	0.00%	0.55%	to	2.70%	24.25%	to	26.99%
December 31, 2016	865	$9.64	to	$25.32	$15,464	0.00%	0.55%	to	2.70%	4.80%	to	7.11%
December 31, 2015	957	$9.67	to	$23.97	$16,131	0.00%	0.55%	to	2.85%	-1.55%	to	1.00%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2019	448	$10.22	to	$29.48	$9,383	0.00%	0.35%	to	2.70%	1.67%	to	18.49%
December 31, 2018	437	$10.58	to	$25.23	$7,800	0.00%	0.55%	to	2.70%	-18.79%	to	-16.99%
December 31, 2017	496	$12.78	to	$30.81	$10,792	0.00%	0.55%	to	2.70%	15.34%	to	17.88%
December 31, 2016	540	$10.88	to	$26.50	$10,080	0.00%	0.55%	to	2.70%	10.93%	to	13.37%
December 31, 2015	588	$9.63	to	$23.70	$9,799	0.00%	0.55%	to	2.85%	-9.27%	to	0.53%

	AST Small-Cap Value Portfolio
December 31, 2019	734	$10.61	to	$29.03	$15,038	0.00%	0.48%	to	2.85%	5.76%	to	21.31%
December 31, 2018	708	$11.20	to	$24.26	$12,086	0.00%	0.55%	to	2.85%	-19.45%	to	-17.53%
December 31, 2017	805	$13.62	to	$29.83	$16,837	0.00%	0.55%	to	2.85%	4.30%	to	6.76%
December 31, 2016	774	$12.80	to	$28.33	$15,415	0.00%	0.55%	to	2.85%	25.53%	to	28.49%
December 31, 2015	731	$9.99	to	$22.35	$11,604	0.00%	0.55%	to	2.85%	-7.04%	to	4.08%

	AST Mid-Cap Growth Portfolio
December 31, 2019	2,651	$10.39	to	$34.61	$66,740	0.00%	0.35%	to	2.85%	3.60%	to	29.44%
December 31, 2018	2,750	$11.84	to	$27.11	$54,321	0.00%	0.55%	to	2.85%	-7.09%	to	-4.88%
December 31, 2017	3,009	$12.49	to	$28.89	$63,557	0.00%	0.55%	to	2.85%	23.48%	to	26.39%
December 31, 2016	3,115	$9.91	to	$23.18	$52,769	0.00%	0.55%	to	2.85%	-1.25%	to	1.09%
December 31, 2015	3,314	$9.83	to	$23.25	$56,160	0.00%	0.55%	to	2.85%	-8.37%	to	2.12%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2019	1,732	$10.67	to	$31.02	$38,666	0.00%	0.35%	to	2.85%	6.16%	to	28.81%
December 31, 2018	1,743	$11.60	to	$24.42	$30,541	0.00%	0.55%	to	2.85%	-16.61%	to	-14.63%
December 31, 2017	1,683	$13.63	to	$29.00	$34,897	0.00%	0.55%	to	2.45%	16.28%	to	18.54%
December 31, 2016	1,645	$11.53	to	$24.81	$29,101	0.00%	0.55%	to	2.45%	16.96%	to	19.23%
December 31, 2015	1,715	$9.70	to	$21.09	$25,607	0.00%	0.55%	to	2.85%	-10.46%	to	1.55%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2019	1,897	$10.76	to	$41.81	$58,793	0.00%	0.48%	to	2.85%	8.21%	to	30.91%
December 31, 2018	1,915	$14.30	to	$32.38	$46,002	0.00%	0.55%	to	2.85%	-5.48%	to	-3.23%
December 31, 2017	2,374	$14.82	to	$33.93	$59,639	0.00%	0.55%	to	2.85%	29.21%	to	32.26%
December 31, 2016	2,615	$11.24	to	$26.01	$50,429	0.00%	0.55%	to	2.85%	2.57%	to	5.00%
December 31, 2015	2,625	$10.74	to	$25.11	$48,900	0.00%	0.55%	to	2.85%	6.94%	to	11.97%

A95

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST MFS Growth Portfolio
December 31, 2019	809	$10.72	to	$39.33	$24,748	0.00%	0.35%	to	2.45%	7.58%	to	37.02%
December 31, 2018	763	$13.95	to	$29.10	$17,359	0.00%	0.55%	to	2.70%	-0.62%	to	1.59%
December 31, 2017	764	$13.78	to	$29.05	$17,631	0.00%	0.55%	to	2.70%	27.19%	to	29.99%
December 31, 2016	776	$10.63	to	$22.66	$13,999	0.00%	0.55%	to	2.70%	-0.83%	to	1.35%
December 31, 2015	737	$10.53	to	$22.66	$13,390	0.00%	0.55%	to	2.85%	4.17%	to	9.59%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2019	1,556	$10.44	to	$33.24	$33,972	0.00%	0.48%	to	2.85%	4.52%	to	20.35%
December 31, 2018	1,470	$10.61	to	$28.00	$27,101	0.00%	0.55%	to	2.85%	-18.84%	to	-16.90%
December 31, 2017	1,638	$12.81	to	$34.17	$36,903	0.00%	0.55%	to	2.85%	10.56%	to	13.16%
December 31, 2016	1,524	$11.35	to	$30.61	$31,209	0.00%	0.55%	to	2.85%	14.87%	to	17.58%
December 31, 2015	1,466	$9.69	to	$26.40	$25,865	0.00%	0.55%	to	2.85%	-8.33%	to	1.07%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2019	2,326	$9.39	to	$12.46	$24,434	0.00%	0.48%	to	2.25%	0.70%	to	4.05%
December 31, 2018	2,033	$9.14	to	$12.05	$20,603	0.00%	0.55%	to	2.30%	-1.58%	to	0.19%
December 31, 2017	2,081	$9.17	to	$12.10	$21,184	0.00%	0.55%	to	2.45%	-0.78%	to	1.15%
December 31, 2016	1,750	$9.25	to	$12.03	$17,746	0.00%	0.55%	to	2.45%	-0.85%	to	1.08%
December 31, 2015	1,644	$9.32	to	$11.97	$16,588	0.00%	0.55%	to	2.45%	-1.98%	to	-0.07%

	AST QMA US Equity Alpha Portfolio
December 31, 2019	1,169	$10.81	to	$38.35	$33,140	0.00%	0.48%	to	2.70%	8.35%	to	23.78%
December 31, 2018	1,138	$13.04	to	$31.42	$26,070	0.00%	0.55%	to	2.70%	-10.71%	to	-8.72%
December 31, 2017	1,143	$14.33	to	$34.90	$28,835	0.00%	0.55%	to	2.45%	19.26%	to	21.58%
December 31, 2016	1,042	$11.82	to	$29.10	$22,155	0.00%	0.55%	to	2.45%	12.04%	to	14.21%
December 31, 2015	945	$10.39	to	$25.83	$17,758	0.00%	0.55%	to	2.45%	0.55%	to	8.03%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2019	2,634	$8.49	to	$14.29	$27,208	0.00%	0.48%	to	2.70%	4.54%	to	16.22%
December 31, 2018	2,264	$7.33	to	$12.40	$20,246	0.00%	0.55%	to	2.70%	-18.92%	to	-17.11%
December 31, 2017	2,762	$8.87	to	$15.09	$30,002	0.00%	0.55%	to	2.70%	7.34%	to	9.70%
December 31, 2016	2,692	$8.11	to	$13.87	$26,931	0.00%	0.55%	to	2.70%	21.26%	to	23.93%
December 31, 2015	2,763	$6.56	to	$11.28	$22,535	0.00%	0.55%	to	2.70%	-21.43%	to	0.94%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2019	66,787	$15.39	to	$22.74	$1,195,684	0.00%	0.55%	to	2.85%	17.40%	to	20.18%
December 31, 2018	68,596	$12.92	to	$19.18	$1,037,327	0.00%	0.55%	to	2.85%	-8.04%	to	-5.85%
December 31, 2017	73,973	$13.85	to	$20.66	$1,206,523	0.00%	0.55%	to	2.85%	12.13%	to	14.77%
December 31, 2016	75,755	$12.18	to	$18.25	$1,092,303	0.00%	0.55%	to	2.85%	4.49%	to	6.95%
December 31, 2015	75,978	$11.49	to	$17.30	$1,040,968	0.00%	0.55%	to	2.85%	-2.81%	to	-0.51%

	AST MFS Global Equity Portfolio
December 31, 2019	1,615	$10.53	to	$29.94	$36,538	0.00%	0.35%	to	2.85%	6.47%	to	29.24%
December 31, 2018	1,710	$11.72	to	$23.49	$30,215	0.00%	0.55%	to	2.85%	-12.15%	to	-10.05%
December 31, 2017	1,835	$13.07	to	$26.48	$36,466	0.00%	0.55%	to	2.85%	20.32%	to	23.16%
December 31, 2016	1,738	$10.65	to	$21.80	$28,494	0.00%	0.55%	to	2.85%	4.07%	to	6.52%
December 31, 2015	1,697	$10.03	to	$20.75	$26,340	0.00%	0.55%	to	2.85%	-4.27%	to	3.91%

	AST J.P. Morgan International Equity Portfolio
December 31, 2019	1,837	$12.64	to	$19.39	$26,684	0.00%	0.55%	to	2.70%	23.79%	to	26.52%
December 31, 2018	1,838	$10.11	to	$15.54	$21,142	0.00%	0.55%	to	2.70%	-19.71%	to	-17.92%
December 31, 2017	1,959	$12.48	to	$19.20	$27,796	0.00%	0.55%	to	2.70%	26.14%	to	28.92%
December 31, 2016	1,912	$9.80	to	$15.10	$21,272	0.00%	0.55%	to	2.70%	-0.81%	to	1.37%
December 31, 2015	1,946	$9.78	to	$15.10	$21,587	0.00%	0.55%	to	2.70%	-5.42%	to	-3.33%

	AST Templeton Global Bond Portfolio
December 31, 2019	1,541	$8.81	to	$12.61	$15,926	0.00%	0.48%	to	2.85%	-1.29%	to	1.05%
December 31, 2018	1,384	$8.92	to	$12.55	$14,210	0.00%	0.55%	to	2.85%	-0.92%	to	1.44%
December 31, 2017	1,577	$9.01	to	$12.45	$16,051	0.00%	0.55%	to	2.85%	-0.86%	to	1.48%
December 31, 2016	1,412	$9.08	to	$12.34	$14,302	0.00%	0.55%	to	2.85%	1.39%	to	3.78%
December 31, 2015	1,447	$8.96	to	$11.96	$14,209	0.00%	0.55%	to	2.85%	-7.34%	to	3.76%

A96

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Wellington Management Hedged Equity Portfolio
December 31, 2019	10,000	$13.52	to	$22.66	$151,270	0.00%	0.55%	to	2.85%	17.12%	to	19.89%
December 31, 2018	9,607	$11.54	to	$19.16	$122,382	0.00%	0.55%	to	2.85%	-7.72%	to	-5.52%
December 31, 2017	10,483	$12.51	to	$20.56	$142,719	0.00%	0.55%	to	2.85%	10.37%	to	12.97%
December 31, 2016	10,414	$11.33	to	$18.45	$126,793	0.00%	0.55%	to	2.85%	3.50%	to	5.94%
December 31, 2015	10,527	$10.95	to	$17.66	$122,261	0.00%	0.55%	to	2.85%	-3.46%	to	-1.18%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2019	41,084	$16.53	to	$24.35	$763,571	0.00%	0.55%	to	2.85%	18.76%	to	21.58%
December 31, 2018	40,025	$13.72	to	$20.31	$621,582	0.00%	0.55%	to	2.85%	-8.91%	to	-6.74%
December 31, 2017	42,944	$14.85	to	$22.08	$726,878	0.00%	0.55%	to	2.85%	14.54%	to	17.24%
December 31, 2016	41,918	$12.78	to	$19.09	$614,943	0.00%	0.55%	to	2.85%	3.80%	to	6.25%
December 31, 2015	41,418	$12.14	to	$18.22	$581,755	0.00%	0.55%	to	2.85%	-2.33%	to	-0.02%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2019	19,467	$12.46	to	$17.44	$271,525	0.00%	0.55%	to	2.85%	12.75%	to	15.42%
December 31, 2018	18,241	$10.90	to	$15.32	$222,318	0.00%	0.55%	to	2.85%	-10.77%	to	-8.64%
December 31, 2017	23,441	$12.04	to	$17.01	$317,415	0.00%	0.55%	to	2.85%	9.39%	to	11.97%
December 31, 2016	24,273	$10.85	to	$15.40	$297,040	0.00%	0.55%	to	2.85%	3.31%	to	5.75%
December 31, 2015	26,419	$10.35	to	$14.76	$309,924	0.00%	0.55%	to	2.85%	-5.98%	to	-3.75%

	AST Balanced Asset Allocation Portfolio
December 31, 2019	43,887	$11.03	to	$21.65	$762,061	0.00%	0.35%	to	2.85%	10.20%	to	18.76%
December 31, 2018	44,995	$12.98	to	$18.48	$667,892	0.00%	0.55%	to	2.85%	-7.66%	to	-5.46%
December 31, 2017	48,857	$13.86	to	$19.82	$778,162	0.00%	0.55%	to	2.85%	11.64%	to	14.28%
December 31, 2016	50,063	$12.23	to	$17.59	$708,457	0.00%	0.55%	to	2.85%	3.28%	to	5.71%
December 31, 2015	51,044	$11.68	to	$16.87	$693,958	0.00%	0.55%	to	2.85%	-2.39%	to	-0.08%

	AST Preservation Asset Allocation Portfolio
December 31, 2019	31,603	$13.31	to	$17.70	$475,783	0.00%	0.55%	to	2.85%	11.47%	to	14.11%
December 31, 2018	32,524	$11.77	to	$15.72	$433,759	0.00%	0.55%	to	2.85%	-5.62%	to	-3.38%
December 31, 2017	36,076	$12.29	to	$16.50	$505,272	0.00%	0.55%	to	2.85%	7.00%	to	9.53%
December 31, 2016	35,110	$11.32	to	$15.27	$457,043	0.00%	0.55%	to	2.85%	2.53%	to	4.95%
December 31, 2015	36,445	$10.89	to	$14.76	$458,433	0.00%	0.55%	to	2.85%	-2.71%	to	-0.41%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2019	25,119	$13.63	to	$20.32	$394,718	0.00%	0.85%	to	2.85%	16.58%	to	18.98%
December 31, 2018	25,093	$11.63	to	$17.27	$335,136	0.00%	0.55%	to	2.85%	-10.39%	to	-8.25%
December 31, 2017	27,846	$12.92	to	$19.08	$410,656	0.00%	0.55%	to	2.85%	13.16%	to	15.83%
December 31, 2016	28,026	$11.35	to	$16.70	$362,213	0.00%	0.55%	to	2.85%	1.29%	to	3.68%
December 31, 2015	27,216	$10.85	to	$16.33	$345,930	0.00%	0.55%	to	2.85%	-1.89%	to	0.44%

	AST Prudential Growth Allocation Portfolio
December 31, 2019	65,525	$14.36	to	$22.61	$1,168,279	0.00%	0.55%	to	2.85%	15.78%	to	18.52%
December 31, 2018	64,493	$12.34	to	$19.34	$981,859	0.00%	0.55%	to	2.85%	-10.24%	to	-8.11%
December 31, 2017	74,417	$13.67	to	$21.34	$1,248,726	0.00%	0.55%	to	2.85%	12.80%	to	15.46%
December 31, 2016	44,092	$12.06	to	$18.74	$649,227	0.00%	0.55%	to	2.85%	6.96%	to	9.49%
December 31, 2015	44,717	$10.78	to	$17.35	$610,546	0.00%	0.55%	to	2.85%	-3.45%	to	-1.16%

	AST Advanced Strategies Portfolio
December 31, 2019	36,240	$15.66	to	$23.73	$658,749	0.00%	0.55%	to	2.85%	18.39%	to	21.19%
December 31, 2018	37,243	$13.04	to	$19.85	$567,375	0.00%	0.55%	to	2.85%	-8.58%	to	-6.41%
December 31, 2017	41,197	$14.06	to	$21.51	$680,482	0.00%	0.55%	to	2.85%	13.60%	to	16.28%
December 31, 2016	42,484	$12.20	to	$18.75	$612,274	0.00%	0.55%	to	2.85%	4.06%	to	6.52%
December 31, 2015	43,453	$11.56	to	$17.85	$596,745	0.00%	0.55%	to	2.85%	-2.07%	to	0.25%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2019	3,187	$10.74	to	$46.89	$106,330	0.00%	0.35%	to	2.85%	7.75%	to	27.52%
December 31, 2018	3,097	$15.05	to	$37.28	$84,917	0.00%	0.55%	to	2.85%	0.89%	to	3.29%
December 31, 2017	3,188	$14.62	to	$36.60	$86,682	0.00%	0.55%	to	2.85%	33.97%	to	37.13%
December 31, 2016	3,130	$10.69	to	$27.06	$63,382	0.00%	0.55%	to	2.85%	-0.22%	to	2.13%
December 31, 2015	3,269	$10.50	to	$26.86	$65,667	0.00%	0.55%	to	2.85%	6.46%	to	9.50%

A97

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Government Money Market Portfolio
December 31, 2019	2,484	$8.11	to	$10.02	$23,074	1.68%	0.48%	to	2.45%	-0.80%	to	1.13%
December 31, 2018	2,871	$8.17	to	$9.92	$26,432	1.32%	0.55%	to	2.45%	-1.20%	to	0.74%
December 31, 2017	1,958	$8.08	to	$9.86	$17,759	0.34%	0.55%	to	2.55%	-2.15%	to	-0.21%
December 31, 2016	2,162	$8.25	to	$9.90	$19,816	0.00%	0.55%	to	2.55%	-2.48%	to	-0.56%
December 31, 2015	1,773	$8.46	to	$9.97	$16,358	0.00%	0.55%	to	2.85%	-2.85%	to	-0.26%

	AST Small-Cap Growth Portfolio
December 31, 2019	1,038	$10.38	to	$38.45	$27,923	0.00%	0.35%	to	2.85%	3.62%	to	29.40%
December 31, 2018	1,038	$11.94	to	$30.13	$22,087	0.00%	0.55%	to	2.85%	-11.03%	to	-8.91%
December 31, 2017	1,070	$13.15	to	$33.54	$25,377	0.00%	0.55%	to	2.85%	20.39%	to	23.24%
December 31, 2016	1,134	$10.70	to	$27.59	$22,257	0.00%	0.55%	to	2.85%	8.89%	to	11.46%
December 31, 2015	1,209	$9.64	to	$25.10	$21,630	0.00%	0.55%	to	2.85%	-2.09%	to	0.23%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2019	15,500	$10.13	to	$15.79	$191,075	0.00%	0.35%	to	2.85%	0.97%	to	8.62%
December 31, 2018	15,039	$9.94	to	$14.62	$171,480	0.00%	0.55%	to	2.85%	-3.51%	to	-1.21%
December 31, 2017	17,408	$10.15	to	$14.89	$203,122	0.00%	0.55%	to	2.85%	1.40%	to	3.79%
December 31, 2016	16,578	$9.87	to	$14.43	$188,386	0.00%	0.55%	to	2.85%	1.26%	to	3.66%
December 31, 2015	17,618	$9.61	to	$14.00	$195,239	0.00%	0.55%	to	2.85%	-4.90%	to	-1.67%

	AST International Value Portfolio
December 31, 2019	1,154	$10.53	to	$17.12	$14,999	0.00%	0.48%	to	2.70%	7.85%	to	19.36%
December 31, 2018	1,024	$8.93	to	$14.54	$11,239	0.00%	0.55%	to	2.70%	-18.41%	to	-16.60%
December 31, 2017	1,067	$10.84	to	$17.68	$14,123	0.00%	0.55%	to	2.70%	19.51%	to	22.14%
December 31, 2016	1,019	$8.98	to	$14.68	$11,047	0.00%	0.55%	to	2.70%	-2.13%	to	0.03%
December 31, 2015	978	$9.08	to	$14.88	$10,620	0.00%	0.55%	to	2.70%	-9.67%	to	2.47%

	AST International Growth Portfolio
December 31, 2019	1,444	$10.89	to	$22.75	$24,732	0.00%	0.48%	to	2.55%	10.22%	to	31.38%
December 31, 2018	1,476	$10.39	to	$17.56	$19,291	0.00%	0.55%	to	2.55%	-15.50%	to	-13.81%
December 31, 2017	1,388	$12.16	to	$20.65	$21,230	0.00%	0.55%	to	2.55%	32.07%	to	34.68%
December 31, 2016	1,400	$9.09	to	$15.55	$15,906	0.00%	0.55%	to	2.55%	-6.17%	to	-4.31%
December 31, 2015	1,421	$9.57	to	$16.47	$16,885	0.00%	0.55%	to	2.85%	0.21%	to	7.39%

	AST Investment Grade Bond Portfolio
December 31, 2019	7,404	$11.08	to	$18.19	$109,751	0.00%	0.55%	to	2.25%	8.73%	to	10.62%
December 31, 2018	50,427	$10.16	to	$16.54	$611,859	0.00%	0.55%	to	2.25%	-2.52%	to	-0.82%
December 31, 2017	6,925	$10.39	to	$16.78	$94,733	0.00%	0.85%	to	2.25%	1.97%	to	3.43%
December 31, 2016	18,562	$10.16	to	$16.27	$239,554	0.00%	0.55%	to	2.25%	1.87%	to	3.63%
December 31, 2015	17,268	$9.94	to	$15.79	$219,367	0.00%	0.85%	to	2.25%	-1.10%	to	0.31%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2019	9,418	$10.29	to	$15.16	$128,739	0.00%	0.35%	to	2.85%	2.43%	to	11.68%
December 31, 2018	9,301	$10.58	to	$13.64	$114,486	0.00%	0.55%	to	2.85%	-5.07%	to	-2.80%
December 31, 2017	5,999	$10.92	to	$14.09	$76,488	0.00%	0.55%	to	2.85%	3.29%	to	5.72%
December 31, 2016	5,382	$10.37	to	$13.39	$65,782	0.00%	0.55%	to	2.85%	2.16%	to	4.57%
December 31, 2015	5,181	$9.94	to	$12.86	$61,122	0.00%	0.55%	to	2.85%	-1.65%	to	0.68%

	AST Bond Portfolio 2019 (Liquidated December 31, 2019)
December 31, 2019	—	$10.44	to	$11.49	$—	0.00%	1.90%	to	2.85%	-1.49%	to	-0.53%
December 31, 2018	1,338	$10.60	to	$11.55	$14,971	0.00%	1.90%	to	2.85%	-2.31%	to	-1.36%
December 31, 2017	76	$10.98	to	$11.71	$869	0.00%	1.90%	to	2.70%	-1.95%	to	-1.15%
December 31, 2016	104	$11.20	to	$11.84	$1,210	0.00%	1.90%	to	2.70%	-1.29%	to	-0.48%
December 31, 2015	111	$11.24	to	$13.16	$1,305	0.00%	1.90%	to	2.85%	-1.81%	to	-0.85%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2019	490	$10.41	to	$26.37	$8,790	0.00%	0.48%	to	2.85%	3.77%	to	24.44%
December 31, 2018	476	$10.44	to	$21.49	$6,999	0.00%	0.55%	to	2.85%	-7.44%	to	-5.24%
December 31, 2017	563	$11.05	to	$22.99	$8,894	0.00%	0.55%	to	2.85%	7.73%	to	10.28%
December 31, 2016	557	$10.05	to	$21.14	$8,056	0.00%	0.55%	to	2.85%	-1.97%	to	0.34%
December 31, 2015	571	$10.05	to	$21.36	$8,312	0.00%	0.55%	to	2.85%	-2.94%	to	5.49%
A98

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Parametric Emerging Markets Equity Portfolio
December 31, 2019	2,446	$9.24	to	$15.45	$25,714	0.00%	0.48%	to	2.85%	5.94%	to	12.72%
December 31, 2018	2,114	$8.22	to	$13.89	$19,786	0.00%	0.55%	to	2.85%	-16.51%	to	-14.52%
December 31, 2017	2,536	$9.64	to	$16.48	$28,053	0.00%	0.55%	to	2.85%	22.79%	to	25.68%
December 31, 2016	2,293	$7.70	to	$13.30	$20,397	0.00%	0.55%	to	2.85%	9.17%	to	11.74%
December 31, 2015	2,518	$6.91	to	$12.06	$20,210	0.00%	0.55%	to	2.85%	-19.10%	to	0.59%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2019	1,475	$10.47	to	$32.33	$34,289	0.00%	0.48%	to	2.70%	4.13%	to	21.96%
December 31, 2018	1,371	$11.49	to	$26.88	$26,493	0.00%	0.55%	to	2.70%	-16.40%	to	-14.54%
December 31, 2017	1,537	$13.48	to	$31.89	$35,213	0.00%	0.55%	to	2.70%	9.17%	to	11.57%
December 31, 2016	1,476	$12.12	to	$28.98	$30,919	0.00%	0.55%	to	2.70%	20.96%	to	23.63%
December 31, 2015	1,530	$9.84	to	$23.77	$26,257	0.00%	0.55%	to	2.85%	-8.19%	to	2.45%

	AST AllianzGI World Trends Portfolio
December 31, 2019	26,975	$13.17	to	$18.66	$406,370	0.00%	0.55%	to	2.85%	14.68%	to	17.40%
December 31, 2018	27,004	$11.42	to	$16.12	$350,824	0.00%	0.55%	to	2.85%	-10.54%	to	-8.41%
December 31, 2017	30,616	$12.70	to	$17.84	$439,420	0.00%	0.55%	to	2.85%	12.93%	to	15.59%
December 31, 2016	31,176	$11.19	to	$15.65	$391,848	0.00%	0.55%	to	2.85%	1.84%	to	4.24%
December 31, 2015	31,704	$10.93	to	$15.22	$387,734	0.00%	0.55%	to	2.85%	-3.01%	to	-0.72%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2019	14,054	$14.68	to	$21.65	$231,136	0.00%	0.55%	to	2.85%	16.03%	to	18.77%
December 31, 2018	13,554	$12.47	to	$18.48	$190,855	0.00%	0.55%	to	2.85%	-10.03%	to	-7.88%
December 31, 2017	14,487	$13.66	to	$20.34	$224,714	0.00%	0.55%	to	2.85%	13.63%	to	16.31%
December 31, 2016	13,671	$11.85	to	$17.73	$185,732	0.00%	0.55%	to	2.85%	2.23%	to	4.64%
December 31, 2015	12,956	$11.43	to	$17.18	$172,310	0.00%	0.55%	to	2.85%	-3.87%	to	-1.59%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2019	16,100	$12.67	to	$17.27	$220,936	0.00%	0.55%	to	2.85%	12.72%	to	15.38%
December 31, 2018	14,916	$11.08	to	$15.17	$179,187	0.00%	0.55%	to	2.85%	-9.72%	to	-7.57%
December 31, 2017	17,514	$12.10	to	$16.65	$231,540	0.00%	0.55%	to	2.85%	9.09%	to	11.67%
December 31, 2016	14,821	$10.93	to	$15.11	$179,412	0.00%	0.55%	to	2.85%	2.26%	to	4.68%
December 31, 2015	14,934	$10.54	to	$14.64	$175,525	0.00%	0.55%	to	2.85%	-3.73%	to	-1.45%

	ProFund VP Consumer Services
December 31, 2019	14	$11.18	to	$35.37	$387	0.00%	0.35%	to	1.50%	12.25%	to	23.95%
December 31, 2018	11	$25.39	to	$28.53	$272	0.00%	0.55%	to	1.50%	-0.88%	to	0.06%
December 31, 2017	10	$25.61	to	$28.51	$265	0.00%	0.55%	to	1.50%	16.62%	to	17.72%
December 31, 2016	8	$21.96	to	$21.96	$173	0.00%	1.50%	to	1.50%	2.65%	to	2.65%
December 31, 2015	11	$21.40	to	$21.40	$236	0.00%	1.50%	to	1.50%	3.14%	to	3.14%

	ProFund VP Consumer Goods
December 31, 2019	3	$20.89	to	$20.89	$73	1.47%	1.50%	to	1.50%	24.69%	to	24.69%
December 31, 2018	6	$16.76	to	$16.76	$101	1.22%	1.50%	to	1.50%	-16.07%	to	-16.07%
December 31, 2017	8	$19.22	to	$19.96	$156	0.82%	1.50%	to	1.90%	12.92%	to	13.36%
December 31, 2016	14	$17.02	to	$17.61	$243	1.10%	1.50%	to	1.90%	1.62%	to	2.02%
December 31, 2015	7	$17.26	to	$17.26	$113	1.06%	1.50%	to	1.50%	2.62%	to	2.62%

	ProFund VP Financials
December 31, 2019	22	$13.71	to	$24.59	$338	0.52%	0.55%	to	1.90%	27.84%	to	29.55%
December 31, 2018	26	$10.72	to	$18.98	$311	0.38%	0.55%	to	1.90%	-12.11%	to	-10.92%
December 31, 2017	24	$12.20	to	$21.31	$328	0.34%	0.55%	to	1.90%	15.99%	to	17.54%
December 31, 2016	27	$10.52	to	$18.13	$308	0.36%	0.55%	to	1.90%	13.17%	to	14.69%
December 31, 2015	32	$9.29	to	$15.81	$325	0.34%	0.55%	to	1.90%	-3.33%	to	-2.04%

	ProFund VP Health Care
December 31, 2019	13	$11.06	to	$32.12	$357	0.00%	0.35%	to	1.90%	10.35%	to	18.71%
December 31, 2018	9	$24.11	to	$27.06	$216	0.00%	0.55%	to	1.90%	2.48%	to	3.86%
December 31, 2017	9	$23.53	to	$26.05	$224	0.00%	0.55%	to	1.90%	18.67%	to	20.25%
December 31, 2016	10	$19.83	to	$21.66	$197	0.00%	0.55%	to	1.90%	-5.84%	to	-4.58%
December 31, 2015	16	$21.70	to	$22.70	$358	0.00%	0.55%	to	1.50%	3.47%	to	4.45%

A99

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Industrials
December 31, 2019	17	$19.95	to	$20.89	$352	0.00%	1.50%	to	1.90%	28.06%	to	28.56%
December 31, 2018	27	$15.58	to	$16.25	$432	0.11%	1.50%	to	1.90%	-14.40%	to	-14.06%
December 31, 2017	31	$18.20	to	$18.90	$587	0.20%	1.50%	to	1.90%	20.12%	to	20.59%
December 31, 2016	32	$15.15	to	$15.68	$493	0.17%	1.50%	to	1.90%	15.36%	to	15.81%
December 31, 2015	17	$13.13	to	$13.53	$231	0.10%	1.50%	to	1.90%	-5.22%	to	-4.85%

	ProFund VP Mid-Cap Growth
December 31, 2019	7	$20.27	to	$21.23	$140	0.00%	1.50%	to	1.90%	21.93%	to	22.41%
December 31, 2018	11	$16.63	to	$17.34	$195	0.00%	1.50%	to	1.90%	-13.63%	to	-13.29%
December 31, 2017	15	$19.25	to	$20.00	$309	0.00%	1.50%	to	1.90%	16.11%	to	16.56%
December 31, 2016	18	$16.58	to	$17.16	$304	0.00%	1.50%	to	1.90%	10.78%	to	11.21%
December 31, 2015	6	$15.43	to	$15.43	$91	0.00%	1.50%	to	1.50%	-1.20%	to	-1.20%

	ProFund VP Mid-Cap Value
December 31, 2019	17	$18.32	to	$19.18	$316	0.21%	1.50%	to	1.90%	21.77%	to	22.25%
December 31, 2018	14	$15.04	to	$15.69	$215	0.10%	1.50%	to	1.90%	-14.92%	to	-14.58%
December 31, 2017	12	$17.68	to	$18.37	$229	0.31%	1.50%	to	1.90%	8.55%	to	8.98%
December 31, 2016	15	$16.29	to	$16.85	$245	0.11%	1.50%	to	1.90%	22.03%	to	22.51%
December 31, 2015	1	$13.76	to	$13.76	$17	0.15%	1.50%	to	1.50%	-9.58%	to	-9.58%

	ProFund VP Real Estate
December 31, 2019	9	$15.74	to	$15.74	$137	1.69%	1.50%	to	1.50%	24.89%	to	24.89%
December 31, 2018	9	$12.60	to	$12.60	$118	2.16%	1.50%	to	1.50%	-7.10%	to	-7.10%
December 31, 2017	10	$13.56	to	$13.56	$130	0.98%	1.50%	to	1.50%	6.46%	to	6.46%
December 31, 2016	9	$12.74	to	$12.74	$116	1.77%	1.50%	to	1.50%	4.17%	to	4.17%
December 31, 2015	10	$11.87	to	$17.45	$122	0.65%	0.55%	to	1.90%	-1.55%	to	-0.23%

	ProFund VP Small-Cap Growth
December 31, 2019	6	$22.11	to	$23.15	$135	0.00%	1.50%	to	1.90%	16.90%	to	17.36%
December 31, 2018	9	$18.92	to	$19.73	$174	0.00%	1.50%	to	1.90%	-7.52%	to	-7.15%
December 31, 2017	9	$20.45	to	$21.25	$197	0.00%	1.50%	to	1.90%	10.87%	to	11.30%
December 31, 2016	11	$18.45	to	$19.09	$209	0.00%	1.50%	to	1.90%	18.00%	to	18.46%
December 31, 2015	6	$16.11	to	$16.11	$98	0.00%	1.50%	to	1.50%	-0.32%	to	-0.32%

	ProFund VP Small-Cap Value
December 31, 2019	12	$18.94	to	$19.83	$228	0.00%	1.50%	to	1.90%	20.28%	to	20.75%
December 31, 2018	9	$15.75	to	$16.42	$154	0.00%	1.50%	to	1.90%	-15.82%	to	-15.49%
December 31, 2017	2	$18.71	to	$19.43	$47	0.01%	1.50%	to	1.90%	7.67%	to	8.09%
December 31, 2016	4	$17.38	to	$20.65	$69	0.00%	0.55%	to	1.90%	26.38%	to	28.07%
December 31, 2015	5	$14.17	to	$16.12	$75	0.00%	0.55%	to	1.50%	-9.63%	to	-8.78%

	ProFund VP Telecommunications
December 31, 2019	2	$12.08	to	$12.08	$23	3.39%	1.50%	to	1.50%	13.07%	to	13.07%
December 31, 2018	3	$10.69	to	$10.69	$35	5.90%	1.50%	to	1.50%	-16.37%	to	-16.37%
December 31, 2017	4	$12.78	to	$12.78	$48	4.52%	1.50%	to	1.50%	-3.57%	to	-3.57%
December 31, 2016	5	$13.25	to	$13.25	$61	1.62%	1.50%	to	1.50%	19.86%	to	19.86%
December 31, 2015	7	$11.05	to	$11.05	$79	1.77%	1.50%	to	1.50%	0.02%	to	0.02%

	ProFund VP Utilities
December 31, 2019	9	$18.19	to	$18.19	$159	1.76%	1.50%	to	1.50%	21.06%	to	21.06%
December 31, 2018	5	$15.03	to	$15.03	$72	2.05%	1.50%	to	1.50%	1.36%	to	1.36%
December 31, 2017	5	$14.27	to	$14.83	$76	2.25%	1.50%	to	1.90%	8.58%	to	9.01%
December 31, 2016	6	$13.15	to	$13.60	$83	1.65%	1.50%	to	1.90%	12.94%	to	13.38%
December 31, 2015	7	$12.00	to	$16.60	$79	2.27%	0.55%	to	1.50%	-7.79%	to	-6.92%

	ProFund VP Large-Cap Growth
December 31, 2019	9	$23.71	to	$24.83	$231	0.00%	1.50%	to	1.90%	26.49%	to	26.99%
December 31, 2018	9	$18.75	to	$19.55	$172	0.00%	1.50%	to	1.90%	-3.70%	to	-3.32%
December 31, 2017	10	$19.47	to	$20.22	$206	0.00%	1.50%	to	1.90%	22.96%	to	23.45%
December 31, 2016	9	$15.83	to	$16.38	$148	0.05%	1.50%	to	1.90%	3.06%	to	3.47%
December 31, 2015	17	$15.83	to	$15.83	$274	0.00%	1.50%	to	1.50%	2.22%	to	2.22%

A100

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Large-Cap Value
December 31, 2019	14	$16.24	to	$17.01	$240	1.06%	1.50%	to	1.90%	27.35%	to	27.86%
December 31, 2018	9	$12.75	to	$13.30	$124	0.86%	1.50%	to	1.90%	-12.30%	to	-11.96%
December 31, 2017	11	$14.54	to	$15.11	$163	1.07%	1.50%	to	1.90%	11.32%	to	11.76%
December 31, 2016	10	$13.06	to	$13.52	$133	1.16%	1.50%	to	1.90%	13.28%	to	13.73%
December 31, 2015	12	$11.88	to	$11.88	$144	0.55%	1.50%	to	1.50%	-6.14%	to	-6.14%

	AST Bond Portfolio 2020
December 31, 2019	916	$11.05	to	$12.18	$10,875	0.00%	1.90%	to	2.85%	0.55%	to	1.57%
December 31, 2018	128	$10.88	to	$12.00	$1,490	0.00%	1.90%	to	2.85%	-2.58%	to	-1.59%
December 31, 2017	106	$11.05	to	$12.20	$1,255	0.00%	1.90%	to	2.85%	-1.98%	to	-0.99%
December 31, 2016	321	$11.16	to	$12.32	$3,882	0.00%	1.90%	to	2.85%	-0.94%	to	0.06%
December 31, 2015	365	$10.97	to	$12.32	$4,432	0.00%	1.90%	to	2.85%	-1.37%	to	-0.37%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2019	1,133	$11.00	to	$34.75	$32,555	0.00%	0.48%	to	2.70%	10.47%	to	31.87%
December 31, 2018	1,077	$13.70	to	$26.47	$24,467	0.00%	0.55%	to	2.70%	-4.28%	to	-2.15%
December 31, 2017	1,073	$14.05	to	$27.17	$25,541	0.00%	0.55%	to	2.70%	32.17%	to	35.08%
December 31, 2016	1,031	$10.43	to	$20.20	$18,697	0.00%	0.55%	to	2.70%	-4.12%	to	-2.01%
December 31, 2015	1,078	$10.68	to	$20.71	$20,138	0.00%	0.55%	to	2.70%	7.65%	to	11.41%

	AST Bond Portfolio 2021
December 31, 2019	322	$11.75	to	$13.45	$4,076	0.00%	1.75%	to	2.85%	2.07%	to	3.26%
December 31, 2018	496	$11.52	to	$13.02	$5,938	0.00%	1.75%	to	2.85%	-2.80%	to	-1.66%
December 31, 2017	628	$11.85	to	$13.24	$7,715	0.00%	1.75%	to	2.85%	-1.31%	to	-0.16%
December 31, 2016	892	$12.00	to	$13.27	$11,124	0.00%	1.75%	to	2.85%	-0.87%	to	0.28%
December 31, 2015	1,175	$12.11	to	$13.23	$14,680	0.00%	1.75%	to	2.85%	-1.12%	to	0.03%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2019	3	$17.53	to	$17.53	$50	4.13%	1.75%	to	1.75%	13.52%	to	13.52%
December 31, 2018	3	$15.44	to	$15.44	$39	11.56%	1.75%	to	1.75%	-18.30%	to	-18.30%
December 31, 2017	2	$18.90	to	$18.90	$46	3.04%	1.75%	to	1.75%	22.72%	to	22.72%
December 31, 2016	3	$15.40	to	$15.40	$40	3.17%	1.75%	to	1.75%	1.48%	to	1.48%
December 31, 2015	3	$15.17	to	$15.63	$39	4.26%	1.50%	to	1.75%	0.54%	to	0.78%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2019	104	$5.33	to	$5.56	$558	0.00%	1.50%	to	1.75%	35.03%	to	35.36%
December 31, 2018	105	$3.95	to	$4.11	$414	0.00%	1.50%	to	1.75%	-1.22%	to	-0.98%
December 31, 2017	106	$4.00	to	$4.15	$423	0.24%	1.50%	to	1.75%	32.64%	to	32.96%
December 31, 2016	107	$3.01	to	$3.12	$322	0.00%	1.50%	to	1.75%	-0.96%	to	-0.72%
December 31, 2015	106	$3.04	to	$3.14	$324	0.00%	1.50%	to	1.75%	-0.13%	to	0.12%

	AST Bond Portfolio 2022
December 31, 2019	284	$11.11	to	$12.12	$3,323	0.00%	1.90%	to	2.85%	2.87%	to	3.88%
December 31, 2018	429	$10.80	to	$11.67	$4,816	0.00%	1.90%	to	2.85%	-3.01%	to	-2.05%
December 31, 2017	617	$11.13	to	$11.92	$7,200	0.00%	1.90%	to	2.85%	-1.32%	to	-0.36%
December 31, 2016	721	$11.28	to	$11.96	$8,478	0.00%	1.90%	to	2.85%	-1.07%	to	-0.10%
December 31, 2015	924	$11.40	to	$12.35	$10,940	0.00%	1.30%	to	2.85%	-0.81%	to	0.79%

	AST Quantitative Modeling Portfolio
December 31, 2019	4,024	$10.55	to	$18.04	$66,031	0.00%	0.48%	to	2.40%	5.73%	to	20.54%
December 31, 2018	3,832	$11.57	to	$14.97	$52,994	0.00%	0.55%	to	2.40%	-8.73%	to	-7.04%
December 31, 2017	2,824	$12.49	to	$16.10	$42,014	0.00%	0.55%	to	2.40%	15.43%	to	17.54%
December 31, 2016	1,960	$10.66	to	$13.70	$24,699	0.00%	0.55%	to	2.40%	3.84%	to	5.74%
December 31, 2015	1,494	$10.11	to	$12.96	$17,788	0.00%	0.55%	to	2.40%	-2.20%	to	4.38%

	AST BlackRock Global Strategies Portfolio
December 31, 2019	11,474	$12.62	to	$14.97	$155,803	0.00%	0.55%	to	2.55%	14.70%	to	16.97%
December 31, 2018	11,402	$11.00	to	$12.79	$133,698	0.00%	0.55%	to	2.55%	-7.65%	to	-5.80%
December 31, 2017	12,231	$11.91	to	$13.58	$153,792	0.00%	0.55%	to	2.55%	9.82%	to	11.99%
December 31, 2016	11,986	$10.85	to	$12.13	$136,040	0.00%	0.55%	to	2.55%	4.31%	to	6.37%
December 31, 2015	12,009	$10.40	to	$11.40	$129,616	0.00%	0.55%	to	2.55%	-5.41%	to	-3.53%

A101

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2019	6	$25.33	to	$25.85	$164	0.55%	1.50%	to	1.75%	29.54%	to	29.86%
December 31, 2018	6	$19.55	to	$19.91	$127	0.43%	1.50%	to	1.75%	-8.54%	to	-8.31%
December 31, 2017	8	$21.38	to	$21.71	$171	0.87%	1.50%	to	1.75%	18.65%	to	18.95%
December 31, 2016	9	$18.01	to	$18.25	$168	2.27%	1.50%	to	1.75%	10.59%	to	10.86%
December 31, 2015	10	$16.29	to	$16.46	$163	0.40%	1.50%	to	1.75%	-4.52%	to	-4.28%

	AST Prudential Core Bond Portfolio
December 31, 2019	2,968	$10.14	to	$12.81	$35,623	0.00%	0.48%	to	2.70%	1.09%	to	9.15%
December 31, 2018	2,551	$10.03	to	$11.74	$28,280	0.00%	0.55%	to	2.70%	-3.51%	to	-1.36%
December 31, 2017	2,337	$10.40	to	$11.90	$26,414	0.00%	0.55%	to	2.70%	2.82%	to	5.09%
December 31, 2016	1,830	$10.11	to	$11.32	$19,811	0.00%	0.55%	to	2.70%	1.40%	to	3.64%
December 31, 2015	1,336	$9.84	to	$10.92	$14,106	0.00%	0.55%	to	2.70%	-2.96%	to	-0.82%

	AST Bond Portfolio 2023
December 31, 2019	54	$9.90	to	$10.92	$543	0.00%	1.30%	to	2.55%	3.86%	to	5.14%
December 31, 2018	110	$9.53	to	$10.39	$1,090	0.00%	1.30%	to	2.55%	-2.76%	to	-1.55%
December 31, 2017	131	$9.80	to	$10.55	$1,333	0.00%	1.30%	to	2.55%	-0.83%	to	0.39%
December 31, 2016	181	$9.88	to	$10.51	$1,835	0.00%	1.30%	to	2.55%	-0.62%	to	0.61%
December 31, 2015	97	$9.80	to	$10.45	$982	0.00%	1.30%	to	2.85%	-0.22%	to	1.39%

	AST MFS Growth Allocation Portfolio
December 31, 2019	4,961	$11.30	to	$16.91	$75,361	0.00%	0.35%	to	2.85%	12.85%	to	22.09%
December 31, 2018	4,069	$11.85	to	$13.85	$51,311	0.00%	0.55%	to	2.85%	-10.90%	to	-8.78%
December 31, 2017	4,641	$13.30	to	$15.18	$64,866	0.00%	0.55%	to	2.85%	13.18%	to	15.85%
December 31, 2016	4,533	$11.72	to	$13.11	$55,405	0.00%	0.55%	to	2.85%	1.36%	to	3.75%
December 31, 2015	4,408	$11.40	to	$12.63	$52,607	0.00%	0.55%	to	2.85%	-4.06%	to	-1.78%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2019	89	$10.28	to	$12.52	$1,035	0.00%	0.48%	to	1.95%	2.98%	to	14.22%
December 31, 2018	72	$9.21	to	$10.99	$728	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	68	$10.06	to	$11.86	$749	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	43	$9.39	to	$10.93	$435	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	36	$8.65	to	$9.95	$326	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%

	AST MFS Large-Cap Value Portfolio
December 31, 2019	1,033	$10.60	to	$22.43	$20,655	0.00%	0.48%	to	2.45%	6.32%	to	28.64%
December 31, 2018	893	$11.87	to	$17.44	$14,199	0.00%	0.55%	to	2.85%	-12.73%	to	-10.65%
December 31, 2017	972	$13.33	to	$19.51	$17,578	0.00%	0.55%	to	2.85%	14.01%	to	16.70%
December 31, 2016	926	$11.45	to	$16.72	$14,586	0.00%	0.55%	to	2.85%	10.22%	to	12.82%
December 31, 2015	571	$10.18	to	$14.82	$8,033	0.00%	0.55%	to	2.85%	-3.55%	to	6.06%

	AST Bond Portfolio 2024
December 31, 2019	107	$9.81	to	$10.66	$1,098	0.00%	1.30%	to	2.45%	5.31%	to	6.57%
December 31, 2018	434	$9.32	to	$10.00	$4,129	0.00%	1.30%	to	2.45%	-3.09%	to	-1.93%
December 31, 2017	432	$9.61	to	$10.20	$4,241	0.00%	1.30%	to	2.45%	-0.80%	to	0.38%
December 31, 2016	39	$9.69	to	$10.16	$387	0.00%	1.30%	to	2.45%	-0.58%	to	0.60%
December 31, 2015	71	$9.63	to	$10.10	$704	0.00%	1.30%	to	2.85%	-0.09%	to	1.52%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2019	264	$10.73	to	$14.01	$3,165	0.00%	0.48%	to	1.90%	9.66%	to	17.16%
December 31, 2018	231	$9.29	to	$11.98	$2,366	0.00%	0.55%	to	1.90%	-20.50%	to	-19.40%
December 31, 2017	193	$11.68	to	$14.89	$2,447	0.00%	0.55%	to	1.90%	32.39%	to	34.21%
December 31, 2016	66	$8.82	to	$11.12	$635	0.00%	0.55%	to	1.90%	11.22%	to	12.74%
December 31, 2015	31	$7.93	to	$8.27	$251	0.00%	0.55%	to	1.90%	-17.13%	to	-15.99%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2019	894	$10.53	to	$21.18	$17,386	0.00%	0.48%	to	2.85%	5.92%	to	30.31%
December 31, 2018	770	$13.08	to	$16.26	$11,691	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	931	$13.85	to	$17.16	$15,029	0.00%	0.55%	to	2.85%	15.04%	to	17.75%
December 31, 2016	1,026	$11.80	to	$14.58	$14,260	0.00%	0.55%	to	2.85%	11.63%	to	14.26%
December 31, 2015	440	$10.36	to	$12.76	$5,391	0.00%	0.55%	to	2.70%	-6.18%	to	7.54%
A102

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Multi-Sector Fixed Income Portfolio
December 31, 2019	174,543	$12.13	to	$12.82	$2,116,572	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	137,940	$10.41	to	$10.92	$1,436,314	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	113,950	$11.24	to	$11.70	$1,281,280	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	96,517	$10.54	to	$10.88	$1,017,452	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	60,419	$9.86	to	$10.10	$596,025	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%

	AST AQR Large-Cap Portfolio
December 31, 2019	118	$10.72	to	$19.88	$2,149	0.00%	0.48%	to	1.95%	7.63%	to	21.90%
December 31, 2018	115	$12.48	to	$16.31	$1,755	0.00%	0.55%	to	1.95%	-9.94%	to	-8.64%
December 31, 2017	86	$13.70	to	$17.85	$1,466	0.00%	0.55%	to	1.95%	19.76%	to	21.46%
December 31, 2016	64	$11.32	to	$14.70	$907	0.00%	0.55%	to	1.90%	8.60%	to	10.09%
December 31, 2015	27	$10.32	to	$13.35	$355	0.00%	0.55%	to	1.90%	-0.21%	to	7.26%

	AST QMA Large-Cap Portfolio
December 31, 2019	96	$10.77	to	$20.84	$1,804	0.00%	0.48%	to	1.95%	7.89%	to	24.50%
December 31, 2018	75	$12.76	to	$16.74	$1,197	0.00%	0.55%	to	1.95%	-8.97%	to	-7.66%
December 31, 2017	63	$13.85	to	$18.13	$1,090	0.00%	0.55%	to	1.95%	19.05%	to	20.74%
December 31, 2016	48	$11.49	to	$15.01	$698	0.00%	0.55%	to	1.95%	8.70%	to	10.25%
December 31, 2015	24	$10.44	to	$13.62	$311	0.00%	0.55%	to	1.90%	-0.39%	to	8.62%

	AST Bond Portfolio 2025
December 31, 2019	62	$11.11	to	$11.78	$719	0.00%	1.90%	to	2.85%	5.62%	to	6.65%
December 31, 2018	227	$10.52	to	$11.05	$2,469	0.00%	1.90%	to	2.85%	-3.58%	to	-2.63%
December 31, 2017	28	$10.91	to	$11.16	$303	0.00%	2.30%	to	2.85%	-1.07%	to	-0.51%
December 31, 2016	44	$11.03	to	$11.57	$484	0.00%	1.30%	to	2.85%	-0.44%	to	1.16%
December 31, 2015	2,806	$11.08	to	$11.44	$31,560	0.00%	1.30%	to	2.85%	-0.91%	to	0.69%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2019	16,861	$11.25	to	$15.33	$244,963	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	10,900	$11.53	to	$12.36	$128,786	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	8,173	$12.74	to	$13.46	$105,998	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	5,808	$10.79	to	$11.24	$63,454	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	3,680	$10.43	to	$10.72	$38,695	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%

	AST Goldman Sachs Global Growth Allocation Portfolio
December 31, 2019	390	$10.51	to	$13.30	$5,096	0.00%	0.48%	to	0.86%	5.26%	to	19.90%
December 31, 2018	369	$10.94	to	$11.09	$4,089	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	345	$12.19	to	$12.32	$4,243	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	310	$10.53	to	$10.62	$3,290	0.00%	0.55%	to	0.86%	4.79%	to	5.11%
December 31, 2015	276	$10.05	to	$10.12	$2,782	0.00%	0.55%	to	0.83%	-1.79%	to	4.89%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2019	715	$10.53	to	$14.64	$10,229	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	563	$11.60	to	$12.10	$6,668	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	528	$12.60	to	$13.14	$6,781	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	503	$10.71	to	$11.16	$5,491	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	430	$10.07	to	$10.28	$4,400	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%

	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2019	1,170	$10.49	to	$13.85	$15,829	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	1,077	$11.40	to	$12.12	$12,900	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	922	$12.30	to	$13.04	$11,889	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	761	$10.61	to	$11.21	$8,453	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	540	$9.96	to	$10.49	$5,627	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%

	AST Franklin Templeton K2 Global Absolute Return Portfolio
December 31, 2019	273	$9.95	to	$10.67	$2,759	0.00%	0.48%	to	0.86%	3.62%	to	5.47%
December 31, 2018	297	$9.44	to	$10.13	$2,845	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	299	$10.05	to	$10.79	$3,041	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	284	$9.42	to	$10.11	$2,702	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	183	$9.26	to	$9.95	$1,707	0.00%	0.55%	to	0.73%	-4.35%	to	0.93%

A103

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Managed Equity Portfolio
December 31, 2019	285	$10.69	to	$14.22	$4,021	0.00%	0.48%	to	0.86%	7.42%	to	24.80%
December 31, 2018	269	$11.23	to	$11.39	$3,054	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	273	$12.89	to	$13.03	$3,559	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	213	$10.47	to	$10.55	$2,245	0.00%	0.55%	to	0.86%	4.30%	to	4.63%
December 31, 2015	135	$10.04	to	$10.09	$1,362	0.00%	0.55%	to	0.73%	-2.12%	to	4.46%

	AST Managed Fixed Income Portfolio
December 31, 2019	581	$10.12	to	$11.15	$6,442	0.00%	0.48%	to	0.86%	0.95%	to	8.20%
December 31, 2018	581	$10.17	to	$10.30	$5,966	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	519	$10.34	to	$10.45	$5,409	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	444	$10.03	to	$10.12	$4,487	0.00%	0.55%	to	0.86%	2.64%	to	2.96%
December 31, 2015	264	$9.77	to	$9.84	$2,594	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%

	AST FQ Absolute Return Currency Portfolio
December 31, 2019	49	$9.03	to	$9.99	$452	0.00%	0.55%	to	0.86%	-4.03%	to	0.45%
December 31, 2018	51	$9.40	to	$10.40	$486	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	52	$10.01	to	$11.08	$529	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	43	$10.39	to	$11.51	$454	0.00%	0.55%	to	0.86%	14.14%	to	14.49%
December 31, 2015	17	$9.08	to	$10.07	$155	0.00%	0.55%	to	0.86%	-6.38%	to	-3.25%

	AST Jennison Global Infrastructure Portfolio
December 31, 2019	155	$10.55	to	$13.69	$2,108	0.00%	0.48%	to	0.86%	6.20%	to	27.63%
December 31, 2018	153	$10.66	to	$10.73	$1,645	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	143	$11.74	to	$11.81	$1,683	0.00%	0.55%	to	0.73%	17.99%	to	18.20%
December 31, 2016	106	$9.95	to	$10.01	$1,054	0.00%	0.55%	to	0.73%	7.32%	to	7.52%
December 31, 2015	54	$9.26	to	$9.28	$505	0.00%	0.55%	to	0.68%	-10.95%	to	-10.83%

	AST PIMCO Dynamic Bond Portfolio
December 31, 2019	191	$9.72	to	$10.16	$1,898	0.00%	0.48%	to	0.86%	1.52%	to	4.74%
December 31, 2018	115	$9.29	to	$9.69	$1,085	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	83	$9.38	to	$9.79	$788	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	64	$9.47	to	$9.89	$619	0.00%	0.55%	to	0.86%	0.18%	to	0.49%
December 31, 2015	20	$9.44	to	$9.86	$185	0.00%	0.55%	to	0.73%	-2.92%	to	-0.98%

	AST Legg Mason Diversified Growth Portfolio
December 31, 2019	4,211	$12.36	to	$13.29	$53,392	0.00%	0.55%	to	1.95%	15.95%	to	17.60%
December 31, 2018	3,258	$10.66	to	$11.30	$35,438	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	3,031	$11.59	to	$12.00	$35,642	0.00%	0.85%	to	1.95%	12.38%	to	13.63%
December 31, 2016	1,809	$10.31	to	$10.63	$18,833	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	789	$9.66	to	$9.78	$7,654	0.00%	0.85%	to	1.95%	-2.84%	to	-1.75%

	AST Bond Portfolio 2026 (Available January 2, 2015)
December 31, 2019	978	$9.97	to	$10.80	$10,189	0.00%	1.30%	to	2.85%	6.89%	to	8.62%
December 31, 2018	1,788	$9.33	to	$9.94	$17,164	0.00%	1.30%	to	2.85%	-3.88%	to	-2.32%
December 31, 2017	1,676	$9.70	to	$10.18	$16,629	0.00%	1.30%	to	2.85%	-0.49%	to	1.11%
December 31, 2016	2,384	$9.75	to	$10.07	$23,603	0.00%	1.30%	to	2.85%	-0.83%	to	0.77%
December 31, 2015	382	$9.83	to	$9.99	$3,786	0.00%	1.30%	to	2.85%	-1.68%	to	-0.10%

	AST AB Global Bond Portfolio (Available July 13, 2015)
December 31, 2019	176	$10.03	to	$11.40	$1,988	0.00%	0.48%	to	0.86%	0.15%	to	6.56%
December 31, 2018	171	$10.46	to	$10.70	$1,821	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	149	$10.51	to	$10.72	$1,596	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	120	$10.34	to	$10.51	$1,261	0.00%	0.55%	to	0.86%	4.26%	to	4.58%
December 31, 2015	30	$9.92	to	$10.05	$298	0.00%	0.55%	to	0.86%	-0.90%	to	0.54%

	AST Goldman Sachs Global Income Portfolio (Available July 13, 2015)
December 31, 2019	72	$10.05	to	$11.42	$814	0.00%	0.48%	to	0.86%	0.32%	to	9.04%
December 31, 2018	49	$10.25	to	$10.48	$506	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	47	$10.37	to	$10.57	$495	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	21	$10.24	to	$10.41	$214	0.00%	0.55%	to	0.86%	2.56%	to	2.88%
December 31, 2015	4	$10.11	to	$10.11	$40	0.00%	0.55%	to	0.55%	1.14%	to	1.14%

A104

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Morgan Stanley Multi-Asset Portfolio (Available July 13, 2015) (Liquidated June 28, 2019)
December 31, 2019	—	$8.95	to	$9.04	$—	0.00%	0.55%	to	0.86%	0.17%	to	0.32%
December 31, 2018	40	$8.93	to	$9.02	$363	0.00%	0.55%	to	0.86%	-1.51%	to	-1.20%
December 31, 2017	20	$9.05	to	$9.14	$185	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	16	$9.11	to	$9.19	$148	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	3	$9.44	to	$9.44	$26	0.00%	0.55%	to	0.55%	-5.64%	to	-5.64%

	AST Wellington Management Global Bond Portfolio (Available July 13, 2015)
December 31, 2019	76	$9.96	to	$11.50	$861	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	65	$10.47	to	$10.81	$697	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	44	$10.28	to	$10.51	$456	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	32	$10.13	to	$10.32	$329	0.00%	0.55%	to	0.86%	1.79%	to	2.10%
December 31, 2015	19	$10.10	to	$10.10	$194	0.00%	0.55%	to	0.68%	0.98%	to	1.04%

	AST Neuberger Berman Long/Short Portfolio (Available July 13, 2015)
December 31, 2019	195	$10.21	to	$12.06	$2,298	0.00%	0.48%	to	0.86%	2.35%	to	15.18%
December 31, 2018	175	$10.19	to	$10.49	$1,804	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	89	$11.00	to	$11.34	$995	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	70	$9.79	to	$10.09	$701	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	16	$9.54	to	$9.84	$157	0.00%	0.55%	to	0.73%	-4.61%	to	-0.05%

	AST Wellington Management Real Total Return Portfolio (Available July 13, 2015) (Liquidated June 28, 2019)
December 31, 2019	—	$8.77	to	$9.08	$—	0.00%	0.55%	to	0.86%	3.35%	to	3.51%
December 31, 2018	43	$8.48	to	$8.78	$367	0.00%	0.55%	to	0.86%	-6.57%	to	-6.28%
December 31, 2017	31	$9.06	to	$9.38	$285	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	28	$8.99	to	$9.32	$257	0.00%	0.55%	to	0.86%	-4.44%	to	-4.14%
December 31, 2015	7	$9.39	to	$9.40	$66	0.00%	0.55%	to	0.68%	-6.10%	to	-6.04%

	AST QMA International Core Equity Portfolio (Available July 13, 2015)
December 31, 2019	94	$10.60	to	$11.97	$1,085	0.00%	0.48%	to	0.86%	6.98%	to	16.21%
December 31, 2018	90	$9.66	to	$10.32	$886	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	66	$11.50	to	$12.29	$779	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	29	$9.29	to	$9.94	$278	0.00%	0.55%	to	0.86%	-0.27%	to	0.04%
December 31, 2015	6	$9.31	to	$9.31	$57	0.00%	0.55%	to	0.55%	-7.60%	to	-7.60%

	AST Managed Alternatives Portfolio (Available July 13, 2015)
December 31, 2019	222	$9.88	to	$10.10	$2,216	0.00%	0.48%	to	0.73%	1.30%	to	4.69%
December 31, 2018	203	$9.45	to	$9.58	$1,933	0.00%	0.55%	to	0.73%	-4.10%	to	-3.93%
December 31, 2017	164	$9.85	to	$9.99	$1,619	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	107	$9.67	to	$9.81	$1,040	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	57	$9.65	to	$9.79	$555	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%

	AST Emerging Managers Diversified Portfolio (Available July 13, 2015) (Liquidated June 28, 2019)
December 31, 2019	—	$11.67	to	$11.97	$—	0.00%	0.55%	to	0.73%	10.34%	to	10.44%
December 31, 2018	73	$10.57	to	$10.84	$777	0.00%	0.55%	to	0.73%	-7.12%	to	-6.95%
December 31, 2017	82	$11.35	to	$11.68	$936	0.00%	0.55%	to	0.73%	13.47%	to	13.67%
December 31, 2016	40	$9.99	to	$10.29	$400	0.00%	0.55%	to	0.73%	2.74%	to	2.93%
December 31, 2015	12	$9.70	to	$10.01	$116	0.00%	0.55%	to	0.73%	-2.95%	to	2.05%

	AST Columbia Adaptive Risk Allocation Portfolio (Available July 13, 2015) (Merged January 25, 2019)
December 31, 2019	—	$11.56	to	$11.86	$—	0.00%	0.55%	to	0.86%	3.55%	to	3.57%
December 31, 2018	134	$11.16	to	$11.45	$1,506	0.00%	0.55%	to	0.86%	-5.73%	to	-5.43%
December 31, 2017	112	$11.82	to	$12.13	$1,333	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	83	$10.46	to	$10.74	$868	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	39	$9.61	to	$9.87	$383	0.00%	0.55%	to	0.73%	-3.85%	to	0.79%

	Blackrock Global Allocation V.I. Fund (Class III) (Available August 24, 2015)
December 31, 2019	427	$10.52	to	$12.53	$5,332	1.18%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	495	$10.59	to	$10.70	$5,280	0.84%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	336	$11.55	to	$11.64	$3,900	1.35%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	308	$10.25	to	$10.29	$3,165	1.57%	0.55%	to	0.86%	2.92%	to	3.24%
December 31, 2015	143	$9.96	to	$9.97	$1,424	1.44%	0.55%	to	0.86%	1.58%	to	1.70%

A105

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (Available August 24, 2015)
December 31, 2019	199	$10.29	to	$12.60	$2,482	3.10%	0.48%	to	0.86%	2.82%	to	13.64%
December 31, 2018	195	$10.97	to	$11.08	$2,159	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	123	$11.64	to	$11.72	$1,434	3.85%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	106	$10.51	to	$10.55	$1,115	3.99%	0.55%	to	0.86%	5.29%	to	5.62%
December 31, 2015	54	$9.98	to	$9.99	$534	5.36%	0.55%	to	0.73%	2.00%	to	2.07%

	AST Bond Portfolio 2027 (Available January 4, 2016)
December 31, 2019	532	$10.06	to	$10.72	$5,539	0.00%	1.30%	to	2.85%	7.53%	to	9.27%
December 31, 2018	1,345	$9.35	to	$9.81	$12,857	0.00%	1.30%	to	2.85%	-4.09%	to	-2.53%
December 31, 2017	1,311	$9.75	to	$10.07	$12,983	0.00%	1.30%	to	2.85%	-0.23%	to	1.37%
December 31, 2016	2,001	$9.77	to	$9.93	$19,710	0.00%	1.30%	to	2.85%	-2.26%	to	-0.69%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (Available August 5, 2016)
December 31, 2019	37	$13.14	to	$13.30	$485	2.31%	1.40%	to	1.75%	20.47%	to	20.89%
December 31, 2018	35	$10.91	to	$11.00	$378	0.35%	1.40%	to	1.75%	-19.13%	to	-18.85%
December 31, 2017	34	$13.49	to	$13.55	$462	0.89%	1.40%	to	1.75%	38.68%	to	39.15%
December 31, 2016	46	$9.73	to	$9.74	$445	0.80%	1.40%	to	1.75%	-3.95%	to	-3.81%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (Available January 3, 2017)
December 31, 2019	101	$10.37	to	$10.68	$1,062	0.00%	1.50%	to	2.45%	8.86%	to	9.94%
December 31, 2018	510	$9.52	to	$9.72	$4,901	0.00%	1.50%	to	2.45%	-4.47%	to	-3.51%
December 31, 2017	5	$9.97	to	$9.97	$46	0.00%	2.45%	to	2.45%	-0.30%	to	-0.30%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (Available January 2, 2018)
December 31, 2019	377	$10.51	to	$10.73	$4,002	0.00%	1.50%	to	2.55%	9.51%	to	10.64%
December 31, 2018	16	$9.60	to	$9.65	$150	0.00%	1.90%	to	2.45%	-4.02%	to	-3.48%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST American Funds Growth Allocation Portfolio (Available April 30, 2018)
December 31, 2019	6,509	$11.30	to	$11.57	$74,239	0.00%	0.55%	to	1.95%	19.92%	to	21.63%
December 31, 2018	2,482	$9.42	to	$9.51	$23,479	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (Available January 2, 2019)
December 31, 2019	173	$11.16	to	$11.29	$1,942	0.00%	1.30%	to	2.45%	11.60%	to	12.93%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (Available January 28, 2019)
December 31, 2019	2,254	$12.12	to	$12.25	$27,463	0.00%	0.85%	to	1.95%	15.93%	to	17.13%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (Available January 28, 2019)
December 31, 2019	1,561	$11.70	to	$11.83	$18,354	0.00%	0.85%	to	1.95%	12.97%	to	14.14%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A106

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Dimensional Global Core Allocation Portfolio (Available November 18, 2019)
December 31, 2019	1	$10.30	to	$10.30	$9	0.00%	1.45%	to	1.45%	3.02%	to	3.02%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2019 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

B.	Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

A107

Note 8:	Charges and Expenses (Continued)

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.55%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.30%
Prudential Premier Retirement Variable Annuity C Series	1.30%	2.75%
Prudential Premier Retirement Variable Annuity L Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity X Series	1.30%	2.85%
Prudential Premier Variable Annuity B Series	1.15%	2.15%
Prudential Premier Variable Annuity Bb Series	0.95%	1.95%
Prudential Premier Variable Annuity L Series	1.50%	2.50%
Prudential Premier Variable Annuity X Series	1.55%	2.55%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.45%
Strategic Partners FlexElite 2	1.65%	2.50%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.35%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.35%

(1)    Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)    Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).

A108

Note 8:	Charges and Expenses (Continued)

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:	Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

Note 10:	Subsequent Events

On March 11, 2020, the World Health Organization declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies, and ultimately on the portfolios in which the subaccounts invest, is highly uncertain and cannot be predicted at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

A109

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and
the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	ProFund VP Consumer Goods (1)
Prudential Diversified Bond Portfolio (1)	ProFund VP Financials (1)
Prudential Equity Portfolio (Class I) (1)	ProFund VP Health Care (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Industrials (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Mid-Cap Growth (1)
Prudential Stock Index Portfolio (1)	ProFund VP Mid-Cap Value (1)
Prudential Global Portfolio (1)	ProFund VP Real Estate (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Small-Cap Growth (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Small-Cap Value (1)
T. Rowe Price International Stock Portfolio (1)	ProFund VP Telecommunications (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	ProFund VP Utilities (1)
Invesco V.I. Core Equity Fund (Series I) (1)	ProFund VP Large-Cap Growth (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Value (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST Bond Portfolio 2020 (1)
MFS® Research Series (Initial Class) (1)	AST Jennison Large-Cap Growth Portfolio (1)
MFS® Growth Series (Initial Class) (1)	AST Bond Portfolio 2021 (1)
American Century VP Value Fund (Class I) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	AST Bond Portfolio 2022 (1)
Davis Value Portfolio (1)	AST Quantitative Modeling Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Prudential Core Bond Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST Bond Portfolio 2023 (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST MFS Growth Allocation Portfolio (1)
AST Goldman Sachs Large-Cap Value Portfolio (2)	AST Western Asset Emerging Markets Debt Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST Bond Portfolio 2024 (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)
AST High Yield Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST Small-Cap Value Portfolio (1)	AST QMA Large-Cap Portfolio (1)
AST Mid-Cap Growth Portfolio (1)	AST Bond Portfolio 2025 (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST MFS Growth Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST BlackRock Low Duration Bond Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)

A110

AST QMA US Equity Alpha Portfolio (1)	AST Managed Equity Portfolio (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST PIMCO Dynamic Bond Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2026 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST AB Global Bond Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Goldman Sachs Global Income Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Morgan Stanley Multi-Asset Portfolio (3)
AST Preservation Asset Allocation Portfolio (1)	AST Wellington Management Global Bond Portfolio (1)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Wellington Management Real Total Return Portfolio (3)
AST Advanced Strategies Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Managed Alternatives Portfolio (1)
AST Government Money Market Portfolio (1)	AST Emerging Managers Diversified Portfolio (3)
AST Small-Cap Growth Portfolio (1)	AST Columbia Adaptive Risk Allocation Portfolio (4)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST International Value Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST International Growth Portfolio (1)	AST Bond Portfolio 2027 (1)
AST Investment Grade Bond Portfolio (1)	NVIT Emerging Markets Fund (Class D) (1)
AST Western Asset Core Plus Bond Portfolio (1)	AST Bond Portfolio 2028 (1)
AST Bond Portfolio 2019 (1)	AST Bond Portfolio 2029 (5)
AST Cohen & Steers Global Realty Portfolio (1)	AST American Funds Growth Allocation Portfolio (6)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Bond Portfolio 2030 (7)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST BlackRock 80/20 Target Allocation ETF Portfolio (8)
AST AllianzGI World Trends Portfolio (1)	AST BlackRock 60/40 Target Allocation ETF Portfolio (8)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Dimensional Global Core Allocation Portfolio (9)
AST Goldman Sachs Multi-Asset Portfolio (1)	ProFund VP Consumer Services (1)
(1) Statement of net assets as of December 31,2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.
(2)     Statement of net assets as of April 26, 2019 (date of merger), statement of operations for the period January 1, 2019 to April 26, 2019 and statement of changes in net assets for the period January 1, 2019 to April 26, 2019 and for the year ended December 31, 2018.

(3)     Statement of net assets as of June 28, 2019 (date of liquidation), statement of operations for the period January 1, 2019 to June 28, 2019 and statement of changes in net assets for the period January 1, 2019 to June 28, 2019 and for the year ended December 31, 2018.

(4)     Statement of net assets as of January 25, 2019 (date of merger), statement of operations for the period January 1, 2019 to January 25, 2019 and statement of changes in net assets for the period January 1, 2019 to January 25, 2019 and for the year ended December 31, 2018.

(5)     Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the year ended December 31, 2019 and for the period ended January 2, 2018 (commencement of operations) to December 31, 2018.

(6)     Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the year ended December 31, 2019 and for the period ended April 30, 2018 (commencement of operations) to December 31, 2018.

(7) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period January 2, 2019 (commencement of operations) to December 31, 2019.
(8) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period January 28, 2019 (commencement of operations) to December 31, 2019.
(9) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period November 18, 2019 (commencement of operations) to December 31, 2019.

A111

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 7, 2020

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account since 1996.

A112

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company of New Jersey (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2019, of the Company’s internal control over financial reporting, based on the framework established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2019.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 5, 2020

Pruco Life Insurance Company of New Jersey
Statements of Financial Position
As of December 31, 2019 and 2018 (in thousands, except share amounts)

	December 31, 2019	December 31, 2018
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2019–$1,437,796 ; 2018–$1,297,892)	$1,550,096	$1,277,824
Fixed maturities, trading, at fair value (amortized cost: 2019–$14,221; 2018–$7,446)	13,700	5,770
Equity securities, at fair value (cost: 2019–$5,139; 2018–$8,136)	7,512	9,870
Policy loans	211,986	206,448
Commercial mortgage and other loans	143,098	118,636
Other invested assets (includes $24,726 and $10,673 measured at fair value at December 31, 2019 and 2018, respectively)	89,536	58,413
Total investments	2,015,928	1,676,961
Cash and cash equivalents	55,924	70,441
Deferred policy acquisition costs	178,813	165,478
Accrued investment income	19,539	17,764
Reinsurance recoverables	3,200,642	2,723,518
Receivables from parent and affiliates	32,820	40,388
Income taxes receivable	6,268	19,134
Other assets	21,203	23,973
Separate account assets	15,904,208	13,382,345
TOTAL ASSETS	$21,435,345	$18,120,002
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances	$2,424,120	$2,314,958
Future policy benefits	2,302,959	1,820,092
Cash collateral for loaned securities	2,481	2,702
Short-term debt to affiliates	89	0
Payables to parent and affiliates	24,958	20,413
Other liabilities	140,628	134,771
Separate account liabilities	15,904,208	13,382,345
Total liabilities	$20,799,443	$17,675,281
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($5 par value; 400,000 shares authorized; issued and outstanding)	2,000	2,000
Additional paid-in capital	268,021	213,261
Retained earnings	280,246	243,827
Accumulated other comprehensive income (loss)	85,635	(14,367)
Total equity	635,902	444,721
TOTAL LIABILITIES AND EQUITY	$21,435,345	$18,120,002
See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Operations and Comprehensive Income
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
REVENUES
Premiums	$12,931	$13,007	$13,967
Policy charges and fee income	65,735	62,567	44,203
Net investment income	76,788	67,811	66,651
Asset administration fees	5,844	5,356	9,075
Other income	4,622	1,004	4,111
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(5,095)	(125)	(80)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	(379)	0	0
Other realized investment gains (losses), net	(11,914)	(9,148)	(13,958)
Total realized investment gains (losses), net	(17,388)	(9,273)	(14,038)
TOTAL REVENUES	148,532	140,472	123,969
BENEFITS AND EXPENSES
Policyholders’ benefits	25,613	19,829	12,255
Interest credited to policyholders’ account balances	37,746	35,936	32,959
Amortization of deferred policy acquisition costs	14,850	15,972	12,538
General, administrative and other expenses	36,980	37,507	36,898
TOTAL BENEFITS AND EXPENSES	115,189	109,244	94,650
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	33,343	31,228	29,319
Income tax expense (benefit)	(3,412)	(53)	(5,938)
NET INCOME (LOSS)	$36,755	$31,281	$35,257
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	10	(1,187)	43
Net unrealized investment gains (losses)	126,575	(67,692)	32,210
Total	126,585	(68,879)	32,253
Less: Income tax expense (benefit) related to other comprehensive income (loss)	26,583	(14,464)	10,084
Other comprehensive income (loss), net of taxes	100,002	(54,415)	22,169
Comprehensive income (loss)	$136,757	$(23,134)	$57,426

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Equity
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2016	$2,000	$209,786	$282,810	$12,161	$506,757
Contributed capital		1,300			1,300
Dividend to parent			(100,000)		(100,000)
Contributed (distributed) capital- parent/child asset transfers		875			875
Comprehensive income:
Net income (loss)			35,257		35,257
Other comprehensive income (loss), net of tax				22,169	22,169
Total comprehensive income (loss)					57,426
Balance, December 31, 2017	2,000	211,961	218,067	34,330	466,358
Cumulative effect of adoption of ASU 2016-01			372	(175)	197
Cumulative effect of adoption of ASU 2018-02			(5,893)	5,893	0
Contributed capital		1,300			1,300
Dividend to parent
Contributed (distributed) capital- parent/child asset transfers
Comprehensive income:
Net income (loss)			31,281		31,281
Other comprehensive income (loss), net of tax				(54,415)	(54,415)
Total comprehensive income (loss)					(23,134)
Balance, December 31, 2018	2,000	213,261	243,827	(14,367)	444,721
Cumulative effect of adoption of accounting changes (1)			(336)		(336)
Contributed capital		59,536			59,536
Dividend to parent			0		0
Contributed (distributed) capital- parent/child asset transfers		(4,776)			(4,776)
Comprehensive income:
Net income (loss)			36,755		36,755
Other comprehensive income (loss), net of tax				100,002	100,002
Total comprehensive income (loss)					136,757
Balance, December 31, 2019	$2,000	$268,021	$280,246	$85,635	$635,902
(1) Includes the impact from the adoption of ASUs 2017-08 and 2017-12. See Note 2.
See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Cash Flows
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$36,755	$31,281	$35,257
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(26,433)	(21,780)	(9,816)
Interest credited to policyholders’ account balances	37,746	35,936	32,959
Realized investment (gains) losses, net	17,388	9,273	14,038
Amortization and other non-cash items	(10,762)	(7,850)	(10,893)
Change in:
Future policy benefits	256,062	201,654	192,407
Reinsurance recoverables	(246,914)	(209,954)	(194,653)
Accrued investment income	(1,775)	(1,184)	(751)
Net payables to/receivables from parent and affiliates	5,723	856	2,978
Deferred policy acquisition costs	(24,349)	(14,771)	(12,060)
Income taxes	(12,357)	(4,963)	(6,323)
Derivatives, net	1,194	(4,777)	7,191
Other, net	(3,014)	21,047	(1,314)
Cash flows from (used in) operating activities	29,264	34,768	49,020
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	72,095	73,692	191,284
Equity securities	3,353	1,939	5
Policy loans	27,022	23,009	21,743
Ceded policy loans	(1,576)	(1,990)	(2,015)
Short-term investments	0	0	32,985
Commercial mortgage and other loans	9,788	4,209	55,580
Other invested assets	1,679	2,502	2,875
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(166,382)	(167,311)	(263,909)
Fixed maturities, trading	(6,776)	0	0
Equity securities	(50)	(2,002)	(2,000)
Policy loans	(24,529)	(28,537)	(20,053)
Ceded policy loans	2,337	2,734	2,461
Short-term investments	0	0	(21,981)
Commercial mortgage and other loans	(33,817)	(1,595)	(15,623)
Other invested assets	(16,980)	(7,186)	(4,444)
Notes receivable from parent and affiliates, net	6,362	455	331
Derivatives, net	(561)	161	213
Other, net	(410)	(282)	(402)
Cash flows from (used in) investing activities	(128,445)	(100,202)	(22,950)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	553,804	555,153	503,455
Ceded policyholders’ account deposits	(342,648)	(337,536)	(332,727)
Policyholders’ account withdrawals	(342,230)	(311,159)	(268,989)
Ceded policyholders’ account withdrawals	224,910	187,237	155,696
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(221)	(12,505)	153
Dividend to parent	0	0	(100,000)
Contributed (distributed) capital - parent/child asset transfers	0	0	1,347
Net change in financing arrangements (maturities 90 days or less)	89	0	0
Drafts outstanding	(9,040)	10,067	2,629
Cash flows from (used in) financing activities	84,664	91,257	(38,436)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(14,517)	25,823	(12,366)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	70,441	44,618	56,984
CASH AND CASH EQUIVALENTS, END OF YEAR	$55,924	$70,441	$44,618
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$8,946	$4,910	$346
Interest paid	$100	$5	$3
Significant Non-Cash Transactions
In December of 2019, the Company received $60 million of non-cash assets from its parent, Pruco Life Insurance Company. See Note 13 for additional information. There were no significant non-cash transactions for the years ended December 31, 2018 and 2017.

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements
1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company of New Jersey (“PLNJ”) is a wholly-owned subsidiary of Pruco Life Insurance Company (“Pruco Life”), which in turn is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”). Prudential Insurance is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only, and sells such products primarily through affiliated and unaffiliated distributors.
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Reinsurance, Ltd. ("Pruco Re") and Pruco Life. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Pruco Life. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business. The product risks related to the reinsured business are being managed in Prudential Insurance. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within Prudential Insurance.
Basis of Presentation
The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; fair value of embedded derivative instruments associated with index-linked features of certain universal life products; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.
2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables, and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income (loss) ("OCI"). For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are reported in net income within “Other income” in the Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available-for-sale” were reported in AOCI. The impact of this standard resulted in an increase to retained earnings of $372 thousand, a reduction to AOCI of $175 thousand, and an increase to equity of $197 thousand upon adoption on January 1, 2018.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income”.
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Other invested assets consist of the Company’s non-coupon investments in Limited Partnerships and Limited Liability Companies ("LPs/LLCs") and derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in OCI. Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flows on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.
Deferred policy acquisition costs are directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of indexed universal life contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 9.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a 'measurement period' not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of provisional amounts related to The United States Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.
Effective January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss), which allowed a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017. The Company elected to apply the ASU subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $5.9 million upon adoption on January 1, 2018. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).
Other assets consist primarily of premiums due and deferred loss on reinsurance with affiliates.
Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

LIABILITIES
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 7 for additional information regarding policyholders’ account balances.
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income.”
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income.”

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Other liabilities consist primarily of accrued expenses, reinsurance payables and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 8 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Policyholders’ account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.
Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value" or "Equity securities, at fair value".
The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Pruco Life through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Pruco Life. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net”.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
In 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.
The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(10)
Decrease in Policyholders' benefits	10
Increase in Amortization of deferred policy acquisition costs	(2)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Statement of Financial Position were a $13 million increase in "Other liabilities", a $9 million increase in "Reinsurance recoverables", a $4 million decrease in "Policyholders’ account balances" and a $2 million decrease in "Deferred policy acquisition costs".

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASUs") to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2019, and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

ASU adopted during the year ended December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.	January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Financial Statements and Notes to the Financial Statements. The impact of the cumulative-effect adjustment to retained earnings was immaterial.

ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities
This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting. The ASU eliminates separate measurement and recording of hedge ineffectiveness. It requires entities to present the earnings effect of the hedging instrument in the same income statement line item in which the hedged item is reported and also requires expanded disclosures.
January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Financial Statements and Notes to the Financial Statements. The impact of the cumulative-effect adjustment to retained earnings and AOCI related to ineffectiveness of the hedge instruments outstanding at the date of the adoption was immaterial. See Note 4 for additional required disclosures.

ASU issued but not yet adopted as of December 31, 2019 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company's Financial Statements and Notes to the Financial Statements. In October 2019, the FASB issued ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date to affirm its decision to defer the effective date of ASU 2018-12 to January 1, 2022 (with early adoption permitted), representing a one year extension from the original effective date of January 1, 2021. This ASU will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other less significant changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record market risk benefit assets and liabilities separately on the Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change that is attributable to changes in an entity’s non-performance risk ("NPR"), which is recognized in OCI.

An entity shall adopt the guidance for market risk benefits using the retrospective transition method which includes a cumulative-effect adjustment on the balance sheet as of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.

Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., guaranteed minimum death benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Other ASUs issued but not yet adopted as of December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption.
However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASC 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption was permitted beginning January 1, 2019.

Adoption of this guidance will result in 1) the recognition of an allowance for credit losses based on the current expected credit loss model on financial assets carried at amortized cost and certain off-balance sheet credit exposures; and 2) related adjustments to retained earnings. We expect the cumulative impact of the adoption to retained earnings, primarily attributable to the reserves for commercial mortgage and other loans, to be immaterial.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$14,983	$1,032	$0	$16,015	$0
Obligations of U.S. states and their political subdivisions	123,505	10,172	0	133,677	0
Foreign government bonds	70,287	6,993	0	77,280	0
U.S. public corporate securities	627,880	70,167	527	697,520	0
U.S. private corporate securities	222,952	10,416	153	233,215	0
Foreign public corporate securities	53,115	4,958	80	57,993	0
Foreign private corporate securities	161,597	4,505	2,210	163,892	0
Asset-backed securities(1)	17,816	753	27	18,542	0
Commercial mortgage-backed securities	141,593	5,796	0	147,389	0
Residential mortgage-backed securities(2)	4,068	509	4	4,573	(50)
Total fixed maturities, available-for-sale	$1,437,796	$115,301	$3,001	$1,550,096	$(50)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, and education loans.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.1 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$15,388	$940	$0	$16,328	$0
Obligations of U.S. states and their political subdivisions	121,031	1,830	555	122,306	0
Foreign government bonds	68,720	96	3,522	65,294	0
U.S. public corporate securities	486,872	8,798	14,945	480,725	0
U.S. private corporate securities	231,953	1,935	7,522	226,366	0
Foreign public corporate securities	49,684	476	1,945	48,215	0
Foreign private corporate securities	149,611	736	5,584	144,763	0
Asset-backed securities(1)	22,352	1,040	41	23,351	(40)
Commercial mortgage-backed securities	147,464	915	3,173	145,206	0
Residential mortgage-backed securities(2)	4,817	460	7	5,270	(66)
Total fixed maturities, available-for-sale	$1,297,892	$17,226	$37,294	$1,277,824	$(106)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2019
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Obligations of U.S. states and their political subdivisions	$0	$0	$0	$0	$0	$0
Foreign government bonds	0	0	400	0	400	0
U.S. public corporate securities	16,892	190	1,073	337	17,965	527
U.S. private corporate securities	7,350	140	4,757	13	12,107	153
Foreign public corporate securities	2,054	23	2,427	57	4,481	80
Foreign private corporate securities	10,659	281	27,048	1,929	37,707	2,210
Asset-backed securities	1,488	12	2,985	15	4,473	27
Commercial mortgage-backed securities	0	0	0	0	0	0
Residential mortgage-backed securities	91	4	0	0	91	4
Total fixed maturities, available-for-sale	$38,534	$650	$38,690	$2,351	$77,224	$3,001

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Obligations of U.S. states and their political subdivisions	$36,191	$356	$7,585	$199	$43,776	$555
Foreign government bonds	28,009	1,002	30,924	2,520	58,933	3,522
U.S. public corporate securities	182,958	7,696	124,396	7,249	307,354	14,945
U.S. private corporate securities	57,562	4,549	106,828	2,973	164,390	7,522
Foreign public corporate securities	20,062	695	16,791	1,250	36,853	1,945
Foreign private corporate securities	97,538	4,321	14,107	1,263	111,645	5,584
Asset-backed securities	7,762	41	0	0	7,762	41
Commercial mortgage-backed securities	26,453	163	61,338	3,010	87,791	3,173
Residential mortgage-backed securities	535	4	243	3	778	7
Total fixed maturities, available-for-sale	$457,070	$18,827	$362,212	$18,467	$819,282	$37,294

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

As of December 31, 2019 and 2018, the gross unrealized losses on fixed maturity securities were composed of $2.4 million and $31.0 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $0.6 million and $6.3 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2019, the $2.4 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, consumer non-cyclical and energy sectors. As of December 31, 2018, the $18.5 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company’s corporate securities within the finance, utility and consumer non-cyclical sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2019 or 2018. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2019, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2019
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$32,713	$33,124
Due after one year through five years	180,902	184,943
Due after five years through ten years	248,373	256,672
Due after ten years	812,331	904,853
Asset-backed securities	17,816	18,542
Commercial mortgage-backed securities	141,593	147,389
Residential mortgage-backed securities	4,068	4,573
Total fixed maturities, available-for-sale	$1,437,796	$1,550,096
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$12,801	$3,530	$103,740
Proceeds from maturities/prepayments	59,294	70,152	87,544
Gross investment gains from sales and maturities	164	172	88
Gross investment losses from sales and maturities	(709)	(219)	(989)
OTTI recognized in earnings(2)	(5,474)	(125)	(80)

(1)	Includes $0.0 million, $0.0 million and $0.0 million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2019	2018
	(in thousands)
Credit loss impairments:
Balance in OCI, beginning of period	$179	$561
New credit loss impairments	3,021	0
Increases due to the passage of time on previously recorded credit losses	22	30
Reductions for securities which matured, paid down, prepaid or were sold during the period	(19)	(412)
Reductions for securities impaired to fair value during the period(1)	(3,040)	0
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(74)	0
Balance in OCI, end of period	$89	$179

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Equity Securities

The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income,” was $0.6 million and $(1.0) million during the years ended December 31, 2019 and 2018, respectively. The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within "Other comprehensive income (loss)," was $0.2 million during the year ended December 31, 2017.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2019		December 31, 2018
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$47,568	33.2%	$41,775	35.2%
Hospitality	14,266	10.0	9,988	8.4
Industrial	18,907	13.2	12,264	10.3
Office	24,035	16.7	16,930	14.3
Other	18,853	13.2	19,024	16.0
Retail	16,174	11.3	13,838	11.6
Total commercial mortgage loans	139,803	97.6	113,819	95.8
Agricultural property loans	3,460	2.4	4,968	4.2
Total commercial mortgage and agricultural property loans by property type	143,263	100.0%	118,787	100.0%
Allowance for credit losses	(165)		(151)
Total commercial mortgage and other loans	$143,098		$118,636
As of December 31, 2019, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in New York (13%), Illinois (13%) and Texas (11%)) and included loans secured by properties in Europe (10%).

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2016	$207	$2	$209
Addition to (release of) allowance for credit losses	(28)	(1)	(29)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	$179	$1	$180
Addition to (release of) allowance for credit losses	(29)	0	(29)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$150	$1	$151
Addition to (release of) allowance for credit losses	14	0	14
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2019	$164	$1	$165
The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2019
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	164	1	165
Total ending balance(1)	$164	$1	$165
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	139,803	3,460	143,263
Total ending balance(1)	$139,803	$3,460	$143,263

(1)	As of December 31, 2019, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	150	1	151
Total ending balance(1)	$150	$1	$151
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	113,819	4,968	118,787
Total ending balance(1)	$113,819	$4,968	$118,787

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$93,315	$1,131	$0	$94,446
60%-69.99%	42,726	1,877	0	44,603
70%-79.99%	2,695	1,519	0	4,214
80% or greater	0	0	0	0
Total commercial mortgage and agricultural property loans	$138,736	$4,527	$0	$143,263

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$88,427	$1,210	$0	$89,637
60%-69.99%	19,975	5,513	0	25,488
70%-79.99%	2,102	1,560	0	3,662
80% or greater	0	0	0	0
Total commercial mortgage and agricultural property loans	$110,504	$8,283	$0	$118,787

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2019
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$139,803	$0	$0	$0	$139,803	$0
Agricultural property loans	3,460	0	0	0	3,460	0
Total	$143,263	$0	$0	$0	$143,263	$0

(1)	As of December 31, 2019, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$113,819	$0	$0	$0	$113,819	$0
Agricultural property loans	4,968	0	0	0	4,968	0
Total	$118,787	$0	$0	$0	$118,787	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.
Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
Company's investment in separate accounts	$3,418	$3,008
LPs/LLCs:
Equity method:
Private equity	26,609	15,081
Hedge funds	30,629	28,266
Real estate-related	4,154	1,385
Subtotal equity method	61,392	44,732
Fair value:
Private equity	774	920
Hedge funds	78	105
Real estate-related	2,490	1,856
Subtotal fair value	3,342	2,881
Total LPs/LLCs	64,734	47,613
Derivative instruments	21,384	7,792
Total other invested assets	$89,536	$58,413

As of both December 31, 2019 and 2018, the Company had no significant equity method investments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale	$57,518	$52,235	$48,232
Fixed maturities, trading	376	322	306
Equity securities, at fair value	363	364	363
Commercial mortgage and other loans	5,130	5,006	6,088
Policy loans	11,458	11,071	10,618
Short-term investments and cash equivalents	997	655	457
Other invested assets	4,459	1,869	4,224
Gross investment income	80,301	71,522	70,288
Less: investment expenses	(3,513)	(3,711)	(3,637)
Net investment income	$76,788	$67,811	$66,651

The carrying value of non-income producing assets included less than $1 million in available-for-sale fixed maturities, as of December 31, 2019. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2019.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities(1)	$(6,019)	$(172)	$(981)
Equity securities(2)	0	0	(1)
Commercial mortgage and other loans	(14)	29	29
LPs/LLCs	(519)	49	16
Derivatives	(10,839)	(9,178)	(13,098)
Short-term investments and cash equivalents	3	(1)	(3)
Realized investment gains (losses), net	$(17,388)	$(9,273)	$(14,038)

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

(2)	Effective January 1, 2018, realized gains (losses) on equity securities are recorded within “Other income.”
Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2019	2018	2017
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$51	$143	$162
Fixed maturity securities, available-for-sale—all other	112,249	(20,211)	56,909
Equity securities, available-for-sale(1)	0	0	270
Derivatives designated as cash flow hedges(2)	3,193	1,793	(5,036)
Affiliated notes	480	509	682
Other investments	66	145	(288)
Net unrealized gains (losses) on investments	$116,039	$(17,621)	$52,699

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Other income.”

(2)	For more information on cash flow hedges, see Note 4.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2019 and 2018, the Company had no repurchase agreements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2019			December 31, 2018
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
U.S. public corporate securities	0	0	0	437	0	437
Foreign public corporate securities	2,481	0	2,481	2,265	0	2,265
Total cash collateral for loaned securities(1)	$2,481	$0	$2,481	$2,702	$0	$2,702

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$2,427	$2,640
Total securities pledged	$2,427	$2,640
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$2,481	$2,702
Total liabilities supported by the pledged collateral	$2,481	$2,702
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2019 and 2018, the fair value of this collateral was $0 million and $10 million, respectively, none of which had either been sold or repledged.
As of December 31, 2019 and 2018, there were available-for-sale fixed maturities of $0.5 million and $0.5 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities and index-linked universal life), which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to certain of these derivatives, the Company has entered into reinsurance agreements (previously reinsured to Pruco Re and Pruco Life) with an affiliate, Prudential Insurance, effective April 1, 2016. See Note 1 for additional information on the reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

	December 31, 2019			December 31, 2018
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$131,212	$4,653	$(1,504)	$119,611	$3,787	$(2,271)
Total Derivatives Designated as Hedge Accounting Instruments:	$131,212	$4,653	$(1,504)	$119,611	$3,787	$(2,271)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$32,075	$3,005	$(5)	$59,075	$2,360	$0
Credit
Credit Default Swaps	0	0	0	756	0	(9)
Currency/Interest Rate
Foreign Currency Swaps	33,224	2,691	(579)	16,815	2,364	(111)
Foreign Currency
Foreign Currency Forwards	1,858	0	(36)	1,460	21	0
Equity
Equity Options	379,350	24,064	(10,919)	281,400	2,616	(749)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$446,507	$29,760	$(11,539)	$359,506	$7,361	$(869)
Total Derivatives (1)(2)	$577,719	$34,413	$(13,043)	$479,117	$11,148	$(3,140)

(1)
Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $761 million and $489 million as of December 31, 2019 and 2018, respectively included in “Future policy benefits” and $134 million and $2 million as of December 31, 2019 and 2018, respectively included in “Policyholders’ account balances". The fair value of the related reinsurance, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $761 million and $489 million as of December 31, 2019 and 2018, respectively.

(2)	Recorded in "Other invested assets" and "Other liabilities" on the Statements of Financial Position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

	December 31, 2019
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$34,413	$(13,029)	$21,384	$(21,384)	$0
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$34,413	$(13,029)	$21,384	$(21,384)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$13,043	$(13,043)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$13,043	$(13,043)	$0	$0	$0

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$11,148	$(3,355)	$7,793	$(7,307)	$486
Securities purchased under agreements to resell	10,000	0	10,000	(10,000)	0
Total Assets	$21,148	$(3,355)	$17,793	$(17,307)	$486
Offsetting of Financial Liabilities:
Derivatives(1)	$3,140	$(3,140)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$3,140	$(3,140)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit and equity derivatives in any of its cash flow hedge accounting relationships.
The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2019
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$569	$1,693	$(418)	$1,391
Total cash flow hedges	569	1,693	(418)	1,391
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	1,393	0	0	0
Currency	38	0	0	0
Currency/Interest Rate	216	0	(9)	0
Credit	(1)	0	0	0
Equity	10,544	0	0	0
Embedded Derivatives	(23,598)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(11,408)	0	(9)	0
Total	$(10,839)	$1,693	$(427)	$1,391

	Year Ended December 31, 2018(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(305)	$1,360	$638	$6,829
Total cash flow hedges	(305)	1,360	638	6,829
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(583)	0	0	0
Currency	98	0	0	0
Currency/Interest Rate	1,682	0	13	0
Credit	(2)	0	0	0
Equity	(3,793)	0	0	0
Embedded Derivatives	(6,275)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(8,873)	0	13	0
Total	$(9,178)	$1,360	$651	$6,829

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2017(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(68)	$814	$(873)	$(10,009)
Total cash flow hedges	(68)	814	(873)	(10,009)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	124	0	0	0
Currency	(106)	0	0	0
Currency/Interest Rate	(1,765)	0	(20)	0
Credit	(46)	0	0	0
Equity	3,497	0	0	0
Embedded Derivatives	(14,734)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(13,030)	0	(20)	0
Total	$(13,098)	$814	$(893)	$(10,009)

(1)	Net change in AOCI.

(2)	Prior period amounts have been updated to conform to current period presentation.
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2016	$4,973
Amount recorded in AOCI
Currency/Interest Rate	(10,136)
Total amount recorded in AOCI	(10,136)
Amount reclassified from AOCI to income
Currency/Interest Rate	127
Total amount reclassified from AOCI to income	127
Balance, December 31, 2017	$(5,036)
Amount recorded in AOCI
Currency/Interest Rate	8,522
Total amount recorded in AOCI	8,522
Amount reclassified from AOCI to income
Currency/Interest Rate	(1,693)
Total amount reclassified from AOCI to income	(1,693)
Balance, December 31, 2018	$1,793
Cumulative-effect adjustment from the adoption of ASU 2017-12(1)	9
Amount recorded in AOCI
Currency/Interest Rate	3,235
Total amount recorded in AOCI	3,235
Amount reclassified from AOCI to income
Currency/Interest Rate	(1,844)
Total amount reclassified from AOCI to income	(1,844)
Balance, December 31, 2019	$3,193

(1)	See Note 2 for details.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2019 values, it is estimated that a pre-tax gain of $1.7 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2020.
The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.
There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2019 and 2018.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $0 million and $1 million reported as of December 31, 2019 and 2018, respectively with a fair value of $0 million for both periods.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$16,015	$0	$0	$16,015
Obligations of U.S. states and their political subdivisions	0	133,677	0	0	133,677
Foreign government bonds	0	77,280	0	0	77,280
U.S. corporate public securities	0	697,520	0	0	697,520
U.S. corporate private securities	0	232,903	312	0	233,215
Foreign corporate public securities	0	57,993	0	0	57,993
Foreign corporate private securities	0	163,026	866	0	163,892
Asset-backed securities(2)	0	18,542	0	0	18,542
Commercial mortgage-backed securities	0	147,389	0	0	147,389
Residential mortgage-backed securities	0	4,573	0	0	4,573
Subtotal	0	1,548,918	1,178	0	1,550,096
Fixed maturities, trading	0	13,700	0	0	13,700
Equity securities	0	207	7,305	0	7,512
Cash equivalents	0	55,896	0	0	55,896
Other invested assets(3)	0	34,413	0	(13,029)	21,384
Reinsurance recoverables	0	0	760,558	0	760,558
Receivables from parent and affiliates	0	2,433	0	0	2,433
Subtotal excluding separate account assets	0	1,655,567	769,041	(13,029)	2,411,579
Separate account assets(4)(5)	0	13,927,275	0	0	13,927,275
Total assets	$0	$15,582,842	$769,041	$(13,029)	$16,338,854
Future policy benefits(6)	$0	$0	$760,558	$0	$760,558
Policyholders' account balances	0	0	133,793	0	133,793
Payables to parent and affiliates	0	13,043	0	(13,043)	0
Total liabilities	$0	$13,043	$894,351	$(13,043)	$894,351

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$16,328	$0	$0	$16,328
Obligations of U.S. states and their political subdivisions	0	122,306	0	0	122,306
Foreign government bonds	0	65,294	0	0	65,294
U.S. corporate public securities	0	480,725	0	0	480,725
U.S. corporate private securities	0	224,278	2,088	0	226,366
Foreign corporate public securities	0	48,215	0	0	48,215
Foreign corporate private securities	0	143,969	794	0	144,763
Asset-backed securities(2)	0	23,351	0	0	23,351
Commercial mortgage-backed securities	0	145,206	0	0	145,206
Residential mortgage-backed securities	0	5,270	0	0	5,270
Subtotal	0	1,274,942	2,882	0	1,277,824
Fixed maturities, trading	0	5,770	0	0	5,770
Equity securities	0	3,248	6,622	0	9,870
Cash equivalents	19,972	39,946	0	0	59,918
Other invested assets(3)	0	11,148	0	(3,355)	7,793
Reinsurance recoverables	0	0	488,825	0	488,825
Receivables from parent and affiliates	0	8,824	0	0	8,824
Subtotal excluding separate account assets	19,972	1,343,878	498,329	(3,355)	1,858,824
Separate account assets(4)(5)	0	11,648,322	0	0	11,648,322
Total assets	$19,972	$12,992,200	$498,329	$(3,355)	$13,507,146
Future policy benefits(6)	$0	$0	$488,825	$0	$488,825
Policyholders' account balances	0	0	1,949	0	1,949
Payables to parent and affiliates	0	3,140	0	(3,140)	0
Total liabilities	$0	$3,140	$490,774	$(3,140)	$490,774

(1)	“Netting” amounts represent cash collateral of $0.0 million and $0.2 million as of December 31, 2019 and 2018, respectively.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2019 and 2018, the fair values of such investments were $3.3 million and $2.9 million, respectively.

(4)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2019 and 2018, the fair value of such investments was $1,977 million and $1,734 million respectively.

(5)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Statements of Financial Position.

(6)
As of December 31, 2019, the net embedded derivative liability position of $761 million includes $60 million of embedded derivatives in an asset position and $821 million of embedded derivatives in a liability position. As of December 31, 2018, the net embedded derivative liability position of $489 million includes $60 million of embedded derivatives in an asset position and $549 million of embedded derivatives in a liability position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2019 and 2018, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs, and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter-Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Policyholders' Account Balances – The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain universal life products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. The determination of these risk premiums requires the use of management’s judgment, and hence these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	As of December 31, 2019
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Reinsurance recoverables	$760,558	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$760,558	Discounted cash flow	Lapse rate(5)	1%	18%		Decrease
			Spread over LIBOR(6)	0.10%	1.23%		Decrease
			Utilization rate(7)	43%	97%		Increase
			Withdrawal rate	See table footnote (8) below.
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	13%	23%		Increase
Policyholders' account balances(4)	$133,793	Discounted cash flow	Lapse rate(5)	1%	6%		Decrease
			Spread over LIBOR(6)	0.10%	1.23%		Decrease
			Mortality rate(9)	0%	24%		Decrease
			Equity volatility curve	10%	23%		Increase
	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$2,882	Discounted cash flow	Discount rate	7%	16.33%	9.93%	Decrease
Reinsurance recoverables	$488,825	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$488,825	Discounted cash flow	Lapse rate(5)	1%	13%		Decrease
			Spread over LIBOR(6)	0.36%	1.60%		Decrease
			Utilization rate(7)	50%	97%		Increase
			Withdrawal rate	See table footnote (8) below.
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities available-for-sale.

(3)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(4)
Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(5)
Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.

(6)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.

(7)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(8)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of both December 31, 2019 and 2018, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(9)
The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 45 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age and duration. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities - The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2019
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$2,882	$(2,133)	$428	$0	$0	$(638)	$0	$639	$0	$1,178	$(4,880)
Structured securities(4)	0	442	0	(10)	0	(68)	0	24,960	(25,324)	0	0
Other assets:
Equity securities	6,622	683	0	0	0	0	0	0	0	7,305	683
Reinsurance recoverables	488,825	174,913	96,820	0	0	0	0	0	0	760,558	191,215
Receivables from parent and affiliates	0	0	0	0	0	0	0	0	0	0	0
Liabilities:
Future policy benefits	(488,825)	(174,913)	0	0	(96,820)	0	0	0	0	(760,558)	(191,215)
Policyholders' account balances(5)	(1,949)	(108,588)	0	0	(23,256)	0	0	0	0	(133,793)	(107,158)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2019
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(4,895)	$0	$3,018	$186	$(4,880)	$0
Other assets:
Equity securities	0	683	0	0	0	683
Reinsurance recoverables	174,913	0	0	0	191,215	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	(174,913)	0	0	0	(191,215)	0
Policyholders' account balances	(108,588)	0	0	0	(107,158)	0

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$14,516	$(2,881)	$555	$(45)	$0	$(9,263)	$0	$0	$0	$2,882	$0
Structured securities(4)	11,575	(28)	9,797	(196)	0	(2,693)	0	196	(18,651)	0	0
Other assets:
Equity securities	7,428	(806)	0	0	0	0	0	0	0	6,622	(806)
Reinsurance recoverables	472,157	(70,180)	86,848	0	0	0	0	0	0	488,825	(54,376)
Receivables from parent and affiliates	0	(18)	0	0	0	0	0	6,047	(6,029)	0	0
Liabilities:
Future policy benefits	(472,157)	70,180	0	0	(86,848)	0	0	0	0	(488,825)	54,376
Policyholders' account balances(5)	(5,463)	3,567	0	0	0	(53)	0	0	0	(1,949)	3,567

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$160	$0	$(3,222)	$153	$0	$0
Other assets:
Equity securities	0	(806)	0	0	0	(806)
Reinsurance recoverables	(70,180)	0	0	0	(54,376)	0
Receivables from parent and affiliates	0	0	(18)	0	0	0
Liabilities:
Future policy benefits	70,180	0	0	0	54,376	0
Policyholders' account balances	3,567	0	0	0	3,567	0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2017, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2017.

	Year Ended December 31, 2017
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$5	$0	$81	$165	$(62)	$0
Other assets:
Equity securities	0	696	0	0	0	696
Reinsurance recoverables	(44,680)	0	0	0	(31,829)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	44,680	0	0	0	31,829	0
Policyholders' account balances	(3,421)	0	0	0	(3,421)	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)	Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities.

(4)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities.

(5)	Issuances and settlements for Policyholders' account balances are presented net in the rollforward.
Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2019
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$148,855	$148,855	$143,098
Policy loans	0	0	211,986	211,986	211,986
Cash and cash equivalents	28	0	0	28	28
Accrued investment income	0	19,539	0	19,539	19,539
Reinsurance recoverables	0	0	26,400	26,400	26,286
Receivables from parent and affiliates	0	30,387	0	30,387	30,387
Other assets	0	3,071	0	3,071	3,071
Total assets	$28	$52,997	$387,241	$440,266	$434,395
Liabilities:
Policyholders’ account balances - investment contracts	$0	$192,239	$40,475	$232,714	$232,600
Cash collateral for loaned securities	0	2,481	0	2,481	2,481
Short-term debt to affiliates	0	89	0	89	89
Payables to parent and affiliates	0	24,958	0	24,958	24,958
Other liabilities	0	41,310	0	41,310	41,310
Total liabilities	$0	$261,077	$40,475	$301,552	$301,438

	December 31, 2018
	Fair Value				Carrying Amount (1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$119,659	$119,659	$118,636
Policy loans	0	0	206,448	206,448	206,448
Cash and cash equivalents	523	10,000	0	10,523	10,523
Accrued investment income	0	17,764	0	17,764	17,764
Reinsurance recoverables	0	0	0	0	0
Receivables from parent and affiliates	0	31,564	0	31,564	31,564
Other assets	0	4,193	0	4,193	4,193
Total assets	$523	$63,521	$326,107	$390,151	$389,128
Liabilities:
Policyholders’ account balances - investment contracts	$0	$179,239	$40,349	$219,588	$220,553
Cash collateral for loaned securities	0	2,702	0	2,702	2,702
Short-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	20,413	0	20,413	20,413
Other liabilities	0	58,357	0	58,357	58,357
Total liabilities	$0	$260,711	$40,349	$301,060	$302,025

(1)
Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life, and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, unsettled trades and accounts receivable.
Reinsurance Recoverables
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements between the Company and related parties. See Note 9 for additional information about the Company's reinsurance arrangements.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Short-term Debt to Affiliates
The fair value of short-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2019	2018	2017
	(in thousands)
Balance, beginning of year	$165,478	$145,451	$135,759
Capitalization of commissions, sales and issue expenses	39,199	30,742	24,599
Amortization- Impact of assumption and experience unlocking and true-ups	(5,341)	(6,328)	(2,875)
Amortization- All other	(9,509)	(9,644)	(9,663)
Change in unrealized investment gains and losses	(11,014)	5,257	(2,369)
Balance, end of year	$178,813	$165,478	$145,451

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2019	2018
	(in thousands)
Life insurance	$1,505,953	$1,299,165
Individual annuities and supplementary contracts	32,057	27,619
Other contract liabilities	764,949	493,308
Total future policy benefits	$2,302,959	$1,820,092
Life insurance liabilities include reserves for death benefits. Individual annuities and supplementary contract liabilities include reserves for life contingent immediate annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.3% to 7.0%.
Future policy benefits for individual annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present value range from 0.0% to 7.3%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the above table. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.9% to 3.3%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2019	2018
	(in thousands)
Interest-sensitive life contracts	$1,851,262	$1,767,831
Individual annuities	360,497	345,790
Guaranteed interest accounts	20,111	22,088
Other	192,250	179,249
Total policyholders’ account balances	$2,424,120	$2,314,958
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates for interest-sensitive life contracts range from 1.9% to 4.6%. Interest crediting rates for individual annuities range from 0.0% to 4.9%. Interest crediting rates for guaranteed interest accounts range from 1.5% to 4.1%. Interest crediting rates range from 0.5% to 3.5% for other.
8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2019 and 2018, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2019		December 31, 2018
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$9,457,044	N/A	$7,954,281	N/A
Net amount at risk	$2,624	N/A	$66,895	N/A
Average attained age of contractholders	67 years	N/A	66 years	N/A
Minimum return or contract value
Account value	$1,974,634	$10,662,525	$1,820,257	$9,082,737
Net amount at risk	$1,784	$174,773	$148,719	$381,856
Average attained age of contractholders	69 years	68 years	68 years	66 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Balances are gross of reinsurance.

(2)	Includes income and withdrawal benefits.

	December 31, 2019	December 31, 2018
	In the Event of Death(1)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$866,213	$768,008
General account value	$1,040,548	$943,528
Net amount at risk	$18,594,133	$18,364,626
Average attained age of contractholders	54 years	54 years

(1)	Balances are gross of reinsurance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2019(1)	December 31, 2018(1)
	(in thousands)
Equity funds	$5,909,051	$4,884,603
Bond funds	5,016,141	4,419,587
Money market funds	167,616	145,921
Total	$11,092,808	$9,450,111

(1)	Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $339 million at December 31, 2019 and $324 million at December 31, 2018 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features were invested in general account investment options. For the years ended December 31, 2019, 2018 and 2017, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB, and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB, and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

	GMDB		GMIB	GMWB/GMIWB/GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity

	(in thousands)
Balance at December 31, 2016	$10,635	$137,319	$1,116	$434,713	$583,783
Incurred guarantee benefits(1)	893	47,907	(570)	37,443	85,673
Paid guarantee benefits	(154)	(250)	(11)	0	(415)
Change in unrealized investment gains and losses	161	11,265	2	0	11,428
Balance at December 31, 2017	11,535	196,241	537	472,156	680,469
Incurred guarantee benefits(1)	1,913	52,918	10	16,669	71,510
Paid guarantee benefits	(964)	(5,636)	0	0	(6,600)
Change in unrealized investment gains and losses	(216)	(18,681)	(4)	0	(18,901)
Balance at December 31, 2018	12,268	224,842	543	488,825	726,478
Incurred guarantee benefits(1)	2,846	115,994	68	271,733	390,641
Paid guarantee benefits	63	(15,638)	(50)	0	(15,625)
Change in unrealized investment gains and losses	459	51,351	5	0	51,815
Balance at December 31, 2019	$15,636	$376,549	$566	$760,558	$1,153,309

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The GMDB, which includes the liability for no-lapse guarantees, and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held.
There were no deferred sales inducements balances at December 31, 2019 and 2018 because they were fully ceded.
9.    REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Term Reinsurance Company (“Term Re”) and Dryden Arizona Reinsurance Term Company (“DART”), its parent companies, Pruco Life and Prudential Insurance, as well as third parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into a reinsurance agreement to transfer the risk related to living benefit guarantees on variable annuities to Prudential Insurance. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Statements of Financial Position as of December 31, were as follows:

	2019	2018
	(in thousands)
Reinsurance recoverables	$3,200,642	$2,723,518
Policy loans	(18,627)	(17,297)
Deferred policy acquisition costs	(736,575)	(754,569)
Deferred sales inducements	(47,423)	(52,875)
Other assets	16,540	17,959
Other liabilities	93,557	65,225
The reinsurance recoverables by counterparty are broken out below:

	December 31, 2019	December 31, 2018
	(in thousands)
Prudential Insurance	$1,245,450	$924,847
PAR U	1,027,304	922,904
PARCC	458,441	480,627
PAR Term	219,757	205,972
Term Re	190,633	156,303
DART	38,651	13,367
Pruco Life	16,428	15,013
Unaffiliated	3,978	4,485
Total reinsurance recoverables	$3,200,642	$2,723,518

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2019	2018	2017
	(in thousands)
Premiums:
Direct	$248,613	$238,622	$231,167
Ceded	(235,682)	(225,615)	(217,200)
Net premiums	12,931	13,007	13,967
Policy charges and fee income:
Direct	405,167	361,697	409,874
Ceded(1)	(339,432)	(299,130)	(365,671)
Net policy charges and fee income	65,735	62,567	44,203
Net investment income:
Direct	77,462	68,467	67,243
Ceded	(674)	(656)	(592)
Net investment income	76,788	67,811	66,651
Asset administration fees:
Direct	38,013	36,214	38,743
Ceded	(32,169)	(30,858)	(29,668)
Net asset administration fees	5,844	5,356	9,075
Realized investment gains (losses), net:
Direct	(184,219)	70,414	41,810
Ceded	166,831	(79,687)	(55,848)
Realized investment gains (losses), net	(17,388)	(9,273)	(14,038)
Policyholders’ benefits (including change in reserves):
Direct	436,729	296,335	291,003
Ceded(2)	(411,116)	(276,506)	(278,748)
Net policyholders’ benefits (including change in reserves)	25,613	19,829	12,255
Interest credited to policyholders’ account balances:
Direct	67,354	67,490	54,624
Ceded	(29,608)	(31,554)	(21,665)
Net interest credited to policyholders’ account balances	37,746	35,936	32,959
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	$(182,460)	$(161,905)	$(165,870)

(1)	Includes $(4) million of unaffiliated activity for each of the years ended December 31, 2019, 2018 and 2017.

(2)	Includes $(2) million, $(4) million and $(0.2) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2019	2018	2017
	(in thousands)
Direct gross life insurance face amount in force	$148,591,760	$140,943,939	$136,020,588
Reinsurance ceded	(135,331,837)	(128,863,466)	(123,974,595)
Net life insurance face amount in force	$13,259,923	$12,080,473	$12,045,993

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Information regarding significant affiliated reinsurance agreements is described below.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement was terminated for certain new business, primarily Universal Life business, and such business was reinsured to Pruco Life under a yearly renewable term reinsurance agreement. Effective April 1, 2016 the Company entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees.
PAR U
Effective July 1, 2012, the Company reinsures an amount equal to 95% of all risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, excluding those policies that are subject to principle-based reserving.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
PAR Term
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Pruco Life
Effective July 1, 2017, the Company entered into a yearly renewable term reinsurance agreement with Pruco Life for new business, primarily covering Universal Life policies. Under this agreement the majority of all mortality risk is ceded to Pruco Life. The Company also reinsures certain Corporate Owned Life Insurance (“COLI”) policies with Pruco Life. Through March 31, 2016, the Company reinsured Prudential Defined Income ("PDI") living benefit guarantees with Pruco Life. Effective April 1, 2016, the Company recaptured PDI living benefit guarantees from Pruco Life and reinsured them with Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018, excluding those policies that are subject to principle-based reserving.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$7,030	$8,435	$4,514
Total	7,030	8,435	4,514
Deferred tax expense (benefit):
U.S. Federal	(10,442)	(8,488)	(10,452)
Total	(10,442)	(8,488)	(10,452)
Income tax expense (benefit) from operations	(3,412)	(53)	(5,938)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	26,583	(14,464)	10,084
Additional paid-in capital	0	0	471
Total income tax expense (benefit)	$23,171	$(14,517)	$4,617
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Expected federal income tax expense	$7,002	$6,559	$10,262
Non-taxable investment income	(6,578)	(5,171)	(15,687)
Tax credits	(3,689)	(3,525)	(2,611)
Domestic production activities deduction, net	0	0	(1,045)
Changes in tax law	0	(61)	2,507
Settlements with taxing authorities	0	2,098	0
Other	(147)	47	636
Reported income tax expense (benefit)	$(3,412)	$(53)	$(5,938)
Effective tax rate	(10.2)%	(0.2)%	(20.3)%

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes.” The Company’s effective tax rate for fiscal years 2019, 2018 and 2017 was (10.2)%, (0.2)% and (20.3)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the Company's effective tax rate during the periods presented:
Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:
Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $2.5 million tax expense in “Income tax expense (benefit)” in the Company’s Statements of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $0.1 million decrease in income tax expense for a total of $2.4 million recognized from the reduction in net deferred tax assets to reflect the reduction in the U.S. tax rate from 35% to 21%.
Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $6 million of the total $7 million of 2019 non-taxable investment income, $5 million of the total $5 million of 2018 non-taxable investment income, and $15 million of the total $16 million of 2017 non-taxable investment income. The DRD for the current period was estimated using information from 2018, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2019	2018
	(in thousands)
Deferred tax assets:
Insurance reserves	$29,213	$19,049
Net unrealized loss on securities	0	4,077
Deferred policy acquisition cost	9,720	6,653
Employee benefits	840	0
Other	393	440
Deferred tax assets	40,166	30,219
Deferred tax liabilities:
Net unrealized gain on securities	23,698	0
Investments	5,677	5,364
Deferred tax liabilities	29,375	5,364
Net deferred tax asset (liability)	$10,791	$24,855

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2019, and 2018. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s "Income (loss) from operations before income taxes" includes income from domestic operations of $33 million, $31 million and $29 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2019	2018	2017
	(in thousands)
Balance at January 1,	$0	$3,019	$948
Increases in unrecognized tax benefits-prior years	0	0	1,237
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	0	834
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	(3,019)	0
Balance at December 31,	$0	$0	$3,019
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$0	$3,019
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2019, the Company remains subject to examination in the U.S. for tax years 2015 through 2019.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

11.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2016	$(70)	$12,231	$12,161
Change in OCI before reclassifications	43	31,228	31,271
Amounts reclassified from AOCI	0	982	982
Income tax benefit (expense)	(15)	(10,069)	(10,084)
Balance, December 31, 2017	$(42)	$34,372	$34,330
Change in OCI before reclassifications	(1,187)	(66,171)	(67,358)
Amounts reclassified from AOCI	0	(1,521)	(1,521)
Income tax benefit (expense)	248	14,216	14,464
Cumulative effect of adoption of ASU 2016-01	0	(175)	(175)
Cumulative effect of adoption of ASU 2018-02	(8)	5,901	5,893
Balance, December 31, 2018	$(989)	$(13,378)	$(14,367)
Change in OCI before reclassifications	10	122,400	122,410
Amounts reclassified from AOCI	0	4,175	4,175
Income tax benefit (expense)	(2)	(26,581)	(26,583)
Balance, December 31, 2019	$(981)	$86,616	$85,635

(1)	Includes cash flow hedges of $3 million, $2 million and $(5) million as of December 31, 2019, 2018 and 2017, respectively.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$1,844	$1,693	$(127)
Net unrealized investment gains (losses) on available-for-sale securities(4)	(6,019)	(172)	(855)
Total net unrealized investment gains (losses)	(4,175)	1,521	(982)
Total reclassifications for the period	$(4,175)	$1,521	$(982)

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale, certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$147	$162	$134	$(155)	$288
Net investment gains (losses) on investments arising during the period	23	0	0	(7)	16
Reclassification adjustment for (gains) losses included in net income	(12)	0	0	4	(8)
Reclassification adjustment for OTTI losses excluded from net income(1)	4	0	0	(1)	3
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(225)	0	80	(145)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(25)	9	(16)
Balance, December 31, 2017	$162	$(63)	$109	$(70)	$138
Net investment gains (losses) on investments arising during the period	3	0	0	(1)	2
Reclassification adjustment for (gains) losses included in net income	(22)	0	0	5	(17)
Reclassification adjustment for OTTI losses excluded from net income	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	9	0	(2)	7
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(67)	14	(53)
Balance, December 31, 2018	$143	$(54)	$42	$(54)	$77
Net investment gains (losses) on investments arising during the period	(532)	0	0	112	(420)
Reclassification adjustment for (gains) losses included in net income	647	0	0	(136)	511
Reclassification adjustment for OTTI losses excluded from net income(1)	(207)	0	0	43	(164)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	22	0	(5)	17
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(8)	2	(6)
Balance, December 31, 2019	$51	$(32)	$34	$(38)	$15

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(3)	"Other liabilities" primarily includes reinsurance payables.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(1)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$18,666	$(6,408)	$6,115	$(6,430)	$11,943
Net investment gains (losses) on investments arising during the period	34,845	0	0	(10,920)	23,925
Reclassification adjustment for (gains) losses included in net income	(970)	0	0	304	(666)
Reclassification adjustment for OTTI losses excluded from net income(2)	(4)	0	0	1	(3)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	6,443	0	(2,293)	4,150
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(7,869)	2,754	(5,115)
Balance, December 31, 2017	$52,537	$35	$(1,754)	$(16,584)	$34,234
Net investment gains (losses) on investments arising during the period	(68,532)	0	0	14,392	(54,140)
Reclassification adjustment for (gains) losses included in net income	(1,499)	0	0	315	(1,184)
Reclassification adjustment for OTTI losses excluded from net income	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	3,134	0	(658)	2,476
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(718)	151	(567)
Cumulative effect of adoption of ASU 2016-01	(270)	0	0	95	(175)
Cumulative effect of adoption of ASU 2018-02	0	0	0	5,901	5,901
Balance, December 31, 2018	$(17,764)	$3,169	$(2,472)	$3,612	$(13,455)
Net investment gains (losses) on investments arising during the period	130,017	0	0	(27,303)	102,714
Reclassification adjustment for (gains) losses included in net income	3,528	0	0	(741)	2,787
Reclassification adjustment for OTTI losses excluded from net income(2)	207	0	0	(43)	164
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	5,836	0	(1,226)	4,610
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(12,935)	2,716	(10,219)
Balance, December 31, 2019	$115,988	$9,005	$(15,407)	$(22,985)	$86,601

(1)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(2)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(3)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(4)	"Other liabilities" primarily includes reinsurance payables.
12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income of the Company amounted to $38 million, $33 million and $33 million for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory surplus of the Company amounted to $339 million and $234 million at December 31, 2019 and 2018, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $43 million in 2020 without prior approval. The Company paid dividends to Pruco Life of $0 million, $0 million and $100 million in 2019, 2018 and 2017, respectively.
13. RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock based-awards program was $0.1 million for each of the years ended December 31, 2019, 2018 and 2017. The expense charged to the Company for the deferred compensation program was $0.6 million, $0.7 million and $1 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $2 million, $3 million and $3 million for each of the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $3 million, $3 million and $4 million for the years ended December 31, 2019, 2018 and 2017, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $1 million for each of the years ended December 31, 2019, 2018 and 2017.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $78 million, $73 million and $62 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $13 million, $8 million and $8 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Corporate-Owned Life Insurance
The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,743 million at December 31, 2019 and $2,239 million at December 31, 2018. Fees related to these COLI policies were $26 million, $25 million and $25 million for the years ended December 31, 2019, 2018 and 2017, respectively. The Company retains 10% of the mortality risk associated with these COLI policies up to $0.1 million per individual policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $2 million for each of the years ended December 31, 2019, 2018 and 2017. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $37 million and $33 million as of December 31, 2019 and 2018, respectively. "Net investment income" related to these ventures includes a gain of $2 million, $0.3 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $32 million, $31 million and $29 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $6 million, $5 million and $9 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income (Loss).

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2019	2018
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$0	$6,001
U.S. dollar fixed rate notes	2026	-	2027	0.00%	-	14.85%	2,433	2,823
Total long-term notes receivable - affiliated(1)							$2,433	$8,824

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.0 million and $0.1 million for the year end December 31, 2019 and 2018, respectively, and is included in “Other assets”. Revenues related to these loans were $0.2 million, $0.3 million and $0.3 million for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in “Other income”.
Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2019 and 2018:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/(Decrease)	Realized Investment Gain (Loss)
				(in thousands)
Gibraltar Universal Life Reinsurance Company	May 2018	Purchase	Fixed Maturities	$17,904	$17,904	$0	$0
Prudential Annuities Life Assurance Corporation	April 2019	Sale	Equity Securities	$3,293	$2,995	$0	$298
Debt Agreements
The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs. The short team debt was $0.1 million as of December 31, 2019. There was no debt outstanding for 2018 and 2017.
The total interest expense to the Company related to loans payable to affiliates was $0.1 million, $0.0 million and $0.0 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Contributed Capital and Dividends
In December 2019, the Company receive capital contribution in the amount of $60 million from Pruco Life. In March of 2018 and 2017, the Company received capital contributions in the amount of $1 million from Pruco Life.
Through 2019 and 2018, the Company did not pay any dividends. In June of 2017, the Company paid a dividend in the amount of $100 million to Pruco Life.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2019, there were $4 million outstanding commitments to fund commercial loans, and none as of December 31, 2018. The Company has made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2019 and 2018, $48 million and $41 million, respectively, of these commitments were outstanding.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2019, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $10 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification. In October 2019, plaintiff filed: (1) the First Amended Complaint adding Prudential Insurance Company of America and Pruco Life Insurance Company of New Jersey as defendants; and (2) a motion seeking preliminary certification of a settlement class, appointment of a class representative and class counsel, and preliminary approval of the proposed class action settlement. In November 2019, the court issued an order granting the motion for preliminary approval of the settlement.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.
The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two of its subsidiaries violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2019
Total revenues	$38,475	$43,080	$36,173	$30,804
Total benefits and expenses	27,353	33,388	27,560	26,888
Income (loss) from operations before income taxes	11,122	9,692	8,613	3,916
Net income (loss)	$10,545	$10,497	$8,366	$7,347
2018
Total revenues	$41,606	$40,709	$22,789	$35,368
Total benefits and expenses	30,839	33,648	15,100	29,657
Income (loss) from operations before income taxes	10,767	7,061	7,689	5,711
Net income (loss)	$10,020	$6,316	$7,539	$7,406

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company of New Jersey:
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Pruco Life Insurance Company of New Jersey (the "Company") as of December 31, 2019 and 2018, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019 including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which its accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018 and the manner in which it accounts for certain reinsurance costs in 2017.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As discussed in Note 13 to the financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates, who are related parties.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 5, 2020

We have served as the Company's auditor since 1996.